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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09093

                                  E*TRADE Funds
               (Exact name of registrant as specified in charter)

      4500 Bohannon Drive, Menlo Park, California    94025
       (Address of principal executive offices)    (Zip code)

                                   Dennis Webb
                               4500 Bohannon Drive
                          Menlo Park, California 94025
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650-331-6000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Schedule of Investments
E*TRADE Russell 2000 Index Fund
September 30, 2004 (Unaudited)

Company                                                    Shares       Value
-------------------------------------------------------------------------------
COMMON STOCKS--97.3%
ADVERTISING--0.5%
ADVO, Inc.                                                   1,587       49,102
aQuantive, Inc.(a)                                           2,729       26,335
Catalina Marketing Corp.                                     2,858       65,963
DoubleClick, Inc.(a)                                         6,300       37,233
Grey Global Group, Inc.                                         40       39,800
Marchex, Inc.(a)                                               200        2,492
Sitel Corp.(a)                                               3,200        6,912
ValueVision Media, Inc., Class A(a)                            979       13,109
Ventiv Health, Inc.(a)                                       1,000       16,950
                                                                     ----------
                                                                        257,895
                                                                     ----------

AEROSPACE/DEFENSE--0.7%
AAR Corp.(a)                                                 1,724       21,464
BE Aerospace, Inc.(a)                                        1,900       17,290
Curtiss-Wright Corp.                                         1,152       65,929
DRS Technologies, Inc.(a)                                    1,136       42,532
Ducommun, Inc.(a)                                              355        7,934
GenCorp., Inc.                                               2,062       27,940
HEICO Corp.                                                  1,072       18,953
Innovative Solutions & Support(a)                              300        7,359
MTC Technologies, Inc.(a)                                      315        8,703
Orbital Sciences Corp.(a)                                    2,798       31,953
Sequa Corp., Class A(a)                                        280       14,619
Teledyne Technologies, Inc.(a)                               1,680       42,067
Titan Corp. (The)(a)                                         4,824       67,391
United Industrial Corp.                                        517       17,004
                                                                     ----------
                                                                        391,139
                                                                     ----------

AGRICULTURE--0.1%
Delta & Pine Land Co.                                        1,982       53,019
DIMON, Inc.                                                  2,619       15,426
Maui Land & Pineapple Co., Inc.(a)                             175        5,539
                                                                     ----------
                                                                         73,983
                                                                     ----------

AIRLINES--0.6%
Airtran Holdings, Inc.                                       4,936       49,163
Alaska Air Group, Inc.(a)                                    1,696       42,027
Alaska Communications Systems Group, Inc.(a)                   500        2,800
America West Holdings Corp., Class B(a)                      1,840        9,936
Continental Airlines, Inc., Class B(a)                       3,597       30,646
Delta Air Lines, Inc.(a)                                     6,200       20,398
ExpressJet Holdings, Inc.(a)                                 1,970       19,720

Flyi, Inc.(a)                                                2,611       10,209
Frontier Airlines, Inc.(a)                                   1,883       14,461
Mesa Air Group, Inc.(a)                                      1,670        8,517
Northwest Airlines Corp.(a)                                  4,333       35,574
Pinnacle Airlines Corp.(a)                                   1,100       11,110
Republic Airways Holdings, Inc.(a)                             200        1,798
SkyWest, Inc.                                                3,188       47,979
                                                                     ----------
                                                                        304,338
                                                                     ----------

APPAREL--0.7%
Cache, Inc.                                                    500        7,500
Carter's, Inc.(a)                                              300        8,307
Cherokee, Inc.                                                 358        8,542
Deckers Outdoor Corp.(a)                                       400       13,600
Escalade, Inc.                                                 400        5,556
Gymboree Corp.(a)                                            1,627       23,429
Hartmarx Corp.(a)                                            1,100        8,162
K-Swiss, Inc., Class A                                       1,420       27,335
OshKosh B'Gosh, Inc., Class A                                  259        5,232
Oxford Industries, Inc.                                        592       22,052
Phillips-Van Heusen Corp.                                    1,340       29,855
Quiksilver, Inc.(a)                                          3,230       82,107
Russell Corp.                                                1,498       25,226
Skechers U.S.A., Inc., Class A(a)                              961       13,954
Stride Rite Corp.                                            2,016       20,664
Warnaco Group, Inc. (The)(a)                                 2,670       59,354
Weyco Group, Inc.                                              130        4,810
                                                                     ----------
                                                                        365,684
                                                                     ----------

AUTO MANUFACTURERS--0.3%
A.S.V., Inc.(a)                                                395       14,785
Aftermarket Technology Corp.(a)                                490        6,164
CLARCOR, Inc.                                                1,362       64,927
Collins & Aikman Corp.(a)                                    2,000        8,360
Smith (A.O.) Corp.                                             828       20,162
Wabash National Corp.(a)                                     1,407       38,650
                                                                     ----------
                                                                        153,048
                                                                     ----------

AUTO PARTS & EQUIPMENT--0.9%
ArvinMeritor, Inc.                                           3,800       71,250
Bandag, Inc.                                                   531       23,258
Commercial Vehicle Group, Inc.(a)                              500        7,920
Cooper Tire & Rubber Co.                                     3,579       72,188
Exide Technologies(a)                                        1,100       17,435
Goodyear Tire & Rubber Co. (The)(a)                          8,521       91,516
Hayes Lemmerz International, Inc.(a)                         2,000       20,320
Modine Manufacturing Co.                                     1,276       38,420
Molina Healthcare, Inc.(a)                                     500       17,750
Noble International Ltd.                                       300        5,481
Standard Motor Products, Inc.                                  591        8,930

Strattec Security Corp.(a)                                     175       10,896
Superior Industries International, Inc.                      1,222       36,599
Tenneco Automotive, Inc.(a)                                  2,207       28,912
Tower Automotive, Inc.(a)                                    3,191        6,669
United Panam Financial Corp.(a)                                200        3,601
Visteon Corp.                                                7,454       59,557
                                                                     ----------
                                                                        520,702
                                                                     ----------

BANKS--10.6%
1st Source Corp.                                               517       13,256
ABC Bancorp                                                    407        8,209
Alabama National Bancorp                                       542       32,450
AMCORE Financial, Inc.                                       1,331       37,774
Americanwest Bancorp.                                          440        8,298
Anchor BanCorp Wisconsin, Inc.                               1,094       28,335
Apollo Investment Corp.                                      3,400       48,110
Arrow Financial Corp.                                          358       10,747
BancFirst Corp.                                                196       12,568
Bancorp Bank (The)(a)                                          300        6,105
Bancorpsouth, Inc.                                           4,500      103,455
BancTrust Financial Group, Inc.                                388        7,294
Bank Mutual Corp.                                            4,561       54,732
Bank of Granite Corp.                                          601       11,665
Bank of the Ozarks, Inc.                                       488       14,508
BankAtlantic Bancorp, Inc., Class A                          2,477       45,379
BankUnited Financial Corp., Class A(a)                       1,398       40,752
Banner Corp.                                                   495       14,553
Berkshire Hills Bancorp, Inc.                                  286       10,568
Beverly Hills Bancorp, Inc.                                    600        6,270
BFC Financial Corp.(a)                                         300        3,300
Boston Private Financial Holdings, Inc.                      1,409       35,169
Brookline Bancorp, Inc.                                      3,386       53,059
Bryn Mawr Bank Corp.                                           350        7,028
Camden National Corp.                                          348       12,009
Capital City Bank Group, Inc.                                  446       17,265
Capital Corporation of the West                                185        7,955
Capital Crossing Bank                                          200        5,088
Capital Southwest Corp.(a)                                     100        7,600
Capitol Bancorp Ltd.                                           447       13,115
Cascade Bancorp                                                915       17,751
Cathay General Bancorp                                       2,450       91,116
Center Financial Corp.                                         400        7,608
Central Coast Bancorp                                          461        9,404
Central Pacific Financial Corp.                              1,315       36,201
Century Bancorp, Inc., Class A                                 169        5,366
Charter Financial Corp.                                        175        5,938
Chemical Financial Corp.                                     1,304       47,622
Chittenden Corp.                                             2,451       66,790
Circle Group Holdings, Inc.(a)                               1,100        1,991
Citizens Banking Corp.                                       2,510       81,751
Citizens First Bancorp, Inc.                                   378        9,484

City Bank                                                      333       11,648
City Holding Co.                                               775       25,490
Clifton Savings Bancorp, Inc.                                  600        6,996
Coastal Financial Corp.                                        576        8,323
CoBiz, Inc.                                                    633       10,463
Columbia Bancorp                                               309        9,004
Columbia Banking System, Inc.                                  638       15,178
Commercial Capital Bancorp, Inc.                             1,881       42,680
Commercial Federal Corp.                                     2,162       58,331
Community Bank System, Inc.                                  1,320       33,172
Community Banks, Inc.                                          467       13,538
Community First Bankshares, Inc.                             1,897       60,818
Community Trust Bancorp, Inc.                                  529       16,441
Corus Bankshares, Inc.                                         886       38,213
CVB Financial Corp.                                          1,883       41,840
Dime Community Bancshares                                    1,581       26,561
Downey Financial Corp.                                       1,100       60,456
East West Bancorp, Inc.                                      2,934       98,553
EuroBancshares, Inc.(a)                                      1,243       23,269
Farmers Capital Bank Corp.                                     300       10,290
Fidelity Bankshares, Inc.                                      647       24,062
Financial Institutions, Inc.                                   352        7,888
First Bancorp North Carolina                                   377       12,712
First Bancorp Puerto Rico                                    1,800       86,940
First Busey Corp., Class A                                     616       11,772
First Charter Corp.                                          1,592       38,479
First Citizens BancShares, Inc., Class A                       273       32,214
First Commonwealth Financial Corp.                           4,071       55,406
First Community Bancorp                                        563       23,083
First Community Bancshares, Inc.                               423       13,896
First Federal Capital Corp.                                  1,078       32,599
First Financial Bancorp                                      2,075       35,441
First Financial Bankshares, Inc.                               602       24,176
First Financial Corp.                                          618       19,418
First Financial Holdings, Inc.                                 576       18,006
First Indiana Corp.                                            550       11,055
First Merchants Corp.                                        1,037       25,563
First Midwest Bancorp, Inc.                                  2,700       93,312
First National Bankshares of Florida, Inc.                   2,763       67,832
First Niagara Financial Group, Inc.                          4,830       64,625
First Oak Brook Bancshares, Class A                            336       10,362
First of Long Island Corp.                                     166        7,085
First Place Financial Corp.                                    574       11,480
First Republic Bank                                            612       28,152
First State Bancorp                                            341       10,752
FirstFed Financial Corp.(a)                                    954       46,632
Flagstar Bancorp, Inc.                                       1,653       35,176
Flushing Financial Corp.                                       962       18,288
FNB Corp.                                                    2,700       59,751
FNB Corp. (Virginia Shares)                                    329        8,705
Franklin Bank Corp/Houston TX(a)                               500        8,525

Frontier Financial Corp.                                       918       32,405
GB&T Bancshares, Inc.                                          272        6,000
German American Bancorp                                        417        7,022
Glacier Bancorp, Inc.                                        1,325       38,637
Gold Bancorp, Inc.                                           2,358       31,809
Great Southern Bancorp, Inc.                                   488       15,250
Greater Bay Bancorp                                          2,989       85,934
Hancock Holding Co.                                          1,486       47,240
Hanmi Financial Corp.                                          829       25,036
Harbor Florida Bancshares, Inc.                                989       30,758
Harleysville National Corp.                                  1,388       34,020
Harris & Harris Group, Inc.(a)                                 900        9,306
Heartland Financial USA, Inc.                                  443        8,173
Horizon Financial Corp.                                        500        9,605
Hudson River Bancorp, Inc.                                   1,582       30,026
IBERIABANK Corp.                                               325       18,759
Independent Bank Corp. (Massachusetts)                         651       20,122
Independent Bank Corp. (Michigan)                            1,001       27,027
Integra Bank Corp.                                             730       15,841
Interchange Financial Services Corp.                           543       13,016
Irwin Financial Corp.                                          800       20,656
ITLA Capital Corp.(a)                                          294       13,583
K-Fed Bancorp.(a)                                              300        4,425
KNBT Bancorp, Inc.                                           1,600       26,944
Lakeland Bancorp, Inc.                                         925       15,207
Lakeland Financial Corp.                                       271        9,187
Macatawa Bank Corp.                                            394       11,052
MAF Bancorp, Inc.                                            1,465       63,185
Main Street Banks, Inc.                                        622       19,033
MainSource Financial Group, Inc.                               403        8,262
MB Financial, Inc.                                             991       39,283
MBT Financial Corp.                                            677       13,290
Mercantile Bank Corp.                                          373       12,995
Mid-State Bancshares                                         1,268       32,626
Midwest Banc Holdings, Inc.                                    457        8,784
Nara Bancorp, Inc.                                             846       17,047
NASB Financial, Inc.                                           130        5,125
National Penn Bancshares, Inc.                               1,572       50,257
NBC Capital Corp.                                              343        8,788
NBT Bancorp, Inc.                                            1,759       41,213
Net.Bank, Inc.(a)                                            1,821        5,864
Northwest Bancorp, Inc.                                      1,063       24,098
Oak Hill Financial, Inc.                                       200        6,956
OceanFirst Financial Corp.                                     392        9,510
Ocwen Financial Corp.(a)                                     2,078       19,014
Old National Bancorp (Indiana)                               3,600       89,424
Old Second Bancorp, Inc.                                       616       17,230
Omega Financial Corp.                                          349       12,075
Oriental Financial Group, Inc.                                 964       26,086
Pacific Capital Bancorp                                      2,654       78,505
Park National Corp.                                            600       76,338

Partners Trust Financial Group, Inc.                         1,635       16,939
Peapack-Gladstone Financial Corp.                              361       10,950
PennFed Financial Services, Inc.                               182        5,535
PennRock Financial Services Corp.                              311        8,633
Peoples Bancorp, Inc.                                          485       12,765
Peoples Holding Co.                                            379       12,336
PFF Bancorp, Inc.                                              553       21,163
Piper Jaffray Companies(a)                                   1,100       43,549
Placer Sierra Bancshares                                       300        6,300
PrivateBancorp, Inc.                                           916       24,695
Prosperity Bancshares, Inc.                                    880       23,514
Provident Bankshares Corp.                                   1,653       55,458
Provident Financial Holdings, Inc.                             249        7,221
Provident Financial Services, Inc.                           5,317       91,718
R&G Financial Corp., Class B                                 1,435       55,463
Republic Bancorp, Inc.                                         402        9,326
Republic Bancorp, Inc., Class A                              3,509       54,039
Riggs National Corp.                                           760       16,872
Royal Bancshares of Pennsylvania, Class A                      223        5,412
S&T Bancorp, Inc.                                            1,136       40,567
Sanders Morris Harris Group, Inc.                              500        6,030
Sandy Spring Bancorp, Inc.                                     694       22,694
Santander BanCorp                                              247        6,175
SCBF Financial Corp.                                           331        9,765
Seacoast Banking Corp. of Florida                              548       11,705
Security Bank Corp.                                            175        6,125
Signature Bank(a)                                              300        8,025
Silicon Valley Bancshares(a)                                 1,875       69,694
Simmons First National Corp., Class A                          844       21,590
Smithtown Bancorp, Inc.                                        200        5,000
Southern Community Financial Corp.(a)                          700        7,791
Southside Bancshares, Inc.                                     402        8,185
Southwest Bancorp of Texas, Inc.                             3,764       75,807
Southwest Bancorp, Inc.                                        461       10,165
State Bancorp, Inc.                                            409        9,264
State Financial Services Corp., Class A                        290        7,958
Sterling Bancorp (New York)                                    604       16,338
Sterling Bancshares, Inc.                                    2,363       31,782
Sterling Financial Corp. (Pennsylvania)                      1,163       31,215
Sterling Financial Corp. (Washington)                        1,083       38,165
Suffolk Bancorp                                                514       15,507
Sun Bancorp, Inc. (New Jersey)                                 330        7,237
Susquehanna Bancshares, Inc.                                 2,474       60,860
SY Bancorp, Inc.                                               578       13,045
Taylor Capital Group, Inc.                                     176        4,224
Texas Capital Bancshares, Inc.(a)                            1,200       21,780
Texas Regional Bancshares, Inc., Class A                     2,239       69,611
TierOne Corp.                                                  928       21,400
Tompkins Trustco, Inc.                                         350       16,202
TriCo Bancshares                                               552       11,548
TrustCo Bank Corp. NY                                        4,062       52,075

Trustmark Corp.                                              2,700       83,916
UMB Financial Corp.                                            856       40,806
Umpqua Holdings Corp.                                        2,387       53,851
Union Bankshares Corp.                                         385       11,997
United Bankshares, Inc.                                      2,200       76,230
United Community Banks, Inc.                                 1,489       36,138
United Community Financial Corp.                             1,409       16,020
Univest Corp. of Pennsylvania                                  300       12,225
Unizan Financial Corp.                                       1,184       32,690
USB Holding Co., Inc.                                          534       13,500
Virginia Commerce Bancorp                                      250        6,750
Virginia Financial Group, Inc.                                 350       11,375
Washington Trust Bancorp, Inc.                                 763       19,952
Waypoint Financial Corp.                                     1,625       44,801
WesBanco, Inc.                                                 819       23,817
West Bancorporation                                            767       12,840
West Coast Bancorp                                             692       14,414
Westamerica Bancorp.                                         1,700       93,313
Western Sierra Bancorp                                         300        9,987
Westfield Financial, Inc.                                      223        5,263
Wilshire Bancorp, Inc.(a)                                      300        9,054
Wintrust Financial Corp.                                     1,119       64,096
WSFS Financial Corp.                                           259       12,950
Yardville National Bancorp                                     424       12,338
                                                                     ----------
                                                                      5,842,052
                                                                     ----------

BEVERAGES--0.1%
Boston Beer Co., Inc., Class A(a)                              369        9,299
Coca-Cola Bottling Co. Consolidated                            196       10,588
Farmer Brothers Co.                                            330        8,821
Hansen Natural Corp(a)                                         300        7,236
National Beverage Corp.                                        336        2,715
Peet's Coffee & Tea, Inc.(a)                                   537       12,560
Robert Mondavi Corp. (The), Class A(a)                         489       19,154
Standard Commercial Corp.                                      449        7,072
                                                                     ----------
                                                                         77,445
                                                                     ----------

BIOTECHNOLOGY--1.6%
Accelrys, Inc.(a)                                            1,278        8,333
Alexion Pharmaceuticals, Inc.(a)                             1,514       27,252
Applera Corp. - Celera Genomics Group(a)                     4,232       49,472
Ariad Pharmaceuticals, Inc.(a)                               2,996       20,043
Avant Immunotherapeutics, Inc.(a)                            4,334        7,411
Axonyx, Inc.(a)                                              3,000       16,950
Barrier Therapeutics, Inc.(a)                                  300        3,648
BioCryst Pharmaceuticals, Inc.(a)                              800        4,080
Bioveris Corp.(a)                                            1,143        7,098
Cambrex Corp.                                                1,379       30,269
Cancervax Corp.(a)                                             800        6,480
Ciphergen Biosystems, Inc.(a)                                1,249        4,871

Corgentech, Inc.(a)                                            300        5,121
CuraGen Corp.(a)                                             2,491       13,701
Curis, Inc.(a)                                               2,200        9,790
Cytogen Corp.(a)                                               700        7,378
Cytokinetics, Inc.(a)                                          300        3,990
deCODE genetics, Inc.(a)                                     2,776       20,903
Diversa Corp.(a)                                             1,275       10,646
Encysive Pharmaceuticals, Inc.(a)                            3,017       27,244
Exelixis, Inc.(a)                                            3,690       29,741
Genaera Corp.(a)                                             3,000       11,730
Genelabs Technologies(a)                                     5,100       13,311
Genencor International, Inc.(a)                                358        5,746
GTx, Inc.(a)                                                   200        2,332
Human Genome Sciences, Inc.(a)                               7,500       81,825
Illumina, Inc.(a)                                            1,500        8,865
Immunomedics, Inc.(a)                                        2,418        6,287
Incyte Corp.(a)                                              3,513       33,830
Integra LifeSciences Holdings Corp.(a)                       1,124       36,092
Keryx Biopharmaceuticals, Inc.(a)                            1,200       13,428
Kosan Biosciences, Inc.(a)                                   1,124        6,474
Lexicon Genetics, Inc.(a)                                    3,689       24,311
Lifecell Corp.(a)                                            1,500       15,000
Marshall Edwards, Inc.(a)                                      300        2,663
Maxim Pharmaceuticals, Inc.(a)                               1,500        4,005
Maxygen, Inc.(a)                                             1,239       12,254
Momenta Pharmaceuticals, Inc.(a)                               300        2,469
Myogen, Inc.(a)                                                800        6,480
Myriad Genetics, Inc.(a)                                     1,459       24,949
Nanogen, Inc.(a)                                             1,800        6,894
Northfield Laboratories, Inc.(a)                               900       12,033
Oscient Pharmaceuticals Corp.(a)                             3,300       11,715
Peregrine Pharmaceuticals, Inc.(a)                           7,224       11,631
Regeneration Technologies, Inc.(a)                           1,284       10,298
Regeneron Pharmaceuticals, Inc.(a)                           1,959       17,004
Seattle Genetics, Inc.(a)                                    1,671       10,978
TECHNE Corp.(a)                                              2,163       82,583
Telik, Inc.(a)                                               2,573       57,378
Tercica, Inc.(a)                                               300        2,700
Third Wave Technologies, Inc.(a)                             1,471       10,120
Transkaryotic Therapies, Inc.(a)                             1,572       27,872
Vion Pharmaceuticals, Inc.(a)                                3,200       13,472
                                                                     ----------
                                                                        901,149
                                                                     ----------

BUILDING MATERIALS--1.0%
Aaon, Inc.(a)                                                  400        6,960
Apogee Enterprises, Inc.                                     1,415       18,296
Ceradyne, Inc.                                                 761       33,416
Drew Industries, Inc.(a)                                       307       11,006
Eagle Materials, Inc.                                        1,060       75,578
ElkCorp                                                      1,089       30,231
Genlyte Group, Inc. (The)(a)                                   592       38,119

Integrated Electrical Services, Inc.(a)                      1,739        8,365
Lennox International, Inc.                                   2,344       35,019
LSI Industries, Inc.                                           933        9,741
NCI Building Systems, Inc.(a)                                1,073       34,229
Simpson Manufacturing Co., Inc.(a)                           1,006       63,579
Texas Industries, Inc.                                       1,182       60,802
Trex Co., Inc.(a)                                              469       20,767
US Concrete, Inc.(a)                                         1,000        6,180
USG Corp.(a)                                                 1,680       30,626
York International Corp.                                     2,399       75,784
                                                                     ----------
                                                                        558,698
                                                                     ----------

CHEMICALS--3.0%
Aceto Corp.                                                    762       10,973
Airgas, Inc.                                                 3,300       79,431
Albemarle Corp.                                              1,621       56,881
American Vanguard Corp.                                        200        7,148
Arch Chemicals, Inc.                                         1,220       34,770
Bio-Rad Laboratories, Inc., Class A(a)                         800       40,880
Cabot Microelectronics Corp.(a)                              1,341       48,611
Calgon Carbon Corp.                                          1,807       13,047
Crompton Corp.                                               6,584       62,482
Cytec Industries Corp.                                       2,000       97,900
Ferro Corp.                                                  2,193       47,829
Georgia Gulf Corp.                                           1,468       65,458
Grace (W.R.) & Co.(a)                                        3,587       33,897
Great Lakes Chemical Corp.                                   2,788       71,373
H.B. Fuller Co.                                              1,509       41,347
Hercules, Inc.(a)                                            6,312       89,946
IMC Global, Inc.(a)                                          6,664      115,887
Kronos Worldwide, Inc.                                         160        6,352
MacDermid, Inc.                                              1,487       43,064
Millennium Chemicals, Inc.(a)                                3,777       80,110
Minerals Technologies, Inc.                                    980       57,683
Myers Industries, Inc.                                       1,316       14,410
Newmarket Corp.(a)                                             665       13,885
NL Industries, Inc.                                            408        7,470
Nuco2, Inc.(a)                                                 300        5,841
Octel Corp.                                                    536       11,385
Olin Corp.                                                   3,804       76,080
OM Group, Inc.(a)                                            1,522       55,644
OMNOVA Solutions, Inc.(a)                                    2,352       14,183
PolyOne Corp.(a)                                             5,279       39,698
Quaker Chemical Corp.                                          358        8,646
Raven Industries, Inc.                                         390       17,336
Rogers Corp.(a)                                                943       40,068
Schulman (A.), Inc.                                          1,584       34,911
Spartech Corp.                                               1,371       34,412
Stepan Co.                                                     266        6,328
SurModics, Inc.(a)                                             651       15,461
Symyx Technologies, Inc.(a)                                  1,477       34,783

Terra Industries, Inc.(a)                                    2,300       19,918
Valhi, Inc.                                                    418        6,283
Vertex Pharmaceuticals, Inc.(a)                              4,581       48,101
Wellman, Inc.                                                1,715       14,543
Westlake Chemical Corp                                         700       15,610
                                                                     ----------
                                                                      1,640,064
                                                                     ----------

COMMERCIAL SERVICES--4.4%
Aaron Rents, Inc.                                            2,076       45,174
ABM Industries, Inc.                                         2,205       44,431
Ace Cash Express, Inc.(a)                                      400       10,416
Actuant Corp., Class A                                       1,241       51,142
Administaff, Inc.(a)                                         1,214       14,204
Advisory Board Co. (The)(a)                                    970       32,592
Albany Molecular Research, Inc.(a)                           1,295       12,432
Alderwoods Group, Inc.(a)                                    2,329       22,894
Arbitron, Inc.(a)                                            1,643       60,150
Armor Holdings, Inc.(a)                                      1,527       63,538
Atrix Laboratories, Inc.(a)                                  1,235       37,902
Bowne & Co., Inc.                                            1,810       23,512
Bright Horizons Family Solutions, Inc.(a)                      652       35,397
CDI Corp.                                                      588       12,054
Central Parking Corp.                                        1,047       13,841
Charles River Associates, Inc.(a)                              484       18,532
Chemed Corp.                                                   551       30,713
Clark, Inc.(a)                                                 916       12,403
CMGI, Inc.(a)                                               21,036       25,454
Coinstar, Inc.(a)                                            1,187       27,657
Consolidated Graphics, Inc.(a)                                 518       21,704
Cornell Cos, Inc.(a)                                           585        7,254
CorVel Corp.(a)                                                334        9,913
CoStar Group, Inc.(a)                                          787       38,713
Cross Country Healthcare, Inc.(a)                            1,098       17,019
Darling International, Inc.(a)                               3,472       14,964
DiamondCluster International, Inc.(a)                        1,200       14,640
Electro Rent Corp.                                           1,019       11,250
Euronet Worldwide, Inc.(a)                                     500        9,295
Exponent, Inc.(a)                                              300        8,265
Exult, Inc.(a)                                               2,774       14,591
First Health Group Corp.(a)                                  5,300       85,277
FTI Consulting, Inc.(a)                                      2,233       42,204
Gartner Inc., Class A(a)                                     3,754       43,884
Gevity HR, Inc.                                              1,319       20,286
Greenfield Online, Inc.(a)                                     300        6,093
Greg Manning Auctions, Inc.(a)                                 200        2,238
GSI Commerce, Inc.(a)                                          910        8,017
Harris Interactive, Inc.(a)                                  2,584       17,029
Healthcare Services Group, Inc.                                682       12,249
Heidrick & Struggles International, Inc.(a)                    778       22,422
Hudson Highland Group, Inc.(a)                                 489       14,274
Insurance Auto Auctions, Inc.(a)                               418        7,169

Interactive Data Corp.(a)                                    1,900       35,758
Intersections, Inc.(a)                                         300        4,395
IPayment Holdings, Inc.(a)                                     482       19,357
j2 Global Communications, Inc.(a)                            1,055       33,327
Jackson Hewitt Tax Service, Inc.                             2,100       42,483
Kelly Services, Inc., Class A                                  961       25,668
Kforce, Inc.(a)                                              1,400       11,732
Korn/Ferry International(a)                                  1,644       29,970
Labor Ready, Inc.(a)                                         2,422       33,956
Landauer, Inc.                                                 363       17,036
Learning Tree International, Inc.(a)                           410        5,781
Lecg Corp.(a)                                                  600       10,146
Magellan Health Services, Inc.(a)                            1,400       51,184
MAXIMUS, Inc.(a)                                               865       24,921
McGrath Rentcorp                                               425       15,534
Medical Staffing Network Holdings, Inc.(a)                     526        3,230
Midas, Inc.(a)                                                 738       11,956
Mobile Mini, Inc.(a)                                           827       20,510
Monro Muffler Brake, Inc.                                      405        8,849
MPS Group, Inc.(a)                                           6,116       51,436
Navigant Consulting Co.(a)                                   2,684       58,941
NetRatings, Inc.(a)                                            607       10,823
PDI, Inc.(a)                                                   393       10,607
Phase Forward, Inc.(a)                                         300        2,478
Plexus Corp.(a)                                              2,275       25,116
Pre-Paid Legal Services, Inc.(a)                               432       11,094
PRG-Schultz International, Inc.(a)                           2,179       12,507
Princeton Review, Inc. (The)(a)                                919        6,893
Proxymed, Inc.(a)                                              300        2,991
Quanta Services, Inc.(a)                                     4,194       25,374
R.H. Donnelley Corp.(a)                                      1,220       60,219
Rent-Way, Inc.(a)                                            1,366        9,357
Resources Connection, Inc.(a)                                1,298       49,038
Rewards Network, Inc.(a)                                       888        5,923
Rollins, Inc.                                                1,089       26,452
SFBC International, Inc.                                       589       15,497
Sotheby's Holdings, Inc., Class A(a)                         2,630       41,344
Source Interlink Cos., Inc.(a)                               1,100       10,692
Sourcecorp, Inc.(a)                                            910       20,147
Spherion Corp.(a)                                            3,470       27,135
Stamps.com, Inc.                                               818       10,879
Stewart Enterprises, Inc., Class A(a)                        6,236       43,340
Strayer Education, Inc.                                        685       78,782
TeleTech Holdings, Inc.(a)                                   1,944       18,351
Thomas Nelson, Inc.                                            462        9,032
TNS, Inc.(a)                                                   200        3,880
Trimeris, Inc.(a)                                              725       10,911
Tyler Technologies, Inc.(a)                                  1,877       16,593
United Rentals, Inc.(a)                                      2,279       36,213
Universal Technical Institute, Inc.(a)                         800       24,144
URS Corp.(a)                                                 1,683       44,902

Valassis Communications, Inc.(a)                             3,000       88,740
Volt Information Sciences, Inc.(a)                             366       10,530
Watson Wyatt & Co. Holdings                                  1,700       44,710
Wireless Facilities, Inc.(a)                                 2,784       19,404
World Fuel Services Corp.                                      548       19,618
                                                                     ----------
                                                                      2,413,074
                                                                     ----------

COMPUTERS--4.9%
ActivCard Corp.(a)                                           2,464       15,129
Advanced Digital Information Corp.(a)                        3,494       30,398
Advent Software, Inc.(a)                                     1,288       21,677
Agile Software Corp.(a)                                      3,037       24,083
ANSYS, Inc.(a)                                                 690       34,314
Anteon International Corp.(a)                                1,464       53,656
Aspen Technology, Inc.(a)                                    2,148       15,015
autobytel.com, Inc.(a)                                       2,407       21,591
BISYS Group, Inc.(a)                                         6,700       97,887
Black Box Corp.                                                747       27,602
Brocade Communications Systems, Inc.(a)                     14,500       81,925
CACI International, Inc., Class A(a)                         1,539       81,228
Carreker, Inc.(a)                                            1,100        8,371
CCC Information Services Group, Inc.(a)                        609       10,773
CIBER, Inc.(a)                                               2,989       22,477
Concur Technologies, Inc.(a)                                 1,356       14,224
Covansys Corp.(a)                                            1,100       12,694
Cray, Inc.(a)                                                4,987       17,604
CyberGuard Corp.(a)                                            929        5,490
Dendrite International, Inc.(a)                              1,852       29,854
Digimarc Corp.(a)                                              734        6,635
Digital River, Inc.(a)                                       1,681       50,060
DigitalNet Holdings, Inc.(a)                                   300        9,065
Digitas, Inc.(a)                                             3,060       23,654
Dot Hill Systems Corp.(a)                                    2,517       20,186
Drexler Technology Corp.(a)                                    413        3,783
DSP Group, Inc.(a)                                           1,550       32,628
E.piphany, Inc.(a)                                           4,160       16,765
Echelon Corp.(a)                                             1,518       11,962
Eclipsys Corp.(a)                                            1,882       29,359
eCollege.com, Inc.(a)                                          745        7,189
Electronics For Imaging, Inc.(a)                             3,055       49,613
Enterasys Networks, Inc.(a)                                 11,707       18,731
Entrust, Inc.(a)                                             3,477        8,797
Epicor Software Corp.(a)                                     2,430       29,233
Extreme Networks, Inc.(a)                                    6,233       27,737
FalconStor Software, Inc.(a)                                 1,407       10,482
Gateway, Inc.(a)                                            12,434       61,548
Hypercom Corp.(a)                                            2,796       20,634
Hyperion Solutions Corp.(a)                                  2,278       77,429
IDX Systems Corp.(a)                                         1,121       36,376
iGATE Corp.(a)                                               1,113        4,096
Imation Corp.                                                2,100       74,739

InFocus Corp.(a)                                             2,095       19,190
infoUSA, Inc.(a)                                             1,677       14,942
Intercept, Inc.(a)                                             916       17,157
Intergraph Corp.(a)                                          1,886       51,243
Internet Security Systems, Inc.(a)                           2,396       40,732
Interwoven, Inc.(a)                                          2,121       15,356
Iomega Corp.                                                 2,830       13,160
Kanbay International, Inc.(a)                                  400        8,504
Keynote Systems, Inc.(a)                                       860       12,178
Komag, Inc.(a)                                               1,509       20,975
Kronos, Inc.                                                 1,656       73,344
Lexar Media, Inc.(a)                                         4,123       34,592
Lionbridge Technologies, Inc.(a)                             2,571       22,085
Manhattan Associates, Inc.(a)                                1,592       38,877
MAPICS, Inc.(a)                                              1,297       11,738
Maxwell Technologies, Inc.(a)                                  500        5,155
MICROS Systems, Inc.(a)                                        786       39,355
Mobility Electronics, Inc.(a)                                1,300       10,712
MSC.Software Corp.(a)                                        1,448       11,642
MTS Systems Corp.                                            1,154       24,523
NetScout Systems, Inc.(a)                                    1,270        6,769
Network Equipment Technologies, Inc.(a)                      1,318        8,712
Overland Storage, Inc.(a)                                      592        8,282
Packeteer, Inc.(a)                                           1,678       18,139
PalmOne, Inc.(a)                                             2,423       73,756
Palmsource, Inc.(a)                                            842       17,463
PC-Tel, Inc.(a)                                                995        8,219
PEC Solutions, Inc.(a)                                         543        6,364
Pegasus Solutions, Inc.(a)                                   1,308       15,591
Perot Systems Corp., Class A(a)                              4,397       70,616
Planar Systems, Inc.(a)                                        838        9,394
Progress Software Corp.(a)                                   1,692       33,671
QAD, Inc.                                                      595        4,147
Quantum Corp.(a)                                            10,115       23,366
Quest Software, Inc.(a)                                      2,887       32,103
RadiSys Corp.(a)                                               907       12,653
Retek, Inc.(a)                                               3,064       13,972
RSA Security, Inc.(a)                                        3,535       68,226
Safeguard Scientifics, Inc.(a)                               6,647       12,430
SafeNet, Inc.(a)                                             1,138       30,020
Sapient Corp.(a)                                             4,313       32,908
ScanSoft, Inc.(a)                                            4,640       18,931
ScanSource, Inc.(a)                                            586       37,387
Secure Computing Corp.                                       1,883       14,292
SI International, Inc.(a)                                      200        4,382
Silicon Graphics, Inc.(a)                                   14,571       20,837
Silicon Storage Technology, Inc.(a)                          4,730       30,130
SimpleTech, Inc.(a)                                          1,129        4,132
Sonic Solutions, Inc.(a)                                     1,003       16,369
SonicWALL, Inc.(a)                                           3,405       23,018
SS&C Technologies, Inc.                                        610       11,913

Stratasys, Inc.                                                455       14,358
Sykes Enterprises, Inc.(a)                                   1,358        6,233
Synaptics, Inc.(a)                                           1,043       21,027
Synnex Corp.(a)                                                300        5,310
Syntel, Inc.                                                   304        5,025
Take-Two Interactive Software, Inc.(a)                       2,586       84,950
Tier Technologies, Inc. Class B(a)                             782        7,546
Transaction Systems Architects, Inc., Class A(a)             2,188       40,664
TTM Technologies, Inc.(a)                                    2,112       18,776
Verity, Inc.(a)                                              1,554       20,016
Verso Technologies, Inc.(a)                                  7,433        7,061
WatchGuard Technologies, Inc.(a)                             1,753        8,204
Xybernaut Corp.(a)                                           9,900       11,088
                                                                     ----------
                                                                      2,680,602
                                                                     ----------

COMPUTERS, PERIPHERAL & SOFTWARE--0.4%
Actuate Corp.(a)                                             3,000       10,590
Captaris, Inc.(a)                                            1,700        7,242
Clarus Corp.(a)                                                600        5,250
Digi International, Inc.(a)                                  1,200       13,716
Factset Research Systems, Inc.                               1,100       53,020
Intervideo, Inc.(a)                                            400        4,800
Kintera, Inc.(a)                                               300        2,832
Mapinfo Corp.(a)                                             1,100       11,880
McDATA Corp., Class A(a)                                     6,800       34,204
Merge Technologies, Inc.(a)                                    500        8,630
Navarre Corp.(a)                                             1,000       14,490
Netgear, Inc.(a)                                             1,200       14,664
Open Solutions, Inc.(a)                                        800       19,976
Transact Technologies, Inc.(a)                                 400       10,340
Tumbleweed Communications Corp.(a)                           2,800        7,084
Ultimate Software Group, Inc.(a)                               700        8,596
Witness Systems, Inc.(a)                                     1,100       17,677
                                                                     ----------
                                                                        244,991
                                                                     ----------

COSMETICS/PERSONAL CARE--0.2%
Chattem, Inc.(a)                                               945       30,476
Del Laboratories, Inc.                                         200        6,600
Elizabeth Arden, Inc.(a)                                     1,345       28,326
Inter Parfums, Inc.                                            258        3,522
Revlon, Inc., Class A(a)                                     8,142       20,518
                                                                     ----------
                                                                         89,441
                                                                     ----------

DISTRIBUTION/WHOLESALE--0.7%
Advanced Energy Industries, Inc.(a)                          1,181       10,971
Advanced Marketing Services, Inc.                              686        7,402
Aviall, Inc.(a)                                              1,131       23,072
Building Materials Holdings Corp.                              771       21,218
Central European Distribution Corp.                            547       12,220
Comfort Systems USA, Inc.(a)                                 2,000       13,200

Handleman Co.                                                1,319       26,987
Keystone Automotive Industries, Inc.(a)                        688       15,136
LKQ Corp.(a)                                                   700       12,789
Owens & Minor, Inc.                                          2,073       52,654
SCP Pool Corp.                                               2,839       75,915
United Stationers, Inc.(a)                                   1,724       74,822
Watsco, Inc.                                                 1,254       37,658
WESCO International, Inc.(a)                                   829       20,103
                                                                     ----------
                                                                        404,147
                                                                     ----------

DIVERSIFIED FINANCIAL SERVICES--1.7%
Accredited Home Lenders Holding Co.(a)                         748       28,813
Advanta Corp., Class B                                         926       22,400
Affiliated Managers Group, Inc.                              1,298       69,495
Asset Acceptance Capital Corp.                                 400        6,788
Asta Funding, Inc.                                             400        6,476
BKF Capital Group, Inc.                                        300        8,790
Century Business Services, Inc.(a)                           3,472       15,589
Charter Municipal Mortgage Acceptance Co.                    2,403       52,842
Cohen & Steers, Inc.                                           400        6,176
Collegiate Funding Services LLC(a)                             400        5,024
CompuCredit Corp.(a)                                         1,021       19,011
Credit Acceptance Corp.(a)                                     500        9,470
Digital Insight Corp.(a)                                     1,822       24,834
Education Lending Group, Inc.(a)                               600        8,868
Encore Capital Group, Inc.(a)                                  600       11,310
Federal Agricultural Mortgage Corp., Class C(a)                414        9,187
Financial Federal Corp.(a)                                     952       35,681
Forrester Research, Inc.(a)                                    646        9,845
Gabelli Asset Management, Inc., Class A                        339       14,526
Gladstone Capital Corp.                                        376        8,539
Greenhill & Co, Inc.                                           200        4,720
Investment Technology Group, Inc.(a)                         2,302       35,221
Knight Trading Group, Inc.(a)                                6,459       59,617
LaBranche & Co, Inc.(a)                                      2,900       24,505
Marlin Business Services, Inc.(a)                              300        5,628
MCG Capital Corp.                                            1,639       28,453
MemberWorks, Inc.(a)                                           304        7,977
Metris Companies, Inc.(a)                                    1,708       16,704
National Financial Partners Co.                              1,700       60,826
National Processing, Inc.(a)                                   379       10,051
NCO Group, Inc.(a)                                           1,427       38,458
Nelnet, Inc., Class A(a)                                       400        8,952
New Century Financial Corp.                                  1,507       90,752
Phoenix Companies, Inc.                                      5,508       57,393
Portfolio Recovery Associates, Inc.(a)                         557       16,370
QC Holdings, Inc.(a)                                           300        4,779
Resource America, Inc., Class A                                689       16,254
S1 Corp.(a)                                                  4,085       32,598
StarTek, Inc.                                                  500       15,680
Stifel Financial Corp.                                         266        5,214

SWS Group, Inc.                                                714       11,481
World Acceptance Corp.(a)                                      916       21,297
                                                                     ----------
                                                                        946,593
                                                                     ----------

ELECTRIC--1.5%
Avista Corp.                                                 2,848       51,549
Black Hills Corp.                                            1,660       46,115
Calpine Corp.(a)                                            24,800       71,920
Central Vermont Public Service Corp.                           552       11,101
CH Energy Group, Inc.                                          744       34,075
Cleco Corp.                                                  2,760       47,582
CMS Energy Corp.(a)                                          9,166       87,260
Duquesne Light Holdings, Inc.                                4,400       79,024
El Paso Electric Co.(a)                                      2,512       40,368
Empire District Electric Co. (The)                           1,334       27,414
IDACORP, Inc.                                                2,020       58,701
MGE Energy, Inc.                                               885       28,161
Otter Tail Corp.                                             1,369       34,910
Plug Power, Inc.(a)                                          2,781       17,826
PNM Resources, Inc.                                          3,482       78,380
Sierra Pacific Resources(a)                                  6,531       58,452
UIL Holdings Corp.                                             532       26,169
UniSource Energy Corp.                                       1,821       44,341
                                                                     ----------
                                                                        843,348
                                                                     ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
American Superconductor Corp.(a)                             1,300       16,146
Belden CDT, Inc.                                             2,721       59,318
C&D Technologies, Inc.                                       1,330       25,297
Capstone Turbine Corp.(a)                                    4,800        7,344
Cherokee International Corp.(a)                                300        2,517
Encore Wire Corp.                                              708        9,374
GrafTech International Ltd.(a)                               5,662       78,985
Magnetek, Inc.(a)                                            1,300        9,711
Medis Technologies Ltd.(a)                                     636        7,149
Microtune, Inc.(a)                                           3,000       15,840
Power-One, Inc.(a)                                           3,472       22,499
Ultralife Batteries, Inc.(a)                                   800        8,136
Wilson Greatbatch Technologies, Inc.(a)                      1,011       18,087
                                                                     ----------
                                                                        280,401
                                                                     ----------

ELECTRONICS--4.1%
Actel Corp.(a)                                               1,427       21,690
Aeroflex, Inc.(a)                                            3,837       40,557
Agilysys, Inc.                                               1,475       25,503
Analogic Corp.                                                 537       22,388
Artesyn Technologies, Inc.(a)                                1,772       17,685
Artisan Components, Inc.(a)                                  1,226       35,689
ATMI, Inc.(a)                                                1,620       33,178
Barnes Group, Inc.                                             858       23,569

Bel Fuse, Inc., Class B                                        501       16,573
Benchmark Electronics, Inc.                                  2,393       71,311
Brady Corp., Class A                                           998       48,672
California Micro Devices Corp.(a)                            1,000        7,730
Checkpoint Systems, Inc.(a)                                  2,205       34,332
Coherent, Inc.(a)                                            1,567       40,648
CTS Corp.                                                    1,882       23,713
Cubic Corp.                                                    704       16,122
Cymer, Inc.(a)                                               1,882       53,938
Daktronics, Inc.(a)                                            699       17,091
DDI Corp.(a)                                                 1,400        7,098
Diodes, Inc.                                                   367        9,454
Dionex Corp.(a)                                              1,041       56,943
DuPont Photomasks, Inc.(a)                                     677       11,536
EDO Corp.                                                      756       20,979
Electro Scientific Industries, Inc.(a)                       1,482       25,713
Energy Conversion Devices, Inc.(a)                           1,102       14,613
EnerSys                                                        700        8,995
ESS Technology, Inc.(a)                                      1,717       11,761
Exar Corp.(a)                                                2,131       30,175
Excel Technology, Inc.(a)                                      560       14,459
Faro Technologies, Inc.(a)                                     500       10,170
FEI Co.(a)                                                   1,312       25,925
FuelCell Energy, Inc.(a)                                     2,231       22,868
General Cable Corp.(a)                                       2,030       21,599
Helix Technology Corp.                                       1,388       18,870
Herley Industries, Inc.(a)                                     505        9,438
Hutchinson Technology, Inc.(a)                               1,441       38,518
II-VI, Inc.                                                    544       19,045
InVision Technologies, Inc.(a)                                 966       43,460
Keithley Instruments, Inc.                                     587       10,243
KEMET Corp.(a)                                               4,986       40,337
LeCroy Corp.(a)                                                400        6,684
Lifeline Systems, Inc.                                         542       13,236
Littelfuse, Inc.(a)                                          1,195       41,263
Mattson Technology, Inc.(a)                                  2,324       17,872
Measurement Specialties, Inc.(a)                               500       12,425
Mentor Graphics Corp.(a)                                     4,086       44,803
Mercury Computer Systems, Inc.(a)                            1,162       31,281
Merix Corp.(a)                                               1,000       10,360
Methode Electronics, Inc., Class A                           1,817       23,239
Metrologic Instruments, Inc.                                   532        8,432
Micrel, Inc.(a)                                              3,979       41,421
Microsemi Corp.                                              3,399       47,926
MKS Instruments, Inc.(a)                                     1,721       26,366
Molecular Devices Corp.(a)                                     568       13,388
Moog, Inc., Class A                                          1,365       49,550
Multi-Fineline Electronix, Inc.(a)                             300        2,811
OSI Systems, Inc.(a)                                           602        9,692
Park Electrochemical Corp.                                     831       17,617
Photon Dynamics, Inc.(a)                                       758       15,387

Photronics, Inc.(a)                                          1,691       28,104
Power Integrations, Inc.(a)                                  1,469       30,012
RAE Systems, Inc.(a)                                         1,800       10,044
Rayovac Corp.(a)                                             1,778       46,850
REMEC, Inc.(a)                                               3,540       16,673
Rofin-Sinar Technologies, Inc.(a)                              728       21,389
Rudolph Technologies, Inc.(a)                                  576        9,642
SBS Technologies, Inc.(a)                                      728        8,882
Silicon Image, Inc.(a)                                       4,291       54,238
Siliconix, Inc.(a)                                             280       10,032
Sipex Corp.(a)                                               1,083        5,686
Spatialight, Inc.(a)                                         1,300        7,670
Stoneridge, Inc.(a)                                            713       10,053
Suntron Corp.(a)                                               100          495
Supertex, Inc.(a)                                              426        8,277
Sypris Solutions, Inc.                                         310        4,232
Taser International, Inc.(a)                                 1,300       48,815
Technitrol, Inc.(a)                                          2,373       46,274
Thomas & Betts Corp.                                         3,216       86,253
Trimble Navigation Ltd.                                      2,917       92,177
Triumph Group, Inc.(a)                                         731       24,730
Universal Display Corp.(a)                                   1,143        9,624
Universal Electronics, Inc.(a)                                 636       10,672
Varian, Inc.(a)                                              1,847       69,946
Vicor Corp.                                                  1,072       10,838
Viisage Technology, Inc.(a)                                  1,600        9,200
Watts Water Technologies, Inc., Class A                      1,338       35,925
Woodhead Industries, Inc.                                      525        7,245
Woodward Governor Co.                                          404       27,266
X-Rite, Inc.                                                 1,117       16,275
Zoran Corp.(a)                                               2,505       39,379
Zygo Corp.(a)                                                  836        8,469
                                                                     ----------
                                                                      2,271,707
                                                                     ----------

ENERGY & RELATED--0.2%
Headwaters, Inc.(a)                                          1,726       53,264
KCS Energy, Inc.(a)                                          2,583       35,930
                                                                     ----------
                                                                         89,194
                                                                     ----------

ENERGY - ALTERNATE SOURCES--0.1%
Danielson Holdings Corp.(a)                                  2,700       16,443
KFX, Inc.(a)                                                 2,599       20,038
Syntroleum Corp.(a)                                          1,500       10,530
                                                                     ----------
                                                                         47,011
                                                                     ----------

ENGINEERING & CONSTRUCTION--0.2%
EMCOR Group, Inc.(a)                                           710       26,710
Granite Construction, Inc.                                   1,690       40,391
Infrasource Services, Inc.(a)                                  400        4,200
Layne Christensen Co.(a)                                       500        7,535

Perini Corp.(a)                                                264        3,765
Washington Group International, Inc.(a)                      1,365       47,256
                                                                     ----------
                                                                        129,857
                                                                     ----------

ENTERTAINMENT--1.7%
24/7 Real Media, Inc.(a)                                     1,200        4,596
4Kids Entertainment, Inc.(a)                                   652       13,170
Alliance Gaming Corp.(a)                                     2,956       44,517
Ambassadors Group, Inc.                                        400       10,800
AMC Entertainment, Inc.(a)                                   1,613       30,873
Ameristar Casinos, Inc.                                        569       17,212
AnswerThink Consulting Group, Inc.(a)                        2,600       13,910
Argosy Gaming Co.(a)                                         1,437       56,330
Blue Coat Systems, Inc.(a)                                     400        5,760
Blue Nile, Inc.(a)                                             200        6,736
Carmike Cinemas, Inc.                                          383       13,485
Chordiant Software, Inc.(a)                                  3,900       11,349
Churchill Downs, Inc.                                          385       15,073
Corillian Corp.(a)                                           1,700        7,837
Cybersource Corp.(a)                                         1,500        7,245
Dover Downs Gaming & Entertainment, Inc.                       437        4,497
Dover Motorsports, Inc.                                        731        3,136
Empire Resorts, Inc.(a)                                        400        3,000
Equinix, Inc.(a)                                               400       12,308
Gaylord Entertainment Co.(a)                                 1,561       48,391
Hollywood Entertainment Corp.(a)                             3,027       29,876
INTAC International(a)                                         400        3,212
Internap Network Services Corp.(a)                          13,200        8,844
Internet Capital Group, Inc.(a)                              2,000       12,920
Ipass, Inc.(a)                                               2,600       15,574
Isle of Capri Casinos, Inc.(a)                                 586       11,351
Ivillage, Inc.(a)                                            1,700       10,200
Lakes Entertainment, Inc.                                      700        7,336
Macrovision Corp.(a)                                         2,852       68,676
Magna Entertainment Corp., Class A(a)                        1,953       10,644
Martha Stewart Living Omnimedia Inc., Class A(a)               534        8,384
MTR Gaming Group, Inc.(a)                                    1,279       11,920
Nevada Gold & Casinos, Inc.(a)                                 300        3,606
Patten Corp.(a)                                                900       10,017
Penn National Gaming, Inc.(a)                                1,685       68,074
Pinnacle Entertainment, Inc.(a)                              1,811       24,992
RealNetworks, Inc.(a)                                        6,500       30,290
Redback Network, Inc.(a)                                     1,600        8,352
Scientific Games Corp., Class A(a)                           4,421       84,441
Shuffle Master, Inc.                                         1,265       47,387
Six Flags, Inc.(a)                                           5,427       29,523
Speedway Motorsports, Inc.                                     657       21,898
Steinway Musical Instruments, Inc.(a)                          300        8,160
Sunterra Corp.(a)                                              900        8,577
Travelzoo, Inc.(a)                                             100        5,200
Vail Resorts, Inc.(a)                                        1,088       19,660

World Wrestling Entertainment, Inc.                            769        9,397
ZIXIT Corp.(a)                                               1,000        4,580
                                                                     ----------
                                                                        913,317
                                                                     ----------

ENVIRONMENTAL CONTROL--0.5%
Casella Waste Systems, Inc., Class A(a)                      1,058       12,527
Duratek, Inc.(a)                                               500        8,895
Imco Recycling, Inc.(a)                                        600        6,840
Ionics, Inc.(a)                                                869       23,463
Metal Management, Inc.                                       1,000       18,180
Mine Safety Appliances Co.                                   1,181       48,090
Tetra Tech, Inc.(a)                                          3,196       40,493
Thermogenesis(a)                                             2,600       12,480
TRC Companies, Inc.(a)                                         463        8,691
Waste Connections, Inc.(a)                                   2,617       82,907
                                                                     ----------
                                                                        262,565
                                                                     ----------

FOOD--2.2%
American Italian Pasta Co., Class A                            889       23,247
Arden Group, Inc., Class A                                      44        3,740
BJ'S Restaurants, Inc.(a)                                      525        8,332
CAL-MAINE Foods, Inc.                                          700        7,679
CEC Entertainment, Inc.                                      2,209       81,181
Chiquita Brands International, Inc.(a)                       2,136       37,188
Corn Products International, Inc.                            1,943       89,572
Dominos Pizza, Inc.                                          1,400       20,580
Flowers Foods, Inc.                                          1,841       47,590
Great Atlantic & Pacific Tea Co.(a)                            943        5,752
Hain Celestial Group, Inc.(a)                                1,414       25,000
IHOP Corp.                                                   1,204       46,005
Ingles Markets, Inc., Class A                                  487        5,873
Interstate Bakeries Corp.(a)                                 2,500        9,775
J & J Snack Foods Corp.(a)                                     262       11,235
Jack in the Box, Inc.(a)                                     1,887       59,875
Lance, Inc.                                                  1,352       21,835
Landry's Restaurants, Inc.                                   1,028       28,054
M&F Worldwide Corp.(a)                                         500        6,505
Mgp Ingredients, Inc.                                          400        3,968
Nash Finch Co.                                                 549       17,266
P.F. Chang's China Bistro, Inc.(a)                           1,346       65,268
Panera Bread Co., Class A(a)                                 1,548       58,112
Papa John's International, Inc.(a)                             511       15,677
Pathmark Stores, Inc.(a)                                     1,600        7,760
Performance Food Group Co.(a)                                2,700       63,990
Provide Commerce, Inc.(a)                                      200        4,178
Ralcorp Holdings, Inc.                                       1,504       54,294
Rare Hospitality International, Inc.(a)                      1,743       46,451
Ruddick Corp.                                                1,746       34,291
Sanderson Farms, Inc.                                          455       15,220
Sanfilippo (John B.) & Son, Inc.(a)                            242        6,340

Seabooard Corp.                                                 17        9,961
Sensient Technologies Corp.                                  2,688       58,168
Sonic Corp.                                                  3,406       87,296
Tejon Ranch Co.(a)                                             315       11,860
United Natural Foods, Inc.                                   2,050       54,530
Weis Markets, Inc.                                             521       17,651
Wild Oats Markets, Inc.(a)                                   1,628       14,066
Winn-Dixie Stores, Inc.                                      4,800       14,832
                                                                     ----------
                                                                      1,200,197
                                                                     ----------

FOREST PRODUCTS & PAPER--0.6%
American Woodmark Corp.                                        468       17,328
Buckeye Technologies, Inc.(a)                                1,544       17,216
Caraustar Industries, Inc.(a)                                1,522       25,524
Chesapeake Corp.                                               923       22,170
Deltic Timber Corp.                                            407       16,195
Glatfelter Co.                                               1,481       18,350
Pope & Talbot, Inc.                                            729       12,830
Potlatch Corp.                                               1,520       71,151
Rock-Tenn Co., Class A                                       1,512       23,799
Schweitzer-Mauduit International, Inc.                         841       27,248
Universal Forest Products, Inc.                                896       30,643
Wausau-Mosinee Paper Corp.                                   2,678       44,589
                                                                     ----------
                                                                        327,043
                                                                     ----------

GAS--0.5%
EnergySouth, Inc.                                              319        8,693
Laclede Group, Inc. (The)                                      978       28,587
NICOR, Inc.                                                  2,300       84,410
NUI Corp.                                                      752       10,032
Peoples Energy Corp.                                         2,200       91,696
Southwestern Energy Co.(a)                                   1,876       78,773
                                                                     ----------
                                                                        302,191
                                                                     ----------

HAND/MACHINE TOOLS--0.4%
Baldor Electric Co.                                          1,718       40,648
Franklin Electric Co., Inc.                                    920       36,432
Kennametal, Inc.                                             2,158       97,434
Powell Industries, Inc.(a)                                     339        5,712
Regal-Beloit Corp.                                           1,370       33,140
                                                                     ----------
                                                                        213,366
                                                                     ----------

HEALTH CARE--4.9%
Abiomed, Inc.(a)                                               700        6,195
Advanced Neuromodulation Systems, Inc.(a)                      946       28,711
Aksys Ltd.(a)                                                  384        1,824
Alliance Imaging, Inc.(a)                                      625        4,669
Amedisys, Inc.(a)                                              500       14,975
America Service Group, Inc.(a)                                 300       12,312
American Healthways, Inc.                                    1,512       44,014

American Medical Systems Holdings, Inc.(a)                   1,337       48,493
AMERIGROUP Corp.(a)                                          1,315       73,969
AMN Healthcare Services, Inc.(a)                               518        6,190
AmSurg Corp.                                                 1,592       33,719
Animas Corp.(a)                                                200        3,220
Apria Healthcare Group, Inc.(a)                              2,900       79,025
Arrow International, Inc.                                    1,051       31,425
ArthroCare Corp.(a)                                          1,026       30,052
Aspect Medical Systems, Inc.(a)                                588       10,637
Bei Technologies, Inc.                                         500       13,700
Beverly Enterprises, Inc.(a)                                 5,952       45,057
BioLase Technology, Inc.                                     1,021        8,331
BioMarin Pharmaceutical, Inc.(a)                             3,772       19,577
Biosite, Inc.(a)                                               575       28,152
Bruker BioSciences Corp.(a)                                  1,170        4,048
Candela Corp.                                                1,060       12,232
Cardiac Science, Inc.(a)                                     4,237        8,135
CardioDynamics International Corp.(a)                        1,866        8,584
Centene Corp.(a)                                               963       41,005
Cepheid, Inc.(a)                                             2,454       21,153
Cerner Corp.(a)                                              1,497       64,760
Closure Medical Corp.(a)                                       324        4,614
Compx International, Inc.(a)                                   200        3,200
Conceptus, Inc.(a)                                           1,340       12,422
CONMED Corp.(a)                                              1,545       40,634
CTI Molecular Imaging, Inc.(a)                               1,623       13,098
Cyberonics, Inc.(a)                                            806       16,491
Cyberoptics Corp.(a)                                           300        4,632
Datascope Corp.                                                516       19,247
DHB Industries, Inc.(a)                                      1,098       15,592
Diagnostic Products Corp.                                    1,216       49,698
DJ Orthopedics, Inc.(a)                                        859       15,161
E-Z-Em-Inc.(a)                                                 300        5,385
Encore Medical Corp.(a)                                      1,600        7,968
Endocardial Solutions, Inc.(a)                               1,200       13,884
Enzo Biochem, Inc.(a)                                        1,348       20,220
Enzon Pharmaceuticals, Inc.(a)                               2,579       41,135
Exactech, Inc.(a)                                              330        6,749
Genesis HealthCare Corp.(a)                                    948       28,829
Gentiva Health Services, Inc.(a)                             1,338       21,903
Haemonetics Corp.(a)                                           944       31,001
Hanger Orthopedic Group, Inc.(a)                             1,142        5,721
Hologic, Inc.(a)                                             1,096       21,120
Hooper Holmes, Inc.                                          3,318       14,865
ICU Medical, Inc.(a)                                           452       11,770
Immunicon Corp.(a)                                             300        3,000
Intermagnetics General Corp.                                 1,450       33,568
Invacare Corp.                                               1,384       63,664
Inveresk Research Group, Inc.(a)                             1,530       56,442
Inverness Medical Innovations, Inc.(a)                         623       12,958
IVAX Diagnostics, Inc.(a)                                      300        1,641

Kensey Nash Corp.(a)                                           435       11,393
Kindred Healthcare, Inc.                                     1,436       35,038
Kyphon, Inc.(a)                                              1,117       27,679
LabOne, Inc.(a)                                                780       22,799
Laserscope(a)                                                  853       17,290
LCA-Vision, Inc.                                               500       12,895
LifePoint Hospitals, Inc.(a)                                 2,246       67,402
Luminex Corp.(a)                                             1,403       10,003
Matria Healthcare, Inc.(a)                                     432       12,230
Medcath Corp.(a)                                               300        4,746
Medical Action Industries, Inc.(a)                             419        6,967
Mentor Corp.                                                 2,532       85,278
Merit Medical Systems, Inc.                                  1,246       18,827
Micro Therapeutics, Inc.(a)                                    564        2,397
Microtek Medical Holdings, Inc.(a)                           2,500        7,900
Microvision, Inc.(a)                                           900        5,328
National Healthcare Corp.                                      264        7,524
Oakley, Inc.                                                 1,149       13,673
OCA, Inc.(a)                                                 2,472       11,717
Ocular Sciences, Inc.(a)                                     1,047       50,225
Odyssey Healthcare, Inc.(a)                                  1,935       34,346
Option Care, Inc.                                              568        8,787
OraSure Technologies, Inc.(a)                                2,104       13,255
Orthologic Corp.(a)                                          1,833       12,904
Orthovita, Inc.(a)                                           2,500       11,188
Palatin Technologies, Inc.(a)                                2,897        8,430
Palomar Medical Technologies, Inc.(a)                          600       13,152
Pediatrix Medical Group, Inc.(a)                             1,310       71,854
PolyMedica Corp.                                             1,421       43,767
Possis Medical, Inc.(a)                                        911       14,266
Province Healthcare Co.(a)                                   2,874       60,124
PSS World Medical, Inc.(a)                                   3,910       39,256
Psychiatric Solutions, Inc.(a)                                 500       12,675
Quidel Corp.(a)                                              1,616        7,320
RehabCare Group, Inc.(a)                                       924       21,280
Radiation Therapy Services, Inc.(a)                            300        3,402
Res-Care, Inc.(a)                                              800        9,480
Select Medical Corp.                                         5,285       70,978
Sierra Health Services, Inc.(a)                              1,243       59,577
Sola International, Inc.(a)                                  1,644       31,318
Sonic Innovations, Inc.(a)                                   1,000        4,560
SonoSite, Inc.(a)                                              695       18,105
Specialty Laboratories, Inc.(a)                                325        3,413
Stereotaxis, Inc.(a)                                           300        2,922
Steris Corp.(a)                                              3,800       83,372
Sunrise Senior Living, Inc.(a)                                 923       32,416
Symbion, Inc.(a)                                               400        6,442
Thoratec Corp.(a)                                            2,937       28,254
TriPath Imaging, Inc.(a)                                     1,480       12,106
Urologix, Inc.(a)                                              800        5,056
Ventana Medical Systems, Inc.(a)                               677       34,148

Viasys Healthcare, Inc.(a)                                   1,634       27,337
VistaCare, Inc., Class A(a)                                    421        6,446
VISX, Inc.(a)                                                2,571       52,963
Vital Sign, Inc.                                               213        6,812
WellCare Group, Inc.(a)                                        500        9,475
West Pharmaceutical Services, Inc.                           1,702       35,487
Wright Medical Group, Inc.(a)                                1,434       36,022
Young Innovations, Inc.                                        182        6,006
Zila, Inc.(a)                                                2,400        9,888
Zoll Medical Corp.(a)                                          457       15,259
                                                                     ----------
                                                                      2,715,931
                                                                     ----------

HOLDING COMPANIES--0.2%
Archipelago Holdings, Inc.(a)                                  600        8,760
Navigators Group, Inc.(a)                                      400       11,696
Provident Bancorp, Inc.                                      2,091       24,548
Triarc Companies, Inc.                                       1,835       21,047
Walter Industries, Inc.                                      1,308       20,954
                                                                     ----------
                                                                         87,006
                                                                     ----------

HOME BUILDERS--0.9%
Beazer Homes USA, Inc.                                         607       64,882
Brookfield Homes Corp.                                         716       18,867
Champion Enterprises, Inc.(a)                                3,844       39,555
Coachmen Industries, Inc.                                      678       10,699
Dominion Homes, Inc.(a)                                        136        3,240
Fleetwood Enterprises, Inc.(a)                               3,058       46,420
Levitt Corp., Class A                                          690       16,187
M/I Schottenstein Homes, Inc.                                  584       24,785
Meritage Corp.(a)                                              512       40,243
Monaco Coach Corp.                                           1,359       29,422
Orleans Homebuilders, Inc.(a)                                   77        1,734
Palm Harbor Homes, Inc.(a)                                     483        8,139
Skyline Corp.                                                  337       13,497
Technical Olympic Usa, Inc.                                    472       13,329
Thor Industries, Inc.                                        1,858       49,181
WCI Communities, Inc.(a)                                     1,767       41,171
William Lyon Homes, Inc.(a)                                    195       17,336
Winnebago Industries, Inc.                                   1,382       47,872
                                                                     ----------
                                                                        486,559
                                                                     ----------

HOME FURNISHINGS--0.6%
Applica, Inc.(a)                                               949        3,834
Bassett Furniture Industries, Inc.                             458        8,647
Digital Theater Systems, Inc.(a)                               800       14,600
Ethan Allen Interiors, Inc.                                  1,700       59,075
Furniture Brands International, Inc.                         3,000       75,240
Hooker Furniture Corp.                                         283        7,819
Kimball International, Inc., Class B                         1,213       16,836
La-Z-Boy, Inc.                                               3,000       45,540

Libbey, Inc.                                                   660       12,342
Movado Group, Inc.                                             846       14,382
Select Comfort Corp.(a)                                      1,922       34,980
Standex International Corp.                                    603       14,774
Stanley Furniture Co., Inc.                                    243       10,692
Tempur-Pedic International, Inc.(a)                            900       13,491
                                                                     ----------
                                                                        332,253
                                                                     ----------

HOUSEHOLD PRODUCTS/WARES--1.0%
American Greetings Corp., Class A(a)                         3,478       87,367
Blyth, Inc.                                                  1,700       52,530
Central Garden & Pet Co.(a)                                    804       24,618
CSS Industries, Inc.                                           317        9,808
Ennis Business Forms, Inc.                                     761       16,301
Harland (John H.) Co.                                        1,465       45,928
Jarden Corp.                                                 1,417       51,706
Lifetime Hoan Corp.                                            300        4,455
National Presto Industries, Inc.                               201        8,406
Playtex Products, Inc.(a)                                    1,809       11,397
Russ Berrie & Co., Inc.                                        333        6,710
Standard Register Co. (The)                                    582        6,111
Toro Co.                                                     1,327       90,634
Tupperware Corp.                                             2,993       50,821
Valence Technology, Inc.(a)                                  3,119       10,729
Water Pik Technologies, Inc.(a)                                500        7,450
Yankee Candle Co. (The)(a)                                   2,909       84,245
                                                                     ----------
                                                                        569,216
                                                                     ----------

INSURANCE--2.3%
21st Century Insurance Group                                 1,050       14,018
Affirmative Insurance Holdings, Inc.                           500        7,890
Alfa Corp.                                                   1,738       24,262
American Equity Investment Life Holding Co.(a)               1,100       10,439
American Medical Security Group, Inc.(a)                       499       15,963
American Physicians Capital, Inc.(a)                           387       11,850
AmerUs Group Co.                                             2,311       94,751
Argonaut Group, Inc.(a)                                      1,246       23,263
Baldwin & Lyons, Inc., Class B                                 335        8,455
Bristol West Holdings, Inc.                                    700       11,998
Ceres Group, Inc.(a)                                         1,600        8,720
Citizens, Inc.                                               1,591        9,498
CNA Surety Corp.(a)                                            742        7,865
Commerce Group, Inc.                                         1,274       61,662
Crawford & Co., Class B                                        638        4,275
Delphi Financial Group, Inc., Class A                        1,331       53,466
Direct General Corp.                                           900       26,028
Donegal Group, Inc.                                            252        4,838
Emc Insurance Group, Inc.                                      107        2,248
Enstar Group, Inc.(a)                                          141        6,988
FBL Financial Group, Inc., Class A                             544       14,247

First Acceptance Corp.(a)                                    1,100        7,865
First Advantage Corp.(a)                                       100        1,606
Fpic Insurance Group, Inc.(a)                                  400       10,340
Great American Financial Resources, Inc.                       331        5,061
Harleysville Group, Inc.                                       587       12,127
HealthExtras, Inc.(a)                                          778       10,838
Hilb, Rogal & Hamilton Co.                                   1,623       58,785
Horace Mann Educators Corp.                                  2,481       43,616
Independence Holding Co.                                       273        4,824
Infinity Property & Casualty Corp.                             986       29,117
Kansas City Life Insurance Co.                                 135        5,747
LandAmerica Financial Group, Inc.                            1,044       47,502
Midland Co. (The)                                              451       12,335
National Western Life Insurance Co., Class A(a)                100       16,290
NYMAGIC, Inc.                                                  113        2,474
Ohio Casualty Corp.(a)                                       3,574       74,804
Penn-America Group, Inc.                                       478        6,506
Philadelphia Consolidated Holding Corp.(a)                     826       45,529
PICO Holdings, Inc.(a)                                         319        6,071
PMA Capital Corp., Class A(a)                                1,397       10,547
Presidential Life Corp.                                      1,139       19,568
ProAssurance Corp.(a)                                        1,376       48,188
RLI Corp.                                                    1,244       46,712
Safety Insurance Group, Inc.                                   482       10,715
Selective Insurance Group, Inc.                              1,454       54,089
State Auto Financial Corp.                                     599       17,341
Stewart Information Services Corp.                             832       32,781
Triad Guaranty, Inc.(a)                                        385       21,360
U.S.I. Holdings Corp.(a)                                     1,842       25,143
UICI                                                         2,000       65,480
United Fire & Casualty Co.                                     375       21,499
Universal American Financial Corp.(a)                        1,397       18,063
Vesta Insurance Group, Inc.                                  1,900        8,531
Zenith National Insurance Corp.                                482       20,393
                                                                     ----------
                                                                      1,244,571
                                                                     ----------

IRON/STEEL--0.9%
AK Steel Holding Corp.(a)                                    6,254       51,033
Allegheny Technologies, Inc.                                 5,507      100,503
Carpenter Technology Corp.                                   1,243       59,341
Cleveland-Cliffs, Inc.(a)                                      515       41,648
Gibraltar Steel Corp.                                          717       25,927
Oregon Steel Mills, Inc.(a)                                  1,400       23,282
Reliance Steel & Aluminum Co.                                1,492       59,232
Ryerson Tull, Inc.                                           1,271       21,823
Schnitzer Steel Industries, Inc., Class A                    1,082       35,003
Steel Dynamics, Inc.                                         1,979       76,429
Steel Technologies, Inc.                                       500       12,809
Wheeling-Pittsburgh Corp.(a)                                   300        9,393
                                                                     ----------
                                                                        516,422
                                                                     ----------

LEISURE TIME--0.4%
Callaway Golf Co.                                            3,900       41,223
Geo Group, Inc. (The)(a)                                       389        7,955
K2, Inc.(a)                                                  2,431       34,788
Life Time Fitness, Inc.(a)                                     700       17,962
Marine Products Corp.                                          375        6,750
Nautilus Group, Inc. (The)                                   1,530       34,563
Navigant International, Inc.(a)                                675       11,023
Orbitz, Inc.(a)                                                600       16,320
WMS Industries, Inc.(a)                                      1,102       28,310
                                                                     ----------
                                                                        198,893
                                                                     ----------

LODGING--0.3%
Aztar Corp.(a)                                               1,823       48,310
Boca Resorts, Inc., Class A(a)                               1,046       19,424
Boyd Gaming Corp.                                            2,658       74,823
Marcus Corp.                                                 1,097       21,359
Prime Hospitality Corp.(a)                                   1,944       23,658
                                                                     ----------
                                                                        187,573
                                                                     ----------

MACHINERY--2.5%
Albany International Corp., Class A                          1,438       42,867
Applied Industrial Technologies, Inc.                          937       33,488
Astec Industries, Inc.(a)                                      600       11,472
Asyst Technologies, Inc.(a)                                  2,742       14,012
Bucyrus International, Inc.                                    700       23,520
Cascade Corp.                                                  527       14,630
Cognex Corp.                                                 2,080       54,496
Dycom Industries, Inc.(a)                                    2,832       80,400
Engineered Support Systems, Inc.                             1,220       55,681
Esterline Technologies Corp.                                 1,148       35,117
Flowserve Corp.(a)                                           3,091       74,740
Gardner Denver, Inc.(a)                                        930       25,640
Global Power Equipment Group, Inc.(a)                        1,794       13,294
Gorman-Rupp Co. (The)                                          417        8,490
Idex Corp.                                                   2,879       97,771
Insituform Technologies, Inc., Class A(a)                    1,430       26,698
Intevac Inc.(a)                                                800        5,024
JLG Industries, Inc.                                         2,558       42,974
Joy Global, Inc.                                             2,933      100,837
Kadant, Inc.(a)                                                654       12,007
Kaman Corp., Class A                                         1,019       12,167
Knight Transportation, Inc.                                  1,989       42,604
Kulicke & Soffa Industries, Inc.(a)                          2,945       16,639
Lincoln Electric Holding, Inc.                               1,733       54,347
Lindsay Manufacturing Co.                                      497       13,335
Manitowoc Co., Inc. (The)(a)                                 1,403       49,750
Middleby Corp.(a)                                              200       10,530
Milacron, Inc.(a)                                            1,600        4,992

NACCO Industries, Inc.                                         209       18,005
Nordson Corp.                                                1,376       47,238
Paxar Corp.(a)                                               1,766       40,053
Presstek, Inc.(a)                                            1,371       13,258
Robbins & Myers, Inc.                                          454        9,988
Sauer-Danfoss, Inc.                                            512        8,745
Semitool, Inc.(a)                                              902        6,846
Stewart & Stevenson Services, Inc.                           1,497       26,452
Tecumseh Products Co., Class A                                 753       31,528
Tennant Co.                                                    322       13,051
Terex Corp.(a)                                               2,610      113,274
Thomas Industries, Inc.                                        670       21,038
Ultratech, Inc.(a)                                           1,156       18,115
Unova, Inc.(a)                                               2,783       39,101
                                                                     ----------
                                                                      1,384,214
                                                                     ----------

MANUFACTURERS--1.0%
Aptargroup, Inc.                                             1,900       83,543
CUNO, Inc.(a)                                                  813       46,951
EnPro Industries, Inc.(a)                                    1,152       27,809
Federal Signal Corp.                                         2,652       49,274
Flanders Corp.(a)                                              600        5,154
FMC Corp.(a)                                                 1,930       93,740
Jacuzzi Brands, Inc.(a)                                      4,386       40,790
Lancaster Colony Corp.                                       1,400       59,031
Quixote Corp.                                                  375        7,230
Sturm Ruger & Co., Inc.                                      1,184       10,668
Tredegar Corp.                                               1,427       25,971
Trinity Industries, Inc.                                     1,941       60,501
Wabtec Corp.                                                 2,339       43,716
                                                                     ----------
                                                                        554,378
                                                                     ----------

MANUFACTURING--0.3%
Acuity Brands, Inc.                                          2,467       58,641
Applied Films Corporation(a)                                   679       12,229
Blount International, Inc.(a)                                  200        2,620
ESCO Technologies, Inc.(a)                                     558       37,810
Hexcel Corp.(a)                                              1,126       15,561
Kaydon Corp.                                                 1,515       43,587
                                                                     ----------
                                                                        170,447
                                                                     ----------

MEDIA--1.4%
Banta Corp.                                                  1,394       55,412
Beasley Broadcast Group, Inc., Class A(a)                      228        3,580
Courier Corp.                                                  257       10,712
Crown Media Holdings, Inc.(a)                                  638        5,327
Cumulus Media, Inc., Class A(a)                              2,604       37,472
Emmis Communications Corp.(a)                                2,868       51,796
Entravision Communications Corp.(a)                          2,800       21,308
Fisher Communications, Inc.(a)                                 326       15,648

Gray Television, Inc.                                        2,616       31,130
Hollinger International, Inc.                                3,313       57,282
Information Holdings, Inc.(a)                                  518       14,105
Insight Communications Co., Inc.(a)                          2,463       21,674
Journal Communications, Inc.                                 1,100       19,294
Journal Register Co.(a)                                      2,212       41,807
Jupitermedia Corp.(a)                                          700       12,460
Liberty Corp.                                                  751       29,845
Lin TV Corp., Class A(a)                                     1,416       27,584
LodgeNet Entertainment Corp.(a)                                685        9,042
Mediacom Communications Corp.(a)                             3,863       25,225
Nexstar Broadcasting Group, Inc.(a)                            500        4,260
Paxson Communications Corp.(a)                               2,380        3,213
Playboy Enterprises, Inc., Class B(a)                        1,098       11,024
Primedia, Inc.(a)                                            7,349       17,270
Pulitzer, Inc.                                                 390       19,266
Readers Digest Association, Inc.                             5,700       83,163
Regent Communications, Inc.(a)                               1,848       10,460
Saga Communications, Inc.(a)                                   752       12,746
Salem Communications Corp., Class A(a)                         478       12,103
Scholastic Corp.(a)                                          1,600       49,424
Sinclair Broadcast Group, Inc., Class A                      2,588       18,892
Spanish Broadcasting System, Inc., Class A(a)                2,174       21,392
TiVo, Inc.(a)                                                2,645       17,510
Value Line, Inc.                                                38        1,406
Young Broadcasting, Inc., Class A(a)                           766        8,326
                                                                     ----------
                                                                        781,158
                                                                     ----------

METAL FABRICATE/HARDWARE--0.2%
CIRCOR International, Inc.                                     715       13,943
Lawson Products, Inc.                                          194        7,948
Metals USA, Inc.(a)                                          1,100       19,514
NN, Inc.                                                       944       10,809
Penn Engineering & Manufacturing Corp.                         503        9,366
Shaw Group, Inc. (The)(a)                                    3,434       41,208
Valmont Industries, Inc.                                       667       13,920
                                                                     ----------
                                                                        116,708
                                                                     ----------

METALS - DIVERSIFIED--0.7%
Ameron International Corp.                                     368       12,107
Commercial Metals Co.                                        1,543       61,288
Griffon Corp.(a)                                             1,329       28,042
Gulf Island Fabrication, Inc.                                  327        7,292
Matthews International Corp., Class A                        1,728       58,545
Maverick Tube Corp.(a)                                       2,453       75,577
Mueller Industries, Inc.                                     1,866       80,145
NS Group, Inc.(a)                                            1,037       19,185
Quanex Corp.                                                   756       38,768
RTI International Metals, Inc.(a)                            1,170       22,663
                                                                     ----------
                                                                        403,611
                                                                     ----------

MINING--0.6%
AMCOL International Corp.                                    1,170       22,370
Brush Engineered Materials, Inc.(a)                          1,071       22,180
Century Aluminum Co.(a)                                        974       27,009
Coeur d'Alene Mines Corporation(a)                          11,974       56,757
Compass Minerals International, Inc.                           700       15,540
Hecla Mining Co.(a)                                          6,824       50,771
Royal Gold, Inc.                                               745       12,725
Stillwater Mining Co.(a)                                     2,101       32,566
Titanium Metals Corp.                                          500       11,730
USEC, Inc.                                                   4,868       50,481
                                                                     ----------
                                                                        302,128
                                                                     ----------

OFFICE/BUSINESS EQUIPMENT--0.2%
General Binding Corp.(a)                                       313        4,395
Global Imaging Systems, Inc.(a)                              1,354       42,082
Imagistics International, Inc.(a)                              936       31,450
Insight Enterprises, Inc.(a)                                 2,551       42,959
                                                                     ----------
                                                                        120,885
                                                                     ----------

OIL & GAS PRODUCERS--4.1%
Atmos Energy Corp.                                           3,384       85,243
Atwood Oceanics, Inc.(a)                                       474       22,534
Berry Petroleum Co., Class A                                   837       30,743
Cabot Oil & Gas Corp.                                        1,730       77,677
CAL Dive International, Inc.(a)                              2,235       79,611
Cascade Natural Gas Corp.                                      558       11,846
Cimarex Energy Co.(a)                                        2,435       85,079
Clayton Williams Energy, Inc.(a)                               202        4,329
Denbury Resources, Inc.(a)                                   3,159       80,239
Encore Acquisition Co.(a)                                    1,208       41,676
Energen Corp.                                                1,929       99,440
Energy Partners Ltd.(a)                                      1,358       22,108
Forest Oil Corp.(a)                                          2,930       88,252
Frontier Oil Corp.                                           1,390       32,818
Grey Wolf, Inc.(a)                                          10,456       51,130
Hanover Compressor Co.(a)                                    4,457       59,947
Harvest Natural Resources, Inc.(a)                           1,903       31,590
Holly Corp.                                                  1,176       29,988
Houston Exploration Co.(a)                                     696       41,308
Magnum Hunter Resources, Inc.(a)                             4,975       57,412
McMoRan Exploration Co.(a)                                     585        7,623
Meridian Resource Corp. (The)(a)                             3,002       26,508
New Jersey Resources Corp.                                   1,434       59,368
Northwest Natural Gas Co.                                    1,407       44,644
Parker Drilling Co.(a)                                       5,413       19,866
Penn Virginia Corp.                                            840       33,256
Petroleum Development Corp.(a)                                 914       40,051
Plains Exploration & Production Co.(a)                       4,434      105,795

Quicksilver Resources, Inc.                                  1,568       51,227
Range Resources Corp.                                        3,941       68,928
Remington Oil & Gas Corp.(a)                                 1,181       31,001
RPC, Inc.                                                      444        7,939
SEACOR SMIT, Inc.(a)                                           898       41,982
South Jersey Industries, Inc.                                  655       31,276
Southern Union Co.                                           3,414       69,987
Southwest Gas Corp.                                          1,771       42,415
Spinnaker Exploration Co.(a)                                 1,310       45,902
St. Mary Land & Exploration Co.                              1,468       58,441
Stone Energy Corp.(a)                                        1,254       54,875
Superior Energy Services, Inc.(a)                            3,156       40,776
Swift Energy Co.(a)                                          1,468       35,173
Tesoro Petroleum Corp.(a)                                    3,573      105,511
Unit Corp.(a)                                                1,995       69,985
Vintage Petroleum, Inc.                                      2,961       59,427
W-H Energy Services, Inc.(a)                                 1,340       27,805
WD-40 Co.                                                      974       27,856
                                                                     ----------
                                                                      2,240,584
                                                                     ----------

OIL & GAS SERVICES--1.8%
Aquila, Inc.(a)                                             10,983       34,267
Atlas America, Inc.(a)                                         100        2,177
Brigham Exploration Co.(a)                                   1,200       11,280
Callon Petroleum Co.(a)                                        700        8,876
CARBO Ceramics, Inc.                                           590       42,563
Cheniere Energy, Inc.(a)                                       900       17,784
Comstock Resources, Inc.(a)                                  1,764       36,903
Crosstex Energy, Inc.                                          100        4,110
Delta Petroleum Corp.(a)                                       900       11,736
Dril-Quip, Inc.(a)                                             340        7,582
Edge Petroleum Corp.(a)                                        600        9,582
FX Energy, Inc.(a)                                           1,400       12,656
Giant Industries, Inc.(a)                                      500       12,150
Global Industries Ltd.(a)                                    4,685       28,953
Helmerich & Payne, Inc.                                      2,900       83,201
Hornbeck Offshore Services, Inc.(a)                            300        4,950
Hydril Co.(a)                                                  727       31,225
Input/Output, Inc.(a)                                        3,460       35,673
Key Energy Group, Inc.(a)                                    7,300       80,665
Lone Star Technologies, Inc.(a)                              1,489       56,284
Lufkin Industries, Inc.                                        320       11,910
Matrix Service Co.                                             974        4,987
Mission Resources Corp.(a)                                   2,100       13,209
Newpark Resources, Inc.(a)                                   4,862       29,172
Oceaneering International, Inc.(a)                           1,348       49,660
Oil States International, Inc.(a)                            1,554       29,060
Piedmont Natural Gas Company, Inc.                           2,000       87,880
Tetra Technologies, Inc.(a)                                  1,230       38,192
Todco(a)                                                       600       10,410
Universal Compression Holdings, Inc.(a)                        794       27,052

Veritas DGC, Inc.(a)                                         1,734       39,501
WGL Holdings Inc.                                            2,800       79,128
Whiting Petroleum Corp.(a)                                   1,100       33,440
                                                                     ----------
                                                                        986,216
                                                                     ----------

PACKAGING & CONTAINERS--0.4%
Anchor Glass Container Corp.                                   500        4,105
Crown Holdings, Inc.(a)                                      9,272       95,594
Graphic Packaging Corp.(a)                                   3,900       25,272
Greif, Inc., Class A                                           648       27,313
Longview Fibre Co.                                           2,817       42,959
Silgan Holdings, Inc.                                          529       24,493
                                                                     ----------
                                                                        219,736
                                                                     ----------

PHARMACEUTICALS--4.6%
Abaxis, Inc.(a)                                                800       10,408
Abgenix, Inc.(a)                                             4,677       46,115
Able Laboratories, Inc.(a)                                     813       15,577
Adolor Corp.(a)                                              2,016       22,680
Advanced Medical Optics, Inc.(a)                             2,020       79,931
Advancis Pharmaceutical Corp.(a)                               400        3,260
Align Technology, Inc.(a)                                    2,861       43,716
Alkermes, Inc.(a)                                            5,219       60,227
Allscripts Healthcare Solutions, Inc.(a)                     1,457       13,113
Alpharma, Inc., Class A                                      2,060       37,677
Antigenics, Inc.(a)                                          1,366        8,237
Array Biopharma, Inc.(a)                                     1,300        9,087
AtheroGenics, Inc.(a)                                        1,934       63,725
Bentley Pharmaceuticals, Inc.(a)                               752        7,964
Bio-Reference Labs, Inc.(a)                                    400        5,576
Bioenvision, Inc.(a)                                         1,100        8,789
Bone Care International, Inc.(a)                               744       18,079
Bradley Pharmaceuticals, Inc.(a)                               615       12,515
Caraco Pharm Labs, Inc.(a)                                     400        3,080
Cell Genesys, Inc.(a)                                        2,590       23,232
Cell Therapeutics, Inc.(a)                                   2,951       20,244
Connetics Corp.(a)                                           1,617       43,691
Corcept Therapeutics, Inc.(a)                                  200        1,568
Corixa Corp.(a)                                              3,205       13,333
Cubist Pharmaceuticals, Inc.(a)                              2,369       23,406
CV Therapeutics, Inc.(a)                                     1,630       20,375
Cypress Bioscience, Inc.(a)                                  1,500       17,505
Dendreon Corp.(a)                                            3,153       26,517
Depomed, Inc.(a)                                             1,000        5,220
Digene Corp.(a)                                                621       16,121
Discovery Laboratories, Inc.(a)                              2,753       18,445
DOV Pharmaceutical, Inc.(a)                                    747       12,804
Durect Corp.(a)                                              1,566        2,192
Dusa Pharmaceuticals, Inc.(a)                                  700        8,036
Dyax Corp.(a)                                                1,400       10,696

Dynavax Technologies Corp.(a)                                  300        1,632
Epix Medical, Inc.(a)                                        1,248       24,099
First Horizon Pharmaceutical Corp.(a)                        1,446       28,934
Genta, Inc.(a)                                               3,297        8,869
Geron Corp.(a)                                               2,623       15,712
Guilford Pharmaceuticals, Inc.(a)                            2,430       12,150
Hollis-Eden Pharmaceuticals(a)                                 793        8,541
I-Flow Corp.(a)                                              1,000       14,480
Idenix Pharmaceuticals, Inc.(a)                              5,148       34,286
ILEX Oncology, Inc.(a)                                       2,287       57,564
Immucor, Inc.(a)                                             1,606       39,749
Immunogen, Inc.(a)                                           1,870        9,444
Impax Laboratories, Inc.(a)                                  2,819       43,300
Indevus Pharmaceuticals, Inc.(a)                             2,197       15,577
Inkine Pharmaceutical Co.(a)                                 2,800       14,224
Inspire Pharmaceuticals, Inc.(a)                             2,176       34,228
InterMune, Inc.(a)                                           1,543       18,192
Intuitive Surgical, Inc.(a)                                  1,760       43,560
Isis Pharmaceuticals, Inc.(a)                                2,963       14,519
Isolagen, Inc.(a)                                            1,200       11,340
Ista Pharmaceuticals, Inc.(a)                                  300        3,657
Kos Pharmaceuticals, Inc.(a)                                   551       19,621
KV Pharmaceuticals Co.(a)                                    1,861       33,312
Lannett Co., Inc.(a)                                           297        2,881
Ligand Pharmaceuticals Inc., Class B(a)                      4,300       43,086
Mannatech, Inc.                                                700        9,814
MannKind Corp.(a)                                              700       14,028
Medarex, Inc.(a)                                             4,620       34,096
Medicines Co. (The)(a)                                       2,744       66,240
Nabi Biopharmaceuticals(a)                                   3,293       44,060
Nature's Sunshine Products, Inc.                               500        7,585
NeighborCare, Inc.(a)                                        1,925       48,799
NeoPharm, Inc.(a)                                              951        8,141
Neose Technologies, Inc.(a)                                  1,139        8,543
Neurogen Corp.(a)                                            1,300        8,398
NitroMed, Inc.(a)                                              500       11,920
Noven Pharmaceuticals, Inc.(a)                               1,122       23,382
NPS Pharmaceuticals, Inc.(a)                                 1,950       42,471
Nu Skin Enterprises, Inc., Class A                           3,064       72,035
Nutraceutical International Co.(a)                             400        5,636
NuVasive, Inc.(a)                                              300        3,168
Nuvelo, Inc.                                                 1,468       14,504
Omega Protein Corp.(a)                                         281        2,164
Onyx Pharmaceuticals, Inc.(a)                                1,795       77,203
Pain Therapeutics, Inc.(a)                                   1,418       10,195
Par Pharmaceutical Cos, Inc.(a)                              1,800       64,674
PAREXEL International Corp.(a)                               1,406       27,558
Penwest Pharmaceuticals Co.(a)                                 753        8,501
Perrigo Co.                                                  3,450       70,898
Petmed Express, Inc.(a)                                        400        1,900
Pharmacyclics, Inc.(a)                                       1,100       11,341

Pharmion Corp.(a)                                              800       41,357
Pharmos Corp.(a)                                             5,100       14,688
POZEN, Inc.(a)                                               1,253       10,951
Praecis Pharmaceuticals, Inc.(a)                             2,885        6,347
Priority Healthcare Corp., Class B(a)                        1,511       30,447
Progenics Pharmaceuticals, Inc.(a)                             569        8,336
Renovis, Inc.(a)                                               300        2,403
Rigel Pharmaceuticals, Inc.(a)                                 500       12,650
Salix Pharmaceuticals Ltd.                                   1,868       40,199
Santarus, Inc.(a)                                              500        4,535
SciClone Pharmaceuticals, Inc.(a)                            2,354        8,380
Serologicals Corp.(a)                                        1,332       31,076
SuperGen, Inc.(a)                                            2,580       15,944
Sybron Dental Specialties, Inc.(a)                           2,035       60,419
Tanox, Inc.(a)                                               1,286       21,695
United Surgical Partners International, Inc.(a)              1,461       50,185
United Therapeutics, Inc.(a)                                   893       31,192
USANA Health Sciences, Inc.                                    491       17,087
Valeant Pharmaceuticals International                        4,800      115,776
Vicuron Pharmaceuticals, Inc.(a)                             2,703       39,680
Zymogenetics, Inc.(a)                                        1,081       18,853
                                                                     ----------
                                                                      2,565,550
                                                                     ----------

PIPELINES--0.0%
TransMontaigne, Inc.(a)                                      1,180        6,868

REAL ESTATE--3.8%
AMLI Residential Properties Trust                            1,392       42,526
Anthracite Capital, Inc.                                     3,043       33,838
Avatar Holdings(a)                                             180        7,641
Bedford Property Investors, Inc.                               639       19,387
Brandywine Realty Trust                                      2,148       61,175
CB Richard Ellis Group, Inc.(a)                              1,400       32,340
Colonial Properties Trust                                    1,041       41,869
Commercial Net Lease Realty, Inc.                            3,003       54,715
Consolidated-Tomoka Land Co.                                   243        8,452
Cornerstone Realty Income Trust, Inc.                        2,760       26,938
Corporate Office Properties Trust                            1,742       44,630
Corrections Corp. of America(a)                              1,832       64,780
EastGroup Properties, Inc.                                   1,138       37,782
Entertainment Properties Trust                               1,233       46,607
Equity Inns, Inc.                                            2,629       25,975
Equity One, Inc.                                             1,812       35,551
First Industrial Realty Trust, Inc.                          2,430       89,667
Gables Residential Trust                                     1,585       54,128
Glenborough Realty Trust, Inc.                               1,488       30,906
Glimcher Realty Trust                                        1,820       44,226
Home Properties of New York, Inc.                            1,746       69,072
Impac Mortgage Holdings, Inc.                                3,865      101,650
Innkeepers USA Trust                                         1,751       21,782
Jones Lang LaSalle, Inc.(a)                                  1,687       55,688

Kilroy Realty Corp.                                          1,486       56,513
LaSalle Hotel Properties                                     1,507       41,593
Lexington Corp. Properties Trust                             2,771       60,158
LNR Property Corp.                                             800       49,528
LTC Properties, Inc.                                           669       11,968
Manufactured Home Communities, Inc.                          1,049       34,869
Meristar Hospitality Corp.(a)                                5,053       27,539
National Health Investors, Inc.                              1,210       34,412
Nationwide Health Properties, Inc.                           3,883       80,572
Novastar Financial, Inc.                                     1,322       57,639
Omega Healthcare Investors, Inc.                             2,664       28,665
Pennsylvania Real Estate Investment Trust                    1,650       63,789
Prentiss Properties Trust                                    2,349       84,564
PS Business Parks, Inc.                                        711       28,333
Ramco-Gershenson Properties Trust                              700       18,956
Reading International, Inc.(a)                                 700        5,600
Redwood Trust, Inc.                                            896       55,928
Saul Centers, Inc.                                             498       16,374
Sovran Self Storage, Inc.                                      658       25,780
Summit Properties, Inc.                                      1,516       41,008
Sun Communities, Inc.                                          770       30,176
Tanger Factory Outlet Centers, Inc.                            617       27,629
Tarragon Realty Investors, Inc.                                350        4,554
Taubman Centers, Inc.                                        2,850       73,616
Town & Country Trust (The)                                     830       21,124
Trammell Crow Co.(a)                                         1,704       26,787
Urstadt Biddle Properties, Inc., Class A                     1,153       17,572
                                                                     ----------
                                                                      2,076,569
                                                                     ----------

REAL ESTATE INVESTMENT TRUSTS--3.4%
Acadia Realty Trust                                          1,309       19,308
Affordable Residential Communities                           1,300       18,980
Alexander's, Inc.(a)                                            90       17,919
Alexandria Real Estate Equities, Inc.                        1,061       69,729
American Campus Communities, Inc.                              700       12,992
American Financial Realty Trust                              6,300       88,893
American Home Mortgage Investment Corp.                      1,810       50,590
Anworth Mortgage Asset Corp.                                 2,576       29,315
Arbor Realty Trust, Inc.                                       300        6,660
Ashford Hospitality Trust, Inc.                              1,100       10,340
BioMed Realty Trus,t Inc.                                    1,500       26,385
Capital Automotive                                           1,587       49,625
Capital Lease Funding, Inc.                                  1,200       13,248
Capital Trust, Inc./NY                                         600       17,460
Capstead Mortgage Corp.                                        702        8,740
CarrAmerica Realty Corp.                                     3,100      101,370
Cedar Shopping Centers, Inc.                                   800       11,160
Correctional Properties Trust                                  462       12,613
Cousins Properties, Inc.                                     1,900       65,189
Crt Properties, Inc.                                         1,432       30,716
Essex Property Trust, Inc.                                   1,239       89,022

Extra Space Storage, Inc.                                    1,100       14,025
FelCor Lodging Trust, Inc.(a)                                2,900       32,799
Getty Realty Corp.                                             816       21,396
Global Signal Inc                                              500       11,450
Government Properties Trust, Inc.                              900        8,550
Gramercy Capital Corp./New York(a)                             500        7,800
Healthcare Realty Trust, Inc.                                2,800      109,312
Heritage Property Investment Trust, Inc.                     1,420       41,421
Highland Hospitality Corp.                                   1,800       20,520
Highwoods Properties, Inc.                                   2,945       72,476
HomeBanc Corp./Atlanta GA                                    1,900       17,100
Investors Real Estate Trust                                  2,130       21,321
Kite Realty Group Trust                                      1,000       13,150
Kramont Realty Trust                                         1,292       24,031
La Quinta Corp.(a)                                          10,547       82,267
Luminent Mortgage Capital, Inc.                              1,900       24,092
Maguire Properties, Inc.                                     1,800       43,758
MFA Mortgage Investments, Inc.                               4,438       40,874
Mid-America Apartment Communities, Inc.                        978       38,093
Mission West Properties, Inc.                                  863        8,932
MortgageIT Holdings, Inc.(a)                                   800       11,560
Newcastle Investment Corp.                                   1,780       54,646
Origen Financial, Inc.                                         400        2,944
Parkway Properties, Inc.                                       468       21,739
Post Properties, Inc.                                        2,337       69,876
Price Legacy Corp.                                             223        4,226
RAIT Investment Trust                                        1,230       33,641
Realty Income Corp.                                          2,100       94,563
Senior Housing Properties Trust                              3,102       55,278
Strategic Hotel Capital, Inc.                                1,100       14,872
U.S. Restaurant Properties, Inc.                             1,249       21,096
Universal Health Realty Income Trust                           558       16,907
Washington Real Estate Investment Trust                      2,450       74,235
Winston Hotels, Inc.                                         1,286       13,760
                                                                     ----------
                                                                      1,892,963
                                                                     ----------

RETAIL--4.4%
1-800 CONTACTS, Inc.(a)                                        311        4,730
1-800-FLOWERS.COM, Inc.(a)                                   1,191        9,885
99 Cents Only Stores, Inc., (Ipo)(a)                         2,700       38,421
AC Moore Arts & Crafts, Inc.(a)                                611       15,110
Aeropostale, Inc.                                            3,037       79,569
America's Car-Mart, Inc.(a)                                    286        9,653
Asbury Automotive Group, Inc.(a)                               465        6,278
Bebe Stores, Inc.                                              309        6,526
Big 5 Sporting Goods Corp.(a)                                1,095       24,966
Blair Corp.                                                    414       11,667
Bob Evans Farms, Inc.                                        1,877       50,979
Bombay Co., Inc., (The)(a)                                   1,889       13,846
Bon-Ton Stores, Inc., (The)                                    200        2,438
Brookstone, Inc.                                             1,120       21,157

Brown Shoe Co., Inc.                                           842       21,101
Buckle, Inc., (The)                                            381       10,466
Buffalo Wild Wings, Inc.(a)                                    300        8,412
Burlington Coat Factory Warehouse Corp.                        851       18,067
California Pizza Kitchen, Inc.(a)                            1,073       23,445
Casey's General Store, Inc.                                  2,893       53,781
Cash America International, Inc.                             1,474       36,054
Casual Male Retail Group, Inc.(a)                            1,464        7,671
Cato Corp., Class A                                          1,071       23,830
CBRL Group, Inc.                                             2,900      104,632
Charlotte Russe Holding, Inc.(a)                               541        6,211
Charming Shoppes, Inc.(a)                                    6,621       47,142
Children's Place Retail Stores, Inc., (The)(a)                 828       19,797
Christopher & Banks Corp.                                    1,960       31,380
CKE Restaurant, Inc.(a)                                      2,993       33,073
Coldwater Creek, Inc.                                        1,068       22,289
Cole National Corp.(a)                                         590       16,349
Compucom Systems, Inc.(a)                                    1,288        5,899
Conn's, Inc.(a)                                                300        4,194
Cosi, Inc.(a)                                                1,100        5,885
Cost Plus, Inc.(a)                                           1,164       41,182
CSK Auto Corp.(a)                                            2,453       32,674
Dave & Buster's, Inc.(a)                                       518        9,832
Deb Shops, Inc.                                                163        3,977
Dick's Sporting Goods, Inc.                                  1,560       55,567
Dress Barn, Inc.(a)                                            982       17,136
Drugstore.com, Inc.(a)                                       2,584        8,837
Electronics Boutique Holdings Corp.(a)                         520       17,732
Finish Line, Inc., (The), Class A                            1,021       31,569
First Cash Financial Services, Inc.(a)                         500       10,015
Fred's, Inc.                                                 2,300       41,308
GameStop Corp.(a)                                              685       12,679
Gander Mountain Co.(a)                                         300        6,005
Genesco, Inc.(a)                                             1,214       28,590
Goody's Family Clothing, Inc.                                1,043        8,782
Group 1 Automotive, Inc.(a)                                    912       24,879
Guitar Center, Inc.(a)                                       1,331       57,632
Hancock Fabrics, Inc.                                          875       10,483
Haverty Furniture Companies, Inc.                            1,037       18,189
Hibbet Sporting Goods, Inc.                                  1,294       26,514
Hot Topic, Inc.(a)                                           2,546       43,384
Jill (J.) Group, Inc., (The)(a)                              1,001       19,870
Jo-Ann Stores, Inc.(a)                                       1,045       29,302
Joseph A. Bank Clothiers, Inc.                                 417       11,543
Kenneth Cole Productions Class A                               433       12,185
Kirkland's, Inc.(a)                                            491        4,615
Krispy Kreme Doughnuts, Inc.(a)                              3,000       37,980
Linens 'N Things, Inc.(a)                                    2,656       61,540
Lithia Motors, Inc., Class A                                   704       14,967
Lone Star Steakhouse & Saloon, Inc.                            743       19,192
Longs Drug Stores Corp.                                      1,563       37,825

MarineMax, Inc.(a)                                             569       12,814
Men's Wearhouse, Inc., (The)(a)                              1,686       48,978
Movie Gallery, Inc.                                          1,428       25,033
O'Charley's, Inc.(a)                                         1,152       18,778
Overstock.com, Inc.(a)                                         511       18,769
Pantry, Inc., (The)(a)                                         500       12,585
Party City Corp.(a)                                            558        8,242
Payless ShoeSource, Inc.(a)                                  3,716       37,643
Pc Connection, Inc.(a)                                         311        2,137
PC Mall, Inc.(a)                                               400        6,116
Pep Boys-Manny, Moe & Jack, Inc.                             3,335       46,690
Priceline.com, Inc.(a)                                       1,277       28,311
Red Robin Gourmet Burgers(a)                                   579       25,285
Restoration Hardware, Inc.(a)                                1,448        7,501
Retail Ventures, Inc.(a)                                       600        4,524
Rush Enterprises, Inc., Class B(a)                             300        3,507
RYAN'S Restaurant Group, Inc.(a)                             2,464       36,566
School Specialty, Inc.(a)                                    1,063       41,893
Sharper Image Corp.(a)                                         570       12,227
ShopKo Stores, Inc.(a)                                       1,537       26,759
Smart & Final, Inc.(a)                                         538        9,017
Sonic Automotive, Inc.                                       1,475       29,574
Sports Authority, Inc., (The)(a)                             1,203       27,910
Sports Resorts International, Inc.(a)                           77          288
Stage Stores, Inc.(a)                                          871       29,806
Steak n Shake Company (The)(a)                               1,332       22,751
Stein Mart, Inc.(a)                                          1,332       20,273
Systemax, Inc.(a)                                              427        2,417
TBC Corp.(a)                                                 1,065       23,792
Too, Inc.(a)                                                 1,822       32,924
Tractor Supply Co.(a)                                        1,625       51,090
Trans World Entertainment Corp.(a)                           1,294       12,642
Tuesday Morning Corp.(a)                                     1,430       44,216
United Auto Group, Inc.                                        926       23,233
West Marine, Inc.(a)                                           642       13,726
Zale Corp.                                                   3,068       86,211
                                                                     ----------
                                                                      2,405,109
                                                                     ----------

SEMICONDUCTORS--1.7%
ADE Corp.(a)                                                   400        6,814
Alliance Semiconductor Corp.(a)                              1,131        3,913
AMIS Holdings, Inc.(a)                                       1,600       21,632
August Technology Corp.(a)                                   1,000        6,870
Axcelis Technologies, Inc.(a)                                5,734       47,478
Brooks Automation, Inc.(a)                                   2,617       37,031
Cirrus Logic, Inc.(a)                                        4,883       23,292
Cohu, Inc.                                                   1,154       17,056
Credence Systems Corp.(a)                                    5,556       40,003
Emulex Corp.(a)                                              4,800       55,296
Entegris, Inc.(a)                                            2,308       19,249
Formfactor, Inc.(a)                                          1,500       29,055

FSI International, Inc.(a)                                   1,600        6,688
Genesis Microchip, Inc.(a)                                   1,640       22,140
Integrated Silicon Solution, Inc.(a)                         1,900       13,813
Intergrated Device Technology, Inc.(a)                       6,100       58,133
IXYS Corp.(a)                                                  880        6,318
Kopin Corp.(a)                                               4,092       16,654
Lattice Semiconductor Corp.(a)                               6,280       30,835
Leadis Technology, Inc.(a)                                     300        3,384
LTX Corp.(a)                                                 3,481       18,832
Mindspeed Technologies, Inc.(a)                              5,751       11,502
MIPS Technologies, Inc.(a)                                   2,400       13,680
Monolithic System Technology, Inc.(a)                        1,234        5,356
Mykrolis Corp.(a)                                            2,174       21,892
OmniVision Technologies, Inc.                                3,208       45,393
ON Semiconductor Corp.(a)                                    6,955       21,769
Pericom Semiconductor Corp.(a)                               1,067       10,307
Pixelworks, Inc.(a)                                          2,147       21,491
PLX Technology, Inc.(a)                                      1,200        8,652
Sigmatel, Inc.(a)                                            1,300       27,573
Sirf Technology Holdings, Inc.(a)                              500        7,115
Skyworks Solutions, Inc.(a)                                  8,405       79,848
Staktek Holdings, Inc.(a)                                      500        1,950
Tessera Technologies, Inc.(a)                                1,300       28,730
Transmeta Corp.(a)                                           8,295       10,452
Tripath Technology, Inc.(a)                                  1,800        3,060
TriQuint Semiconductor, Inc.(a)                              7,586       29,585
Varian Semiconductor Equipment Associates, Inc.(a)           1,896       58,586
Veeco Instruments, Inc.(a)                                   1,409       29,547
Vitesse Semiconductor Corp.(a)                              12,136       33,131
Volterra Semiconductor Corp.(a)                                300        3,729
                                                                     ----------
                                                                        957,835
                                                                     ----------

SOFTWARE--3.4%
Alico, Inc.                                                    214        9,116
Alloy, Inc.(a)                                               1,732        6,564
Altiris, Inc.(a)                                             1,138       36,018
Ansoft Corp.(a)                                                324        5,152
Ariba, Inc.                                                  3,217       30,047
Ascential Software Corp.(a)                                  3,404       45,852
AsiaInfo Holdings, Inc.(a)                                   1,797        8,769
At Road, Inc.(a)                                             1,731        7,305
Atari, Inc.(a)                                                 380          597
Authentidate Holding Corp.(a)                                1,500        9,090
Blackbaud, Inc.(a)                                             500        4,900
Blackboard, Inc.(a)                                            400        6,864
Borland Software Corp.(a)                                    4,664       38,944
CNET Networks, Inc.(a)                                       7,374       67,472
Computer Programs & Systems, Inc.                              272        5,456
Concord Communications, Inc.(a)                                849        7,577
CSG Systems International, Inc.(a)                           3,138       48,357
EarthLink, Inc.(a)                                           7,970       82,091
eFunds Corp.(a)                                              2,787       51,810
Embarcadero Technologies, Inc.(a)                            1,011        8,553
EPIQ Systems, Inc.(a)                                          622        9,691
eResearch Technology, Inc.                                   2,606       34,738
eSpeed, Inc.(a)                                              1,301       12,789
F5 Networks, Inc.(a)                                         1,766       53,792
FileNET Corp.(a)                                             2,285       39,896
FindWhat.com(a)                                              1,501       28,114
Homestore.com, Inc.(a)                                       6,525       15,073
Identix, Inc.(a)                                               300        4,800
Infocrossing, Inc.(a)                                          900       14,234
Informatica Corp.(a)                                         5,004       29,273
InfoSpace, Inc.(a)                                           1,645       77,957
Inter-Tel, Inc.                                              1,146       24,777
JDA Software Group, Inc.(a)                                  1,398       15,126
Keane, Inc.(a)                                               2,908       44,667
Lawson Software, Inc.(a)                                     3,174       17,774
Looksmart Ltd.(a)                                            5,558        8,170
Magma Design Automation, Inc.(a)                             1,340       20,207
ManTech International Corp., Class A(a)                        948       17,747
Manugistics Group, Inc.(a)                                   3,179        7,566
MatrixOne, Inc.(a)                                           2,807       14,203
Micromuse, Inc.(a)                                           4,551       16,748
MicroStrategy, Inc., Class A(a)                                587       24,120
Midway Games, Inc.(a)                                        2,700       26,784
Motive, Inc.(a)                                                300        3,369
MRO Software, Inc.(a)                                        1,108       11,080
NDCHealth Corp.                                              1,908       30,623
Neoforma, Inc.(a)                                              408        3,798
Net2Phone, Inc.                                              2,684       26,867
Netegrity, Inc.(a)                                           1,751       13,150
NetIQ Corp.(a)                                               3,139       33,587
NIC, Inc.(a)                                                 1,600        8,576
Omnicell, Inc.(a)                                            1,187       15,692
Openwave Systems, Inc.                                       3,681       32,466
OPNET Technologies, Inc.(a)                                    567        5,817
Opsware, Inc.(a)                                             2,944       16,516
Parametric Technology Corp.(a)                              14,982       79,105
PDF Solutions, Inc.(a)                                         686        8,335
Pegasystems, Inc.(a)                                           553        3,860
Per-Se Technologies, Inc.(a)                                 1,216       16,684
Pinnacle Systems, Inc.(a)                                    4,023       16,776
Plato Learning, Inc.(a)                                      1,100        9,724
Portal Software, Inc.(a)                                     1,674        4,570
ProQuest Co.(a)                                              1,296       33,307
Quality Systems, Inc.(a)                                       118        5,960
Renaissance Learning, Inc.                                     369        7,996
RightNow Technologies Inc                                      400        5,012
Salesforce.com, Inc.(a)                                        600        9,378
Schawk, Inc.                                                   407        5,914
SeaChange International, Inc.(a)                             1,304       20,851

SeeBeyond Technology Corp.(a)                                2,852        8,784
SERENA Software, Inc.(a)                                     1,336       22,351
Sohu.com, Inc.(a)                                            1,188       19,756
SPSS, Inc.(a)                                                  695        9,264
SRA International, Inc., Class A(a)                            619       31,916
Stellent, Inc.(a)                                              973        7,502
SupportSoft, Inc.(a)                                         2,147       20,912
THQ, Inc.(a)                                                 2,022       39,348
TradeStation Group, Inc.(a)                                  1,032        6,326
Trident Microsystems, Inc.                                     900        9,063
TriZetto Group, Inc. (The)(a)                                1,647        9,602
Ulticom, Inc.(a)                                               484        7,149
ValueClick, Inc.(a)                                          4,612       43,537
Verint Systems, Inc.(a)                                        493       18,162
Vignette Corp.(a)                                           16,180       21,519
webMethods, Inc.(a)                                          2,432       12,938
Websense, Inc.(a)                                            1,218       50,754
Wind River Systems, Inc.(a)                                  3,868       47,190
                                                                     ----------
                                                                      1,853,868
                                                                     ----------

TELECOMMUNICATIONS--2.1%
Adaptec, Inc.(a)                                             6,304       47,910
AirGate PCS, Inc.(a)                                           500        9,800
Airspan Networks, Inc.(a)                                    1,600        8,688
Alamosa Holdings, Inc.(a)                                    4,300       32,852
Anaren, Inc.(a)                                              1,112       14,968
Anixter International, Inc.                                  1,542       54,109
Applied Signal Technology, Inc.                                433       13,852
Arch Wireless, Inc.(a)                                       1,000       28,730
Aspect Communications Corp.(a)                               2,134       21,191
Atheros Communications, Inc.(a)                                400        4,080
Audiovox Corp., Class A(a)                                     975       16,419
Boston Communications Group, Inc.(a)                           863        7,569
Brightpoint, Inc.(a)                                           900       15,480
C-COR.net Corp.(a)                                           2,496       21,091
Carrier Access Corp.(a)                                      1,100        7,645
Catapult Communications Corp.(a)                               223        4,201
Centennial Communications Corp.(a)                             538        3,163
Charter Communications, Inc., Class A(a)                    15,091       40,142
Commonwealth Telephone Enterprises, Inc.(a)                  1,175       51,171
Comtech Telecommunications Corp.(a)                            632       17,127
Corvis Corp.(a)                                             21,708       17,366
CT Communications, Inc.                                        910       12,549
D&E Communications, Inc.                                       562        6,463
Ditech Communications Corp.(a)                               1,483       33,204
Dobson Communications Corp., Class A(a)                      6,349        8,444
Eagle Broadband, Inc.(a)                                    11,300        8,136
EMS Technologies, Inc.(a)                                      511        8,815
Finisar Corp.(a)                                             9,250       12,025
General Communication, Inc. Class A(a)                       2,384       21,575
Golden Telecom, Inc.                                           665       18,972

Inet Technologies, Inc.(a)                                   1,229       15,461
Infonet Services Corp., Class B(a)                           3,430        5,625
InterVoice-Brite, Inc.(a)                                    1,853       19,957
Intrado, Inc.(a)                                               973        9,837
ITC Deltacom, Inc.(a)                                          600        2,646
Itron, Inc.(a)                                               1,127       19,666
MarketWatch.com, Inc.(a)                                       463        5,783
MasTec, Inc.(a)                                              1,284        6,741
Metrocall Holdings, Inc.(a)                                    300       19,455
MRV Communications, Inc.(a)                                  6,150       15,375
Newport Corp.(a)                                             2,482       28,469
NMS Communications Corp.(a)                                  2,700       13,176
North Pittsburgh Systems, Inc.                                 715       14,808
Novatel Wireless, Inc.(a)                                    1,000       23,500
Optical Communication Products, Inc.(a)                      1,038        2,169
Paradyne Networks Corp.(a)                                   2,300       10,580
Powerwave Technologies, Inc.(a)                              6,009       37,015
Price Communications Corp.                                   2,096       31,964
Primus Telecommunications Group, Inc.(a)                     4,046        5,948
PTEK Holdings, Inc.(a)                                       3,645       31,238
SBA Communications Corp.(a)                                  2,134       14,938
SpectraLink Corp.                                              883        8,389
Standard Microsystems Corp.(a)                                 891       15,601
Talx Corp.                                                     782       18,056
Tekelec(a)                                                   2,908       48,505
Terremark Worldwide, Inc.(a)                                16,800       10,752
Time Warner Telecom, Inc., Class A(a)                        2,886       13,853
Tippingpoint Technologies, Inc.(a)                             200        4,772
Triton PCS Holdings, Inc., Class A(a)                        2,005        5,133
Ubiquitel, Inc.(a)                                           4,100       16,400
United Online, Inc.                                          3,091       29,735
WebEx Communications, Inc.(a)                                1,596       34,825
Westell Technologies, Inc., Class A(a)                       2,864       14,807
WJ Communications(a)                                         1,700        4,148
Zhone Technologies, Inc.                                     2,900        8,903
                                                                     ----------
                                                                      1,135,968
                                                                     ----------

TELECOMMUNICATIONS EQUIPMENT--0.7%
Arris Group, Inc.(a)                                         4,988       26,037
Avanex Corp.(a)                                              4,644        9,474
CommScope, Inc.(a)                                           3,105       67,068
Harmonic, Inc.(a)                                            3,915       26,035
InterDigital Communications Corp.(a)                         3,200       52,224
Ixia(a)                                                      1,418       13,783
KVH Industries, Inc.(a)                                        677        4,888
Oplink Communications, Inc.(a)                               6,216       11,127
RF Micro Devices, Inc.(a)                                   10,344       65,581
Stratex Networks, Inc.(a)                                    4,908       10,994
Sycamore Networks, Inc.(a)                                   9,781       36,972
Symmetricom, Inc.(a)                                         2,642       24,993
Terayon Communication Systems, Inc.(a)                       3,878        8,221

Viasat, Inc.(a)                                              1,147       23,055
                                                                     ----------
                                                                        380,452
                                                                     ----------

TELEPHONE--0.2%
Cincinnati Bell, Inc.(a)                                    13,700       47,813
Shenandoah Telecommunications Co.                              350        8,964
SureWest Communications                                        690       19,782
Talk America Holdings, Inc.                                  1,470        7,688
                                                                     ----------
                                                                         84,247
                                                                     ----------

TEXTILES--0.4%
Angelica Corp.                                                 368        9,156
G & K Services, Inc.                                           988       39,263
Guess ?, Inc.(a)                                               682       12,146
Interface, Inc. Class A(a)                                   2,314       18,558
Kellwood Co.                                                 1,424       51,905
Perry Ellis International, Inc.(a)                             287        6,455
Shoe Carnival, Inc.(a)                                         375        4,421
Steven Madden Ltd.(a)                                          565        9,972
UniFirst Corp.                                                 460       13,156
Wolverine World Wide, Inc.                                   2,060       51,912
                                                                     ----------
                                                                        216,945
                                                                     ----------

TOBACCO--0.2%
Star Scientific, Inc.(a)                                     1,341        7,939
Universal Corp.                                              1,358       60,621
Vector Group Ltd.                                            1,323       19,885
                                                                     ----------
                                                                         88,445
                                                                     ----------

TOYS/GAMES/HOBBIES--0.3%
Action Performance Companies, Inc.                             745        7,547
Department 56, Inc.(a)                                         569        9,275
Jakks Pacific, Inc.(a)                                       1,346       30,958
Leapfrog Enterprises, Inc.(a)                                1,500       30,375
Multimedia Games, Inc.                                       1,258       19,499
RC2 Corp.(a)                                                   809       26,616
Topps Co. (The)                                              1,853       18,122
                                                                     ----------
                                                                        142,392
                                                                     ----------

TRANSPORTATION--2.1%
Alexander & Baldwin, Inc.                                    2,230       75,686
Arctic Cat, Inc.                                               675       17,516
Arkansas Best Corp.                                          1,229       45,006
Central Freight Lines, Inc.(a)                                 400        2,404
Covenant Transport, Inc., Class A(a)                           410        7,921
Dollar Thrifty Automotive Group, Inc.(a)                     1,343       32,675
EGL, Inc.(a)                                                 2,117       64,060
Florida East Coast Industries, Inc.                          1,199       45,022
Forward Air Corp.(a)                                         1,024       40,980

Genesee & Wyoming, Inc., Class A                               974       24,662
Greenbrier Cos., Inc.                                          300        7,200
GulfMark Offshore, Inc.(a)                                     657       10,729
Heartland Express, Inc.                                      2,666       49,178
Hub Group, Inc.(a)                                             300       11,175
Kansas City Southern Industries, Inc.(a)                     3,579       54,293
Kirby Corp.(a)                                               1,159       46,534
Laidlaw International, Inc.(a)                               6,000       98,700
Landstar System, Inc.                                        1,552       91,071
Marten Transport Ltd.                                          400        6,988
Offshore Logistics, Inc.(a)                                    969       33,353
Old Dominion Freight Line, Inc.                                788       22,702
Overnite Corp.                                               1,500       47,145
Overseas Shipholding Group, Inc.                             1,408       69,893
P.A.M. Transportation Services, Inc.(a)                        273        5,231
Pacer International, Inc.(a)                                 1,515       24,846
Quality Distribution, Inc.(a)                                  400        2,444
RailAmerica, Inc.(a)                                         2,079       22,973
SCS Transportation, Inc.(a)                                    853       16,156
Seabulk International, Inc.(a)                                 253        2,619
Swift Transportation Co., Inc.(a)                            2,900       48,778
US Xpress Enterprises, Inc.(a)                                 262        4,857
USF Corp.                                                    1,459       52,364
Werner Enterprises, Inc.                                     2,800       54,068
                                                                     ----------
                                                                      1,139,231
                                                                     ----------

TRUCKING & LEASING--0.2%
Amerco(a)                                                      400       15,168
GATX Corp.                                                   2,867       76,434
                                                                     ----------
                                                                         91,602
                                                                     ----------

WATER--0.1%
American States Water Co.                                      708       17,629
California Water Service Group                                 914       26,844
Connecticut Water Service, Inc.                                361        9,545
Middlesex Water Co.                                            444        7,956
SJW Corp.                                                      291        9,609
Southwest Water Co.                                            783        9,592
                                                                     ----------
                                                                         81,175
                                                                     ----------
Total Common Stocks ($50,313,755)                                    53,482,952
                                                                     ----------

                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM INVESTMENTS--3.6%
The Bank of New York Cash Reserve                        1,830,197    1,830,197
U.S. Treasury Bill 1.67% (1), 2/17/2005                    150,000      148,925
                                                                     ----------
Total Short-term Investments (Cost $1,979,229)                        1,979,122
                                                                     ----------

Total Investments (Cost $52,292,984)--100.9%                         55,462,074

Liabilities in Excess of Other Assets--(0.9%)                          (478,126)
                                                                     ----------
Net Assets--100.0%                                                   54,983,948
                                                                     ==========

(a) Represents non-income producing securities.
(1) Yield to maturity.

Schedule of Investments
E*TRADE Technology Index Fund
September 30, 2004 (Unaudited)

Company                                                    Shares       Value
-------------------------------------------------------------------------------
COMMON STOCKS--99.7%
ADVERTISING--0.3%
DoubleClick, Inc.(a)                                         3,535       20,892
Getty Images, Inc.(a)                                        1,500       82,949
Monster Worldwide, Inc.(a)                                   2,904       71,555
                                                                     ----------
                                                                        175,396
                                                                     ----------

AEROSPACE/DEFENSE--0.1%
Titan Corp. (The)(a)                                         2,140       29,896
                                                                     ----------

COMMERCIAL SERVICES--5.0%
Accenture Ltd., Class A(a)                                  14,951      404,425
Amazon.com, Inc.(a)                                         10,471      427,845
BearingPoint, Inc.(a)                                        5,117       45,746
Convergys Corp.(a)                                           3,680       49,422
eBay, Inc.(a)                                               17,034    1,566,106
Plexus Corp.(a)                                              1,105       12,199
                                                                     ----------
                                                                      2,505,743
                                                                     ----------

COMMUNICATIONS SERVICES--0.3%
Avaya, Inc.(a)                                              11,498      160,282
                                                                     ----------

COMPUTER FACILITIES MANAGEMENT--0.4%
Cognizant Technology Solutions Corp.                         3,384      103,246
Comverse Technology, Inc.(a)                                 5,041       94,922
                                                                     ----------
                                                                        198,168
                                                                     ----------

COMPUTER INTEGRATED SYSTEMS DESIGN--1.3%
Bea Systems, Inc.(a)                                        10,592       73,191
Brocade Communications Systems, Inc.(a)                      6,671       37,691
Computer Sciences Corp.(a)                                   4,810      226,551
Intergraph Corp.(a)                                            986       26,790
Jack Henry & Associates, Inc.                                2,346       44,034
Network Appliance, Inc.(a)                                   8,970      206,310
TIBCO Software, Inc.(a)                                      5,126       43,622
                                                                     ----------
                                                                        658,189
                                                                     ----------

COMPUTER PERIPHERAL EQUIPMENT--8.9%
3Com Corp.(a)                                                9,911       41,824
Adaptec, Inc.(a)                                             2,867       21,789
Cisco Systems, Inc.(a)                                     174,730    3,162,614
Electronics for Imaging, Inc.(a)                             1,413       22,947
Emulex Corp.(a)                                              2,159       24,872
Juniper Networks, Inc.(a)                                   13,672      322,659
Lexmark International, Inc.(a)                               3,407      286,222

Nam Tai Electronics, Inc.                                    1,100       23,485
PalmOne, Inc.(a)                                             1,222       37,198
QLogic Corp.(a)                                              2,368       70,116
Research In Motion, Ltd.                                     4,730      361,088
Symbol Technologies, Inc.                                    6,051       76,485
                                                                     ----------
                                                                      4,451,299
                                                                     ----------

COMPUTER PROGRAMMING SERVICES--0.3%
Amdocs, Ltd.(a)                                              5,594      122,117
Informatica Corp.(a)                                         2,186       12,788
                                                                     ----------
                                                                        134,905
                                                                     ----------

COMPUTER RELATED SERVICES--2.2%
Ariba, Inc.                                                  1,199       11,199
CACI International Inc., Class A(a)                            712       37,579
Ceridian Corp.(a)                                            3,871       71,265
Electronic Data Systems Corp.                               13,146      254,901
IAC/InterActiveCorp.(a)                                     16,450      362,229
Internet Security Systems, Inc.(a)                           1,232       20,944
Paychex, Inc.                                                9,781      294,897
Red Hat, Inc.(a)                                             4,688       57,381
                                                                     ----------
                                                                      1,110,395
                                                                     ----------

COMPUTER STORAGE DEVICES--2.1%
EMC Corp.(a)                                                62,588      722,266
Imation Corp.                                                  887       31,568
SanDisk Corp.                                                4,194      122,129
Seagate Technology(a)                                       11,800      159,536
                                                                     ----------
                                                                      1,035,499
                                                                     ----------

COMPUTERS--1.5%
Anteon International Corp.(a)                                  966       35,404
Apple Computer, Inc.(a)                                      9,796      379,596
Ask Jeeves, Inc.(a)                                          1,200       39,252
Black Box Corp.                                                499       18,438
Kronos, Inc.                                                   839       37,159
Maxtor Corp.(a)                                              6,360       33,072
Perot Systems Corp., Class A(a)                              2,837       45,562
RSA Security Inc.(a)                                         1,600       30,880
Storage Technology Corp.(a)                                  2,940       74,264
Western Digital Corp.(a)                                     5,370       47,202
                                                                     ----------
                                                                        740,829
                                                                     ----------

COMPUTERS, PERIPHERAL & SOFTWARE--1.1%
Autodesk, Inc.                                               2,922      142,097
McAfee, Inc.(a)                                              4,262       85,666
National Instruments Corp.                                   2,042       61,811
NetIQ Corp.(a)                                               1,476       15,793
Nvida Corp.(a)                                               4,255       61,783
Open Text Corp.                                              1,400       24,164
Sybase, Inc.(a)                                              2,522       34,778

Zebra Technologies Corp.                                     1,850      112,869
                                                                     ----------
                                                                        538,961
                                                                     ----------

DATA PROCESSING & PREPARATION--4.9%
Acxiom Corp.                                                 2,190       51,991
Affiliated Computer Services, Inc., Class A(a)               3,190      177,587
Automatic Data Processing, Inc.                             15,279      631,328
BISYS Group, Inc.(a)                                         3,062       44,736
DST Systems, Inc.(a)                                         2,198       97,745
First Data Corp.                                            22,528      979,968
Fiserv, Inc.(a)                                              5,059      176,357
SunGard Data Systems, Inc.(a)                                7,456      177,229
Verisign, Inc.(a)                                            6,441      128,047
                                                                     ----------
                                                                      2,464,988
                                                                     ----------

DISTRIBUTION/WHOLESALE--0.4%
CDW Corp.                                                    2,192      127,202
Ingram Micro, Inc., Class A(a)                               4,064       65,430
                                                                     ----------
                                                                        192,632
                                                                     ----------

ELECTRONIC COMPONENTS--0.9%
AVX Corp.                                                    4,515       53,503
Celestica, Inc.(a)                                           4,748       60,300
Flextronics International, Ltd.(a)                          13,655      180,928
Sanmina-SCI Corp.(a)                                        13,423       94,632
Vishay Intertechnology, Inc.(a)                              3,790       48,891
                                                                     ----------
                                                                        438,254
                                                                     ----------

ELECTRONIC COMPUTERS--16.1%
Advent Software, Inc.(a)                                       813       13,683
Dell, Inc.(a)                                               65,424    2,329,094
Gateway, Inc.(a)                                             9,663       47,832
Hewlett-Packard Co.                                         78,854    1,478,513
International Business Machines Corp.                       43,530    3,732,262
Sun Microsystems, Inc.(a)                                   85,946      347,222
Unisys Corp.(a)                                              8,566       88,401
                                                                     ----------
                                                                      8,037,007
                                                                     ----------

ELECTRONIC PARTS & EQUIPMENT--0.4%
Arrow Electronics, Inc.(a)                                   2,984       67,378
Avnet, Inc.(a)                                               3,163       54,151
Benchmark Electronics, Inc.                                  1,100       32,780
Checkfree Corp.(a)                                           2,279       63,060
                                                                     ----------
                                                                        217,369
                                                                     ----------

ELECTRONICS--1.3%
Agilent Technologies, Inc.(a)                               12,465      268,870
Amphenol Corp., Class A                                      2,262       77,496
ATI Technologies, Inc.(a)                                    6,207       95,153
Cymer, Inc.(a)                                                 965       27,657
Kemet Corp.(a)                                               2,271       18,372

Mentor Graphics Corp.(a)                                     1,828       20,044
Newport Corp.(a)                                             1,063       12,193
Skyworks Solutions, Inc.(a)                                  3,891       36,965
Tektronix, Inc.                                              2,150       71,487
Trimble Navigation, Ltd.                                     1,300       41,080
                                                                     ----------
                                                                        669,317
                                                                     ----------

INTERNET SERVICE PROVIDER--2.5%
EarthLink, Inc.(a)                                           4,023       41,437
Yahoo!, Inc.                                                34,854    1,181,899
                                                                     ----------
                                                                      1,223,336
                                                                     ----------

MEASURING & CONTROLLING DEVICES--0.4%
KLA-Tencor Corp.(a)                                          5,091      211,175
                                                                     ----------

MULTIMEDIA NETWORKING--0.1%
Polycom, Inc.(a)                                             2,574       51,017
                                                                     ----------

NETWORK EQUIPMENT--0.9%
Extreme Networks, Inc.(a)                                    3,133       13,942
Foundry Networks, Inc.(a)                                    3,495       33,168
Lucent Technologies, Inc.(a)                               110,791      351,207
Sycamore Networks, Inc.(a)                                   7,060       26,687
                                                                     ----------
                                                                        425,004
                                                                     ----------

PREPACKAGED SOFTWARE--19.0%
Adobe Systems, Inc.                                          6,161      304,785
BMC Software, Inc.(a)                                        5,835       92,251
Cadence Design System, Inc.(a)                               7,058       92,036
Check Point Software Technologies, Ltd.(a)                   6,437      109,236
Citrix Systems, Inc.(a)                                      4,409       77,246
Cognos, Inc.(a)                                              2,460       87,379
Computer Associates International, Inc.                     15,014      394,868
Compuware Corp.(a)                                           9,970       51,346
CSG Systems International, Inc.(a)                           1,351       20,819
Electronic Arts, Inc.                                        7,836      360,378
Intuit, Inc.(a)                                              5,065      229,951
Macromedia, Inc.(a)                                          1,777       35,682
Macrovision Corp.(a)                                         1,300       31,304
Mercury Interactive Corp.(a)                                 2,353       82,073
Microsoft Corp.                                            175,455    4,851,330
Novell, Inc.(a)                                              9,936       62,696
Oracle Corp.(a)                                            134,245    1,514,284
Parametric Technology Corp.(a)                               6,919       36,532
Peoplesoft, Inc.(a)                                          9,410      186,789
Quest Software, Inc.(a)                                      2,457       27,322
RealNetworks, Inc.(a)                                        4,321       20,136
Siebel Systems, Inc.(a)                                     13,023       98,193
Symantec Corp.                                               8,014      439,808
Synopsys, Inc.(a)                                            4,008       63,447
Veritas Software Corp.(a)                                   11,049      196,672

                                                                     ----------
                                                                      9,466,563
                                                                     ----------

PRINTED CIRCUIT BOARDS--0.5%
Jabil Circuit, Inc.(a)                                       5,214      119,922
Solectron Corp.(a)                                          22,136      109,573
                                                                     ----------
                                                                        229,495
                                                                     ----------

PROCESS CONTROL INSTRUMENTS--0.2%
PerkinElmer, Inc.                                            3,329       57,325
Teradyne, Inc.(a)                                            5,062       67,831
                                                                     ----------
                                                                        125,156
                                                                     ----------

RADIO & TV COMMUNICATIONS EQUIPMENT--5.8%
Andrew Corp.(a)                                              4,148       50,772
Motorola, Inc.                                              60,588    1,093,008
Qualcomm, Inc.                                              41,872    1,634,682
Scientific-Atlanta, Inc.                                     3,962      102,695
                                                                     ----------
                                                                      2,881,157
                                                                     ----------

SEMICONDUCTORS--0.7%
Agere Systems, Inc., Class A(a)                             20,834       21,876
Agere Systems, Inc., Class B(a)                             23,439       23,908
AMIS Holdings, Inc.(a)                                       2,100       28,392
Axcelis Technologies, Inc.(a)                                2,534       20,982
Integrated Circuit Systems, Inc.(a)                          1,850       39,775
Intersil Corp., Class A                                      3,625       57,745
PMC-Sierra, Inc.(a)                                          4,527       39,883
Semtech Corp.(a)                                             1,946       37,305
Silicon Laboratories, Inc.(a)                                1,355       44,837
Silicon Storage Technology, Inc.(a)                          2,500       15,925
                                                                     ----------
                                                                        330,628
                                                                     ----------

SEMICONDUCTORS EQUIPMENT--15.6%
Advanced Micro Devices, Inc.(a)                              9,137      118,781
Altera Corp.(a)                                              9,630      188,459
Amkor Technologies, Inc.(a)                                  4,517       16,487
Analog Devices, Inc.                                         9,705      376,360
Applied Micro Circuits Corp.(a)                              8,000       25,040
ASE Test Limited(a)                                          2,600       13,650
Atmel Corp.(a)                                              12,249       44,341
Broadcom Corp., Class A(a)                                   6,521      177,958
Conexant Systems, Inc.(a)                                   11,979       19,286
Cree, Inc.(a)                                                1,879       57,366
Cypress Semiconductor Corp.(a)                               3,186       28,164
Entegris, Inc.(a)                                            1,882       15,696
Fairchild Semiconductor International, Inc., Class
A(a)                                                         3,124       44,267
Intel Corp.                                                163,572    3,281,255
Intergrated Device Technology, Inc.(a)                       2,704       25,769
International Rectifier Corp.(a)                             1,743       59,785
JDS Uniphase Corp.(a)                                       35,571      119,874
Lattice Semiconductor Corp.(a)                               2,907       14,273

Linear Technology Corp.                                      7,983      289,304
LSI Logic Corp.(a)                                           9,848       42,445
Marvell Technology Group, Ltd.                               6,844      178,834
Maxim Integrated Products, Inc.                              8,378      354,306
Micrel, Inc.(a)                                              2,416       25,151
Microchip Technology, Inc.                                   5,343      143,406
Micron Technology, Inc.(a)                                  15,816      190,266
MKS Instruments, Inc.(a)                                     1,400       21,448
National Semiconductor Corp.                                 9,304      144,119
OmniVision Technologies, Inc.                                1,400       19,810
Rambus, Inc.(a)                                              2,682       42,081
RF Micro Devices, Inc.(a)                                    4,845       30,717
STMicroelectronics NV                                       23,250      401,760
Texas Instruments, Inc.                                     44,721      951,663
TriQuint Semiconductor, Inc.(a)                              3,472       13,541
Varian Semiconductor Equipment Associates, Inc.(a)             975       30,128
Vitesse Semiconductor Corp.(a)                               5,565       15,192
Xilinx, Inc.                                                 8,991      242,757
                                                                     ----------
                                                                      7,763,739
                                                                     ----------

SOFTWARE--1.5%
Activision, Inc.                                             3,473       48,171
Akamai Technologies, Inc.(a)                                 3,200       44,960
Ascential Software Corp.(a)                                  1,494       20,124
Avid Technology, Inc.(a)                                       802       37,590
Avocent Corp.(a)                                             1,258       32,746
Borland Software Corp.(a)                                    2,103       17,560
Certegy, Inc.                                                1,688       62,810
ChoicePoint, Inc.(a)                                         2,288       97,582
CNET Networks, Inc.(a)                                       3,700       33,855
Fair Isaac Corp.                                             1,807       52,764
FileNET Corp.(a)                                             1,000       17,460
Global Payments, Inc.                                        1,023       54,782
Hyperion Solutions Corp.(a)                                  1,012       34,398
InfoSpace, Inc.(a)                                             800       37,912
Keane, Inc.(a)                                               1,652       25,375
Reynolds & Reynolds Co., Class A                             1,680       41,446
Take-Two Interactive Software, Inc.(a)                       1,153       37,876
THQ, Inc.(a)                                                   940       18,292
WebEx Communications, Inc.(a)                                1,125       24,548
                                                                     ----------
                                                                        740,251
                                                                     ----------

SPECIAL INDUSTRY MACHINERY--2.2%
Applied Materials, Inc.(a)                                  43,607      719,079
ASML Holding NV(a)                                          12,510      161,004
Lam Research Corp.(a)                                        3,499       76,558
Novellus Systems, Inc.(a)                                    3,786      100,670
Unova, Inc.(a)                                               1,600       22,480
                                                                     ----------
                                                                      1,079,791
                                                                     ----------

TELECOMMUNICATIONS--0.1%

Aspect Communications Corp.(a)                               2,200       21,846
West Corp.(a)                                                1,698       49,463
                                                                     ----------
                                                                         71,309
                                                                     ----------

TELECOMMUNICATIONS EQUIPMENT--1.3%
Adtran, Inc.                                                 2,102       47,673
Corning, Inc.(a)                                            35,431      392,575
Harris Corp.                                                 1,700       93,398
InterDigital Communications Corp.(a)                         1,393       22,734
Tekelec(a)                                                   1,581       26,371
UTStarcom, Inc.(a)                                           2,907       46,832
                                                                     ----------
                                                                        629,583
                                                                     ----------

TELEPHONE & TELEGRAPH APPARATUS--1.2%
ADC Telecommunications, Inc.(a)                             20,816       37,677
Advanced Fibre Communication, Inc.(a)                        2,315       36,809
Ciena Corp.(a)                                              14,711       29,128
Nortel Networks Corp.(a)                                   110,324      375,101
Tellabs, Inc.(a)                                            10,725       98,563
                                                                     ----------
                                                                        577,278
                                                                     ----------

TRAVEL SERVICES--0.2%
Sabre Holdings Corp.                                         3,613       88,627
                                                                     ----------
Total Common Stocks (Cost $78,712,600)                               49,653,238
                                                                     ----------

                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM INVESTMENTS--0.4%
The Bank of New York Cash Reserve                           64,341       64,341
U.S. Treasury Bill 1.67% (1), 2/17/2005                    150,000      148,925
                                                                     ----------
Total Short-term Investments (Cost $213,374)                            213,266
                                                                     ----------

Total Investments (Cost $78,925,974)--100.1%                         49,866,504
Liabilities in Excess of Other Assets--(0.1%)                           (44,883)
                                                                     ----------
Net Assets--100.0%                                                   49,821,621
                                                                     ==========

(a) Represents non-income producing securities.
(1) Yield to maturity.

Schedule of Investments
E*TRADE S&P 500 Index Fund
September 30, 2004 (Unaudited)

Company                                                   Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.9%
ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The)(a)                    6,810        72,118
Omnicom Group, Inc.                                         2,988       218,303
                                                                    -----------
                                                                        290,421
                                                                    -----------

AEROSPACE/DEFENSE--1.7%
Boeing Co. (The)                                           13,432       693,360
General Dynamics Corp.                                      3,176       324,270
Goodrich Corp.                                              1,916        60,086
Lockheed Martin Corp.                                       7,128       397,600
Northrop Grumman Corp.                                      5,708       304,408
Raytheon Co.                                                7,282       276,570
Rockwell Collins, Inc.                                      2,856       106,072
United Technologies Corp.                                   8,195       765,248
                                                                    -----------
                                                                      2,927,614
                                                                    -----------

AGRICULTURE--1.1%
Altria Group, Inc.                                         32,940     1,549,497
Reynolds American, Inc.                                     2,417       164,453
UST, Inc.                                                   2,607       104,958
                                                                    -----------
                                                                      1,818,908
                                                                    -----------

AIRLINES--0.1%
Delta Air Lines, Inc.(a)                                    1,983         6,524
Southwest Airlines Co.                                     12,727       173,342
                                                                    -----------
                                                                        179,866
                                                                    -----------

APPAREL--0.4%
Coach, Inc.                                                 3,000       127,260
Jones Apparel Group, Inc.                                   2,028        72,602
Liz Claiborne, Inc.                                         1,709        64,463
NIKE, Inc., Class B                                         4,180       329,385
Reebok International, Ltd.                                    913        33,525
V.F. Corp.                                                  1,797        88,862
                                                                    -----------
                                                                        716,097
                                                                    -----------

AUTO MANUFACTURERS--0.6%
Ford Motor Co.                                             29,368       412,621
General Motors Corp.                                        9,054       384,614
Navistar International Corp.(a)                             1,122        41,727
PACCAR, Inc.                                                2,753       190,287
                                                                    -----------
                                                                      1,029,249
                                                                    -----------
AUTO PARTS & EQUIPMENT--0.1%

Cooper Tire & Rubber Co.                                    1,186        23,922
Dana Corp.                                                  2,386        42,208
Delphi Corp.                                                9,047        84,047
Goodyear Tire & Rubber Co. (The)(a)                         2,808        30,158
Visteon Corp.                                               2,071        16,547
                                                                    -----------
                                                                        196,882
                                                                    -----------

BANKS--7.0%
AmSouth Bancorp.                                            5,728       139,763
Bank of America Corp.                                      65,256     2,827,544
Bank of New York Co., Inc. (The)                           12,482       364,100
BB&T Corp.                                                  8,906       353,479
Comerica, Inc.                                              2,711       160,898
Fifth Third Bancorp.                                        9,164       451,052
First Horizon National Corp.                                2,019        87,544
Golden West Financial Corp.                                 2,436       270,274
Huntington Bancshares, Inc.                                 3,658        91,121
KeyCorp                                                     6,571       207,644
M&T Bank Corp.                                              1,900       181,830
Marshall & Ilsley Corp.                                     3,536       142,501
Mellon Financial Corp.                                      6,790       188,015
National City Corp.                                        10,595       409,179
North Fork Bancorp., Inc.                                   5,036       223,850
Northern Trust Corp.                                        3,560       145,248
PNC Financial Services Group                                4,575       247,508
Regions Financial Corp.                                     7,388       244,247
SouthTrust Corp.                                            5,368       223,631
State Street Corp.                                          5,409       231,018
Sovereign Bancorp, Inc.                                     5,500       120,010
SunTrust Banks, Inc.                                        5,788       407,533
Synovus Financial Corp.                                     4,936       129,076
U.S. Bancorp                                               30,198       872,722
Wachovia Corp.                                             21,047       988,157
Washington Mutual, Inc.                                    14,023       548,019
Wells Fargo & Co.                                          27,126     1,617,524
Zions Bancorp.                                              1,482        90,461
                                                                    -----------
                                                                     11,963,948
                                                                    -----------

BEVERAGES--2.3%
Adolph Coors Co., Class B                                     638        43,333
Anheuser-Busch Cos., Inc.                                  12,858       642,257
Brown-Forman Corp., Class B                                 1,962        89,860
Coca-Cola Co. (The)                                        38,904     1,558,105
Coca-Cola Enterprises, Inc.                                 7,546       142,619
Pepsi Bottling Group, Inc. (The)                            4,131       112,157
PepsiCo, Inc.                                              27,180     1,322,307
                                                                    -----------
                                                                      3,910,638
                                                                    -----------

BIOTECHNOLOGY--1.1%
Amgen, Inc.(a)                                             20,346     1,153,212
Biogen Idec, Inc.(a)                                        5,470       334,600

Chiron Corp.(a)                                             3,047       134,677
Genzyme Corp.(a)                                            3,673       199,848
                                                                    -----------
                                                                      1,822,337
                                                                    -----------

BUILDING MATERIALS--0.3%
American Standard Cos., Inc.                                3,404       132,450
Masco Corp.                                                 6,964       240,466
Vulcan Materials Co.                                        1,624        82,743
                                                                    -----------
                                                                        455,659
                                                                    -----------

CHEMICALS--1.6%
Air Products and Chemicals, Inc.                            3,639       197,889
Ashland, Inc.                                               1,122        62,922
Dow Chemical Co. (The)                                     15,059       680,365
DuPont (E.I.) de Nemours & Co.                             16,001       684,842
Eastman Chemical Co.                                        1,231        58,534
Engelhard Corp.                                             2,013        57,069
Great Lakes Chemical Corp.                                    805        20,608
Hercules, Inc.(a)                                           1,828        26,049
Monsanto Co.                                                4,250       154,785
PPG Industries, Inc.                                        2,745       168,214
Praxair, Inc.                                               5,226       223,359
Rohm and Haas Co.                                           3,576       153,661
Sherwin-Williams Co. (The)                                  2,262        99,438
Sigma-Aldrich Corp.                                         1,154        66,932
                                                                    -----------
                                                                      2,654,667
                                                                    -----------

COMMERCIAL SERVICES--1.0%
Apollo Group, Inc., Class A(a)                              3,117       228,694
Cendant Corp.                                              16,916       365,386
Convergys Corp.(a)                                          2,327        31,252
Deluxe Corp.                                                  842        34,539
Ecolab, Inc.                                                4,132       129,910
Equifax, Inc.                                               2,194        57,834
H&R Block, Inc.                                             2,661       131,507
McKesson Corp.                                              4,697       120,478
Monster Worldwide, Inc.(a)                                  1,951        48,073
Moody's Corp.                                               2,397       175,580
Paychex, Inc.                                               6,034       181,925
R.R. Donnelley & Sons Co.                                   3,564       111,624
Robert Half International, Inc.                             2,756        71,022
                                                                    -----------
                                                                      1,687,824
                                                                    -----------

COMPUTERS--5.1%
Affiliated Computer Services, Inc. Class A(a)               2,100       116,907
Apple Computer, Inc.(a)                                     6,270       242,963
Cisco Systems, Inc.(a)                                    108,539     1,964,556
Computer Sciences Corp.(a)                                  3,057       143,985
Dell, Inc.(a)                                              40,038     1,425,353
Electronic Data Systems Corp.                               8,274       160,433
EMC Corp.(a)                                               38,616       445,629

Gateway, Inc.(a)                                            5,945        29,428
Hewlett-Packard Co.                                        48,476       908,925
International Business Machines Corp.                      26,937     2,309,577
Lexmark International, Inc.(a)                              2,041       171,464
NCR Corp.(a)                                                1,546        76,666
Network Appliance, Inc.(a)                                  5,715       131,445
Sun Microsystems, Inc.(a)                                  53,418       215,809
SunGard Data Systems, Inc.(a)                               4,634       110,150
Unisys Corp.(a)                                             5,359        55,305
Veritas Software Corp.(a)                                   6,924       123,247
                                                                    -----------
                                                                      8,631,842
                                                                    -----------

COSMETICS/PERSONAL CARE--2.5%
Alberto-Culver Co., Class B                                 1,407        61,176
Avon Products, Inc.                                         7,586       331,356
Colgate-Palmolive Co.                                       8,482       383,217
Gillette Co. (The)                                         16,090       671,597
International Flavors & Fragrances, Inc.                    1,535        58,637
Kimberly-Clark Corp.                                        7,904       510,519
Procter & Gamble Co. (The)                                 40,832     2,209,828
                                                                    -----------
                                                                      4,226,330
                                                                    -----------

DISTRIBUTION/WHOLESALE--0.3%
Costco Wholesale Corp.                                      7,402       307,627
Genuine Parts Co.                                           2,793       107,195
W.W. Grainger, Inc.                                         1,500        86,475
                                                                    -----------
                                                                        501,297
                                                                    -----------

DIVERSIFIED FINANCIAL SERVICES--9.7%
American Express Co.                                       20,403     1,049,938
American International Group, Inc.                         41,824     2,843,614
Bear Stearns Cos., Inc. (The)                               1,701       163,585
Capital One Financial Corp.                                 3,836       283,480
Charles Schwab Corp. (The)                                 21,906       201,316
Citigroup, Inc.                                            83,139     3,668,093
Countrywide Financial Corp.                                 9,040       356,086
E*TRADE Financial Corp.(a)                                  6,000        68,520
Fannie Mae                                                 15,531       984,665
Federated Investors, Inc., Class B                          1,711        48,661
Franklin Resources, Inc.                                    4,027       224,546
Freddie Mac                                                11,078       722,729
Goldman Sachs Group, Inc. (The)                             7,809       728,111
JPMorgan Chase & Co.                                       57,192     2,272,238
Janus Capital Group, Inc.                                   3,882        52,834
Lehman Brothers Holdings, Inc.                              4,312       343,753
MBNA Corp.                                                 20,494       516,449
Merrill Lynch & Co., Inc.                                  15,062       748,883
Morgan Stanley                                             17,603       867,828
Providian Financial Corp.(a)                                4,690        72,883
SLM Corp.                                                   7,032       313,627
T. Rowe Price Group, Inc.                                   2,084       106,159

                                                                    -----------
                                                                     16,637,998
                                                                    -----------

ELECTRIC--2.7%
AES Corp. (The)(a)                                         10,355       103,446
Allegheny Energy Inc.(a)                                    2,011        32,096
Ameren Corp.                                                3,149       145,326
American Electric Power Co., Inc.                           6,358       203,202
Calpine Corp.(a)                                            7,098        20,584
CenterPoint Energy, Inc.                                    4,977        51,562
Cinergy Corp.                                               2,936       116,266
CMS Energy Corp.(a)                                         2,631        25,047
Consolidated Edison, Inc.                                   3,906       164,208
Constellation Energy Group, Inc.                            2,807       111,831
Dominion Resources, Inc.                                    5,293       345,368
DTE Energy Co.                                              2,825       119,187
Duke Energy Corp.                                          15,089       345,386
Edison International                                        5,223       138,462
Entergy Corp.                                               3,644       220,863
Exelon Corp.                                               10,644       390,527
FirstEnergy Corp.                                           5,318       218,463
FPL Group, Inc.                                             3,011       205,712
NiSource, Inc.                                              4,261        89,524
PG&E Corp.(a)                                               6,459       196,354
Pinnacle West Capital Corp.                                 1,497        62,126
PPL Corp.                                                   3,027       142,814
Progress Energy, Inc.                                       3,929       166,354
Public Service Enterprise Group, Inc.                       3,826       162,988
Southern Co. (The)                                         11,872       355,922
TECO Energy, Inc.                                           3,156        42,701
TXU Corp.                                                   4,783       229,201
Xcel Energy, Inc.                                           6,403       110,900
                                                                    -----------
                                                                      4,516,420
                                                                    -----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
American Power Conversion Corp.                             3,171        55,144
Molex, Inc.                                                 3,005        89,609
Power-One, Inc.(a)                                          1,392         9,020
                                                                    -----------
                                                                        153,773
                                                                    -----------

ELECTRONICS--0.7%
Agilent Technologies, Inc.(a)                               7,777       167,750
Applera Corp. - Applied Biosystems Group                    3,222        60,799
Fisher Scientific International(a)                          1,800       104,994
Jabil Circuit, Inc.(a)                                      3,191        73,393
Johnson Controls, Inc.                                      3,054       173,498
Millipore Corp.(a)                                            786        37,610
Parker-Hannifin Corp.                                       1,924       113,247
PerkinElmer, Inc.                                           2,022        34,819
Sanmina-SCI Corp.(a)                                        8,339        58,790
Solectron Corp.(a)                                         15,392        76,190
Symbol Technologies, Inc.                                   3,875        48,980

Tektronix, Inc.                                             1,424        47,348
Thermo Electron Corp.(a)                                    2,655        71,738
Waters Corp.(a)                                             1,882        82,996
                                                                    -----------
                                                                      1,152,152
                                                                    -----------

ENGINEERING & CONSTRUCTION--0.0%
Fluor Corp.                                                 1,382        61,527
                                                                    -----------

ENTERTAINMENT--0.1%
International Game Technology                               5,552       199,594
                                                                    -----------

ENVIRONMENTAL CONTROL--0.2%
Allied Waste Industries, Inc.(a)                            5,127        45,374
Waste Management, Inc.                                      9,330       255,082
                                                                    -----------
                                                                        300,456
                                                                    -----------

FOOD--1.7%
Albertson's, Inc.                                           5,924       141,761
Archer-Daniels-Midland Co.                                 10,473       177,832
Campbell Soup Co.                                           6,547       172,121
ConAgra Foods, Inc.                                         8,472       217,815
General Mills, Inc.                                         6,087       273,306
H.J. Heinz Co.                                              5,632       202,865
Hershey Foods Corp.                                         3,952       184,598
Kellogg Co.                                                 6,613       282,110
Kroger Co. (The)(a)                                        11,857       184,021
McCormick & Co., Inc.                                       2,181        74,896
Safeway, Inc.(a)                                            7,219       139,399
Sara Lee Corp.                                             12,767       291,853
SUPERVALU, Inc.                                             2,210        60,886
SYSCO Corp.                                                10,229       306,051
Winn-Dixie Stores, Inc.                                     2,293         7,085
Wm. Wrigley Jr. Co.                                         3,613       228,739
                                                                    -----------
                                                                      2,945,338
                                                                    -----------

FOREST PRODUCTS & PAPER--0.6%
Boise Cascade Corp.                                         1,400        46,592
Georgia-Pacific Group                                       4,153       149,300
International Paper Co.                                     7,775       314,187
Louisiana-Pacific Corp.                                     1,759        45,646
MeadWestvaco Corp.                                          3,215       102,559
Plum Creek Timber Co., Inc.                                 2,908       101,867
Temple-Inland, Inc.                                           852        57,212
Weyerhaeuser Co.                                            3,841       255,350
                                                                    -----------
                                                                      1,072,713
                                                                    -----------

GAS--0.2%
KeySpan Corp.                                               2,607       102,194
NICOR, Inc.                                                   730        26,791
Peoples Energy Corp.                                          641        26,717
Sempra Energy                                               3,706       134,120

                                                                    -----------
                                                                        289,822
                                                                    -----------

HAND/MACHINE TOOLS--0.4%
Black & Decker Corp. (The)                                  1,237        95,793
Emerson Electric Co.                                        6,771       419,058
Snap-On, Inc.                                                 899        24,776
Stanley Works (The)                                         1,327        56,437
                                                                    -----------
                                                                        596,064
                                                                    -----------

HEALTH CARE--5.0%
Aetna, Inc.                                                 2,451       244,928
Anthem, Inc.(a)                                             2,269       197,970
Bausch & Lomb, Inc.                                           839        55,752
Baxter International, Inc.                                  9,833       316,229
Becton, Dickinson & Co.                                     4,061       209,954
Biomet, Inc.                                                4,090       191,739
Boston Scientific Corp.(a)                                 13,513       536,871
C.R. Bard, Inc.                                             1,650        93,440
Express Scripts, Inc., Class A(a)                           1,203        78,604
Guidant Corp.                                               5,011       330,926
HCA, Inc.                                                   7,720       294,518
Health Management Associates, Inc., Class A                 3,885        79,371
Humana, Inc.(a)                                             2,546        50,869
Johnson & Johnson                                          47,647     2,683,957
Manor Care, Inc.                                            1,376        41,225
Medtronic, Inc.                                            19,456     1,009,767
Quest Diagnostics, Inc.                                     1,670       147,327
St. Jude Medical, Inc.(a)                                   2,867       215,799
Stryker Corp.                                               6,392       307,327
Tenet Healthcare Corp.(a)                                   7,493        80,849
UnitedHealth Group, Inc.                                   10,629       783,782
WellPoint Health Networks, Inc.(a)                          2,567       269,766
Zimmer Holdings, Inc.(a)                                    3,933       310,864
                                                                    -----------
                                                                      8,531,834
                                                                    -----------

HOME BUILDERS--0.2%
Centex Corp.                                                1,992       100,516
KB Home                                                       767        64,804
Pulte Homes, Inc.                                           2,084       127,895
                                                                    -----------
                                                                        293,215
                                                                    -----------

HOME FURNISHINGS--0.1%
Leggett & Platt, Inc.                                       3,121        87,700
Maytag Corp.                                                1,241        22,797
Whirlpool Corp.                                             1,028        61,773
                                                                    -----------
                                                                        172,270
                                                                    -----------

HOUSEHOLD PRODUCTS/WARES--0.3%
Avery Dennison Corp.                                        1,729       113,734
Clorox Co. (The)                                            3,412       181,859
Fortune Brands, Inc.                                        2,351       174,186

Newell Rubbermaid, Inc.                                     4,402        88,216
                                                                    -----------
                                                                        557,995
                                                                    -----------

INSURANCE--3.1%
ACE Ltd.                                                    4,549       182,233
AFLAC, Inc.                                                 8,190       321,130
Allstate Corp. (The)                                       11,078       531,632
Ambac Financial Group, Inc.                                 1,785       142,711
Aon Corp.                                                   5,063       145,511
Chubb Corp. (The)                                           3,058       214,916
CIGNA Corp.                                                 2,188       152,350
Cincinnati Financial Corp.                                  2,745       113,149
Hartford Financial Services Group, Inc. (The)               4,701       291,133
Jefferson-Pilot Corp.                                       2,209       109,699
Lincoln National Corp.                                      2,838       133,386
Loews Corp.                                                 2,933       171,581
Marsh & McLennan Cos., Inc.                                 8,317       380,586
MBIA, Inc.                                                  2,345       136,502
MetLife, Inc.                                              12,059       466,080
MGIC Investment Corp.                                       1,590       105,815
Principal Financial Group, Inc.                             5,001       179,886
Progressive Corp. (The)                                     3,517       298,066
Prudential Financial, Inc.                                  8,375       393,960
SAFECO Corp.                                                2,067        94,359
St. Paul Cos., Inc. (The)                                  10,751       355,428
Torchmark Corp.                                             1,778        94,554
UnumProvident Corp.                                         4,761        74,700
XL Capital Ltd., Class A                                    2,247       166,256
                                                                    -----------
                                                                      5,255,623
                                                                    -----------

IRON/STEEL--0.1%
Allegheny Technologies, Inc.                                1,567        28,598
Nucor Corp.                                                 1,241       113,390
United States Steel Corp.                                   1,840        69,221
                                                                    -----------
                                                                        211,209
                                                                    -----------

LEISURE TIME--0.5%
Brunswick Corp.                                             1,486        67,999
Carnival Corp.                                             10,179       481,365
Harley-Davidson, Inc.                                       4,745       282,043
Sabre Holdings Corp.                                        2,227        54,628
                                                                    -----------
                                                                        886,035
                                                                    -----------

LODGING--0.3%
Harrah's Entertainment, Inc.                                1,823        96,583
Hilton Hotels Corp.                                         6,145       115,772
Marriott International, Inc., Class A                       3,704       192,459
Starwood Hotels & Resorts Worldwide, Inc.                   3,322       154,207
                                                                    -----------
                                                                        559,021
                                                                    -----------

MACHINERY--0.7%

Caterpillar, Inc.                                           5,453       438,694
Cummins, Inc.                                                 701        51,797
Deere & Co.                                                 3,985       257,232
Dover Corp.                                                 3,240       125,939
Ingersoll-Rand Co., Class A                                 2,762       187,733
Rockwell Automation, Inc.                                   2,929       113,352
                                                                    -----------
                                                                      1,174,747
                                                                    -----------

MANUFACTURERS--5.6%
3M Co.                                                     12,531     1,002,104
Cooper Industries, Ltd.                                     1,512        89,208
Crane Co.                                                     911        26,346
Danaher Corp.                                               4,986       255,682
Eastman Kodak Co.                                           4,554       146,730
Eaton Corp.                                                 2,408       152,691
General Electric Co.                                      169,463     5,690,568
Honeywell International, Inc.                              13,757       493,326
Illinois Tool Works, Inc.                                   4,808       447,961
ITT Industries, Inc.                                        1,513       121,025
Pall Corp.                                                  1,993        48,789
Textron, Inc.                                               2,230       143,322
Tyco International, Ltd.                                   32,261       989,122
                                                                    -----------
                                                                      9,606,874
                                                                    -----------

MEDIA--3.2%
Clear Channel Communications, Inc.                          9,504       296,240
Comcast Corp., Class A(a)                                  35,906     1,013,985
Dow Jones & Co., Inc.                                       1,283        52,103
Gannett Co., Inc.                                           4,249       355,896
Knight-Ridder, Inc.                                         1,271        83,187
McGraw-Hill Cos., Inc. (The)                                3,001       239,150
Meredith Corp.                                                799        41,053
New York Times Co. (The), Class A                           2,404        93,996
Time Warner, Inc.(a)                                       73,446     1,185,417
Tribune Co.                                                 5,128       211,017
Univision Communications, Inc., Class A(a)                  5,226       165,194
Viacom, Inc., Class B                                      27,842       934,378
Walt Disney Co. (The)                                      33,025       744,714
                                                                    -----------
                                                                      5,416,330
                                                                    -----------

METAL FABRICATE/HARDWARE--0.0%
Worthington Industries, Inc.                                1,434        30,616

MINING--0.6%
Alcoa, Inc.                                                13,989       469,890
Freeport-McMoRan Copper & Gold, Inc., Class B               2,827       114,494
Newmont Mining Corp.                                        7,103       323,400
Phelps Dodge Corp.                                          1,472       135,468
                                                                    -----------
                                                                      1,043,252
                                                                    -----------

OFFICE/BUSINESS EQUIPMENT--0.2%

Pitney Bowes, Inc.                                          3,721       164,096
Xerox Corp.(a)                                             13,518       190,334
                                                                    -----------
                                                                        354,430
                                                                    -----------

OIL & GAS PRODUCERS--6.3%
Amerada Hess Corp.                                          1,482       131,898
Anadarko Petroleum Corp.                                    4,004       265,705
Apache Corp.                                                5,198       260,472
Burlington Resources, Inc.                                  6,342       258,754
ChevronTexaco Corp.                                        34,150     1,831,806
ConocoPhillips                                             11,087       918,558
Devon Energy Corp.                                          3,893       276,442
EOG Resources, Inc.                                         1,883       123,996
Exxon Mobil Corp.                                         104,435     5,047,343
Kerr-McGee Corp.                                            2,415       138,259
Kinder Morgan, Inc.                                         1,982       124,509
Marathon Oil Corp.                                          5,539       228,650
Nabors Industries, Ltd.(a)                                  2,362       111,841
Noble Corp.(a)                                              2,112        94,934
Occidental Petroleum Corp.                                  6,306       352,695
Rowan Cos., Inc.(a)                                         1,728        45,619
Sunoco, Inc.                                                1,224        90,552
Transocean Sedco Forex, Inc. (a)                            5,151       184,303
Unocal Corp.                                                4,209       180,987
Valero Energy Corp.                                         2,100       168,441
                                                                    -----------
                                                                     10,835,764
                                                                    -----------

OIL & GAS SERVICES--0.7%
Baker Hughes, Inc.                                          5,335       233,246
BJ Services Co.                                             2,604       136,476
Halliburton Co.                                             7,071       238,222
Schlumberger, Ltd.                                          9,517       640,589
                                                                    -----------
                                                                      1,248,533
                                                                    -----------

PACKAGING & CONTAINERS--0.1%
Ball Corp.                                                  1,766        66,101
Bemis Co., Inc.                                             1,676        44,548
Pactiv Corp.(a)                                             2,403        55,870
Sealed Air Corp.(a)                                         1,319        61,136
                                                                    -----------
                                                                        227,655
                                                                    -----------

PHARMACEUTICALS--6.3%
Abbott Laboratories                                        25,019     1,059,805
Allergan, Inc.                                              2,073       150,396
AmerisourceBergen Corp.                                     1,848        99,256
Bristol-Myers Squibb Co.                                   31,253       739,759
Cardinal Health, Inc.                                       6,877       301,006
Caremark RX, Inc.(a)                                        7,500       240,525
Eli Lilly & Co.                                            18,121     1,088,166
Forest Laboratories, Inc.(a)                                5,896       265,202
Gilead Sciences, Inc.                                       6,900       257,922

Hospira, Inc.(a)                                            2,521        77,143
King Pharmaceuticals, Inc.(a)                               3,904        46,614
Medco Health Solutions, Inc.(a)                             4,360       134,724
MedImmune, Inc.(a)                                          4,010        95,037
Merck & Co., Inc.                                          35,665     1,176,945
Mylan Laboratories, Inc.                                    4,300        77,400
Pfizer, Inc.                                              121,180     3,708,107
Schering-Plough Corp.                                      23,602       449,854
Watson Pharmaceuticals, Inc.(a)                             1,796        52,910
Wyeth                                                      21,432       801,557
                                                                    -----------
                                                                     10,822,328
                                                                    -----------

PIPELINES--0.1%
Dynegy, Inc., Class A(a)                                    6,082        30,349
El Paso Corp.                                              10,322        94,859
Williams Cos., Inc. (The)                                   8,435       102,064
                                                                    -----------
                                                                        227,272
                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS--0.4%
Apartment Investment & Management Co., Class A              1,532        53,283
Equity Office Properties Trust                              6,509       177,370
Equity Residential                                          4,493       139,283
ProLogis                                                    2,957       104,205
Simon Property Group, Inc.                                  3,313       177,676
                                                                    -----------
                                                                        651,817
                                                                    -----------

RETAIL--7.2%
AutoNation, Inc.(a)                                         4,317        73,734
AutoZone, Inc.(a)                                           1,379       106,528
Bed Bath & Beyond, Inc.(a)                                  4,860       180,355
Best Buy Co., Inc.                                          5,183       281,126
Big Lots, Inc.(a)                                           1,803        22,051
Circuit City Stores, Inc.                                   3,206        49,180
CVS Corp.                                                   6,450       271,739
Darden Restaurants, Inc.                                    2,484        57,927
Dillards, Inc., Class A                                     1,313        25,919
Dollar General Corp.                                        5,318       107,158
eBay, Inc.(a)                                              10,631       977,414
Family Dollar Stores, Inc.                                  2,672        72,411
Federated Department Stores, Inc.                           2,934       133,292
Gap, Inc. (The)                                            14,557       272,216
Home Depot, Inc. (The)                                     35,285     1,383,172
J.C. Penney Co., Inc. (Holding Co.)                         4,667       164,652
Kohl's Corp.(a)                                             5,489       264,515
Limited Brands, Inc.                                        7,586       169,092
Lowe's Cos., Inc.                                          12,536       681,332
May Department Stores Co. (The)                             4,676       119,846
McDonald's Corp.                                           20,130       564,244
Nordstrom, Inc.                                             2,234        85,428
Office Depot, Inc.(a)                                       5,027        75,556
RadioShack Corp.                                            2,597        74,378

Sears, Roebuck & Co.                                        3,412       135,968
Staples, Inc.                                               8,000       238,560
Starbucks Corp.(a)                                          6,409       291,353
Target Corp.                                               14,473       654,903
Tiffany & Co.                                               2,350        72,239
TJX Cos., Inc. (The)                                        7,855       173,124
Toys "R" Us, Inc.(a)                                        3,466        61,487
Wal-Mart Stores, Inc.                                      68,122     3,624,089
Walgreen Co.                                               16,448       589,332
Wendy's International, Inc.                                 1,870        62,832
Yum! Brands, Inc.                                           4,631       188,296
                                                                    -----------
                                                                     12,305,448
                                                                    -----------

SEMICONDUCTORS--2.8%
Advanced Micro Devices, Inc.(a)                             5,674        73,762
Altera Corp.(a)                                             6,009       117,596
Analog Devices, Inc.                                        6,103       236,674
Applied Materials, Inc.(a)                                 27,268       449,649
Applied Micro Circuits Corp.(a)                             5,059        15,835
Broadcom Corp., Class A(a)                                  5,175       141,226
Intel Corp.                                               103,008     2,066,340
KLA-Tencor Corp.(a)                                         3,193       132,446
Linear Technology Corp.                                     4,970       180,113
LSI Logic Corp.(a)                                          6,156        26,532
Maxim Integrated Products, Inc.                             5,211       220,373
Micron Technology, Inc.(a)                                  9,839       118,363
National Semiconductor Corp.                                5,724        88,665
Novellus Systems, Inc.(a)                                   2,322        61,742
NVIDIA Corp.(a)                                             2,715        39,422
PMC-Sierra, Inc.(a)                                         2,848        25,091
QLogic Corp.(a)                                             1,434        42,461
Teradyne, Inc.(a)                                           3,070        41,138
Texas Instruments, Inc.                                    27,747       590,456
Xilinx, Inc.                                                5,604       151,308
                                                                    -----------
                                                                      4,819,192
                                                                    -----------

SOFTWARE--5.4%
Adobe Systems, Inc.                                         3,808       188,382
Autodesk, Inc.                                              1,851        90,014
Automatic Data Processing, Inc.                             9,404       388,573
BMC Software, Inc.(a)                                       3,549        56,110
Citrix Systems, Inc.(a)                                     2,687        47,076
Computer Associates International, Inc.                     9,368       246,378
Compuware Corp.(a)                                          6,196        31,909
Electronic Arts, Inc.                                       4,844       222,776
First Data Corp.                                           13,743       597,821
Fiserv, Inc.(a)                                             3,131       109,147
IMS Health, Inc.                                            3,786        90,561
Intuit, Inc.(a)                                             3,073       139,514
Mercury Interactive Corp.(a)                                1,539        53,680
Microsoft Corp.                                           174,538     4,825,976

Novell, Inc.(a)                                             6,161        38,876
Oracle Corp.(a)                                            83,044       936,736
Parametric Technology Corp.(a)                              4,287        22,635
PeopleSoft, Inc.(a)                                         5,888       116,877
Siebel Systems, Inc.(a)                                     8,143        61,398
Symantec Corp.                                              5,054       277,364
Yahoo!, Inc.                                               21,836       740,459
                                                                    -----------
                                                                      9,282,262
                                                                    -----------

TELECOMMUNICATIONS--1.9%
AT&T Wireless Services, Inc.(a)                            43,779       647,054
Citizens Communications Co.                                 5,318        71,208
Corning, Inc.(a)                                           22,325       247,361
Nextel Communications, Inc., Class A(a)                    17,867       425,949
Qwest Communications International, Inc.(a)                29,126        96,990
Verizon Communications, Inc.                               44,494     1,752,173
                                                                    -----------
                                                                      3,240,735
                                                                    -----------

TELECOMMUNICATIONS EQUIPMENT--1.4%
ADC Telecommunications, Inc.(a)                            12,951        23,441
Andrew Corp.(a)                                             2,542        31,114
Avaya, Inc.(a)                                              7,313       101,943
CIENA Corp.(a)                                              9,169        18,155
Comverse Technology, Inc.(a)                                3,167        59,635
JDS Uniphase Corp.(a)                                      23,127        77,938
Lucent Technologies, Inc.(a)                               69,179       219,297
Motorola, Inc.                                             37,921       684,095
QUALCOMM, Inc.                                             26,114     1,019,491
Scientific-Atlanta, Inc.                                    2,499        64,774
Tellabs, Inc.(a)                                            6,671        61,306
                                                                    -----------
                                                                      2,361,189
                                                                    -----------

TELEPHONE--1.9%
Alltel Corp.                                                4,953       271,969
AT&T Corp.                                                 12,787       183,110
BellSouth Corp.                                            29,355       796,108
CenturyTel, Inc.                                            2,132        73,000
SBC Communications, Inc.                                   53,232     1,381,370
Sprint Corp. - FON Group                                   23,347       469,975
                                                                    -----------
                                                                      3,175,532
                                                                    -----------

TEXTILE--0.1%
Cintas Corp.                                                2,754       115,778
                                                                    -----------

TOYS/GAMES/HOBBIES--0.1%
Hasbro, Inc.                                                2,888        54,294
Mattel, Inc.                                                6,691       121,308
                                                                    -----------
                                                                        175,602
                                                                    -----------

TRANSPORTATION--1.5%
Burlington Northern Santa Fe Corp.                          5,989       229,439

CSX Corp.                                                   3,475       115,370
FedEx Corp.                                                 4,795       410,884
Norfolk Southern Corp.                                      6,298       187,303
Union Pacific Corp.                                         4,165       244,069
United Parcel Service, Inc., Class B                       18,057     1,370,886
                                                                    -----------
                                                                      2,557,951
                                                                    -----------

TRUCKING & LEASING--0.0%
Ryder System, Inc.                                          1,062        49,956
                                                                    -----------
Total Common Stocks (Cost $168,786,009)                             167,129,901
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS--2.5%
The Bank of New York Cash Reserve                       2,784,837     2,784,837
U.S. Treasury Bill 1.67% (1), 2/17/2005                 1,500,000     1,489,251
                                                                    -----------
Total Short-term Investments (Cost $4,275,165)                        4,274,088
                                                                    -----------
Total Investments (Cost $173,061,174)--100.4%                       171,403,989
Liabilities in Excess of Other Assets--(0.4%)                          (728,376)
                                                                    -----------
Net Assets--100.0%                                                  170,675,613
                                                                    ===========

(a) Represents non-income producing securities.
(1) Yield to maturity.

Schedule of Investments
E*TRADE International Index Fund
September 30, 2004 (Unaudited)

Company                                                    Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.1%
Australia--5.5%
Alumina, Ltd. ADR                                              865       14,151
Amcor, Ltd.  ADR                                               611       12,709
AMP, Ltd.                                                    5,062       22,941
Australia & New Zealand Banking Group, Ltd. ADR                795       54,935
Australian Gas Light Co., Ltd.                               1,180       11,447
Australian Stock Exchange, Ltd.                                103        1,219
BHP Limited ADR                                              4,699       97,504
BlueScope Steel, Ltd.                                        2,261       14,336
Boral, Ltd. ADR                                                422        8,424
Brambles Industries, Ltd.                                    2,416       12,468
CFS Gandel Retail Trust                                      5,501        6,200
Coca-Cola Amatil, Ltd.                                         653        6,641
Cochlear, Ltd.                                                 479        8,272
Coles Myer, Ltd. ADR                                           333       18,012
Commonwealth Bank of Australia                               2,893       63,450
Commonwealth Property Office Fund                            6,437        5,735
Computershare, Ltd.(a)                                         874        2,577
CSL, Ltd.                                                      338        6,981
CSR, Ltd.                                                    3,919        6,982
Foster's Group, Ltd.                                         5,437       18,628
General Property Trust                                       5,573       14,928
Harvey Norman Holdings, Ltd.                                 1,076        2,308
Insurance Australia Group, Ltd.                              4,502       17,019
Investa Property Group                                       2,696        3,921
James Hardie Industries NV                                     253        5,222
John Fairfax Holdings, Ltd.                                  3,203        8,643
Leighton Holdings, Ltd.                                        112          783
Lend Lease Corp, Ltd.                                        1,068        8,835
Lion Nathan, Ltd.                                              613        3,291
Macquarie Bank, Ltd.                                           609       16,094
Macquarie Goodman Industrial Trust                           3,710        4,859
Macquarie Infrastructure Group                               5,230       14,259
Mayne Group, Ltd. ADR                                          646        9,109
Mirvac Group                                                 2,440        7,724
National Australia Bank, Ltd. ADR                              786       77,027
Newcrest Mining, Ltd.                                          945       10,398
News Corp., Ltd. ADR                                         1,040       34,185
OneSteel, Ltd.                                               1,026        2,268
Orica, Ltd.                                                  1,318       16,590
Origin Energy, Ltd.                                          2,016        8,898
PaperlinX, Ltd.                                                865        3,347
Patrick Corp., Ltd.                                          1,861        7,663
Prime Retail Group(a)                                        1,200        3,981

Publishing & Broadcasting, Ltd.                                 96          957
QBE Insurance Group, Ltd.                                    1,265       12,049
Rinker Group, Ltd. ADR                                         236       14,783
Rio Tinto, Ltd.                                                304       33,444
Santos, Ltd.  ADR                                              647       13,561
Sonic Healthcare, Ltd.                                         457        3,303
Southcorp, Ltd. ADR(a)                                         370        4,516
Stockland                                                    3,350       13,867
Suncorp-Metway, Ltd.                                         1,289       14,339
Tabcorp. Holdings, Ltd. ADR                                    114       12,592
Telstra Corp., Ltd. ADR                                      1,176       19,909
Toll Holdings, Ltd.                                            424        3,574
Transurban Group                                             1,589        6,276
Vivendi Universal SA ADR(a)                                  1,849       47,575
Wesfarmers, Ltd.                                             1,420       33,134
Westfield Group NPV(a)                                         277        3,052
Westpac Banking ADR                                            816       52,469
WMC Resources, Ltd. ADR                                        884       13,861
Woodside Petroleum, Ltd.                                     1,505       21,258
Woolworths, Ltd.                                             2,886       28,572
                                                                     ----------
                                                                      1,028,055
                                                                     ----------

AUSTRIA--0.2%
Bank Austria Creditanstalt AG                                   83        5,902
Erste Bank Der Oesterreichisch                                 385        8,010
IMMOFINANZ Immobilien Anlagen AG(a)                          1,395       11,594
OMV AG                                                          28        6,466
RHI AG(a)                                                       69        1,529
Telekom Austria AG ADR                                         156        4,390
Voestalpine AG                                                  27        1,533
                                                                     ----------
                                                                         39,424
                                                                     ----------

Belgium--0.9%
AGFA-Gevaert NV                                                193        5,605
Colruyt NV Rights(a)                                            44           58
Colruyt SA                                                      44        6,184
Delhaize Group ADR                                             133        8,407
Dexia                                                        1,638       30,670
Electrabel SA                                                   53       19,077
Fortis NL                                                    2,116       50,354
Groupe Bruxelles Lambert SA                                    116        8,111
Interbrew SA                                                   252        8,422
KBC Bancassurance Holding                                      148        9,655
Mobistar SA(a)                                                  51        3,651
Omega Pharma SA                                                 34        1,662
Solvay SA                                                      110       10,179
UCB SA                                                         166        8,861
Umicore                                                         13          950
                                                                     ----------
                                                                        171,846
                                                                     ----------

Denmark--0.6%

AP Moller - Maersk A/S                                           1        7,677
Bang & Olufsen, Class B                                         33        1,923
Carlsberg A/S                                                   23        1,077
Coloplast A/S                                                   29        2,805
Danisco A/S                                                    115        6,074
Danske Bank A/S                                              1,177       30,996
DSV, de Sammensluttede Vagnmaend                                29        1,533
GN Store Nord                                                  461        4,665
H. Lundbeck A/S                                                123        2,231
ISS A/S                                                         85        4,510
Novo-Nordisk A/S, Class B                                      405       22,181
Novozymes A/S, Class A                                         122        5,505
TDC A/S ADR                                                    435        7,669
Topdanmark A/S(a)                                               63        4,055
Vestas Wind Systems A/S(a)                                     491        7,124
William Demant Holding(a)                                       33        1,460
                                                                     ----------
                                                                        111,485
                                                                     ----------

Finland--1.4%
Amer Group(a)                                                   43        1,015
Elisa Oyj, Class A(a)                                          163        2,156
Fortum Oyj                                                   1,486       20,815
Kone Oyj                                                        86        5,194
Metso Oyj ADR                                                  256        3,315
Nokia Oyj                                                   11,138      152,813
Outokumpu OYJ, Class A                                         255        4,379
Sampo Oyj, Class A                                             974       10,766
Stora Enso Oyj(a)                                            1,661       22,473
Tietoenator Oyj                                                169        4,907
UPM Kymmene Oyj                                              1,829       35,080
Uponor Oyj                                                     145        5,137
Wartsila Corp., Class B                                         47        1,112
                                                                     ----------
                                                                        269,162
                                                                     ----------

France--7.7%
Accor SA ADR(a)                                              1,244       24,242
Alcatel SA, Class A(a)                                       2,864       33,595
Atos Origin SA(a)                                               33        1,827
Autoroutes du Sud de la France                                 131        6,005
Aventis  ADR                                                    10          844
Aventis SA                                                     132       11,083
Axa                                                          3,569       72,380
BNP Paribas                                                  4,765      153,872
Bouygues SA                                                    328       12,337
Cap Gemini SA(a)                                               595       14,025
Carrefour SA                                                 1,553       73,281
Casino Guichard-Perrachon SA                                    60        4,589
CNP Assurances                                                  53        3,450
Compagnie de Saint-Gobain                                      775       39,865
Compagnie Generale des Etablissements Michelin, Class B        220       11,221
Credit Agricole SA                                             861       23,554

Dassault Systemes SA                                            70        3,262
Essilor International SA                                       183       11,781
European Aeronautic Defence & Space Co.                        800       21,264
France Telecom SA ADR                                        2,869       71,725
Gecina SA                                                       80        6,764
Groupe Air France                                              107        1,691
Groupe Danone ADR                                            2,042       32,059
Hermes International                                            17        3,232
Imerys SA(a)                                                    63        4,205
Klepierre                                                       30        2,173
L'Air Liquide SA                                               177       27,833
L'Oreal SA                                                     913       59,998
Lafarge SA                                                   1,082       23,534
Lagardere S.C.A.                                               204       12,653
LVMH (Moet Hennessy Louis Vuitton) SA                          672       44,986
Pernod-Ricard SA ADR(a)                                        351       11,651
Pinault-Printemps-Redoute SA                                   107        9,850
Psa Peugeot Citroen ADR                                        291       17,927
Publicis Groupe ADR                                            178        5,103
Renault SA                                                     283       23,171
Sagem SA                                                        45        4,319
Sanofi-Synthelabo SA                                           950       69,112
Sanofi-Synthelabo SA ADR                                     1,924       70,437
Schneider Electric SA                                          593       38,464
Societe BIC SA                                                  93        4,296
Societe Television Francaise 1                                 197        5,607
Sodexho Alliance SA ADR                                        156        4,156
Suez SA(a)                                                   1,538       33,221
Technip-Coflexip SA                                            149        6,066
Thales SA                                                      126        4,206
Thomson/ex-TMM                                                 532       11,177
TotalFinaElf SA ADR                                          2,656      271,363
Unibail                                                         75        9,050
Valeo SA ADR                                                   264        4,833
Veolia Environnement ADR                                       394       11,328
Vinci SA                                                       111       12,796
Zodiac SA                                                       38        1,406
                                                                     ----------
                                                                      1,442,869
                                                                     ----------

Germany--6.6%
Adidas-Salomon AG                                               73       10,189
Allianz AG ADR                                               8,984       90,379
Altana AG                                                      117        6,944
BASF AG                                                      1,412       83,237
Bayer AG                                                     1,664       45,644
Bayerische Hypo-Und Vereinsbank AG                             781       14,919
Beiersdorf AG                                                   45        4,269
Celesio AG                                                      59        4,018
Commerzbank AG(a)                                            1,253       23,188
Continental AG ADR                                             227       12,321
DaimlerChrysler AG                                           2,138       88,383

Deutsche Bank AG                                             1,522      109,445
Deutsche Boerse AG                                             181        9,177
Deutsche Lufthansa AG                                          634        7,607
Deutsche Post AG                                             1,016       19,722
Deutsche Telekom AG ADR(a)                                   4,962       92,590
E.ON AG  ADR                                                 1,218       89,767
Epcos AG(a)                                                     61          924
Fresenius Medical Care AG                                       70        1,276
Fresenius Medical Care AG ADR                                  174        4,439
HeidelbergCement AG                                             81        3,788
Henkel KGaA(a)                                                  97        7,132
Hypo Real Estate Holdings ADR(a)                               135        4,611
Infineon Technologies AG(a)                                  1,647       16,832
KarstadtQuelle AG                                               84        1,320
Linde AG                                                       143        8,244
MAN AG                                                         185        6,329
Merck KGaA                                                     121        6,845
Metro AG                                                       231       10,281
MLP AG                                                         137        2,202
Muenchener Rueckversicherungs-Gesellschaft AG                  570       54,862
Prosieben SAT.1 Media AG                                        71        2,593
Puma AG Rudolf Dassler Sport(a)                                 30        8,011
Rwe AG ADR                                                     840       40,062
SAP AG ADR                                                   2,497       97,258
Schering AG                                                    559       35,077
Siemens AG ADR                                               1,932      142,387
Suedzucker AG                                                   77        1,446
ThyssenKrupp AG                                                956       18,582
TUI AG                                                         249        4,641
Volkswagen AG(a)                                             2,086       11,374
Volkswagen AG ADR                                            3,656       28,089
                                                                     ----------
                                                                      1,230,404
                                                                     ----------

Hong Kong--1.8%
Bank of East Asia, Ltd.                                      4,019       11,287
BOC Hong Kong Holdings, Ltd. ADR(a)                            324       11,841
Cathay Pacific Airways, Ltd.                                   818        7,002
Cheung Kong Holdings, Ltd.                                   3,608       30,879
CLP Holdings, Ltd.                                           4,811       27,516
Esprit Holdings, Ltd.                                        1,804        9,162
Giordano International, Ltd.                                 3,007        1,659
Hang Lung Properties, Ltd.(a)                                  481        3,547
Hang Seng Bank, Ltd.                                         2,417       32,235
Henderson Land Development(a)                                1,564        7,481
Hong Kong & China Gas(a)                                     8,779       16,381
Hong Kong Electric Holdings(a)                               3,968       17,606
Hong Kong Exchanges & Clearing, Ltd.                         3,247        7,389
Hutchison Whampoa Rights(a)                                     72            0
Hutchison Whampoa, Ltd.                                      5,893       46,097
Johnson Electric Holdings, Ltd.                                578        5,670
Li & Fung, Ltd.                                              4,811        6,891

MTR Corp.  ADR                                                 501        7,549
New World Development, Ltd. ADR(a)                           2,405        4,534
PCCW, Ltd.(a)                                                  973        6,325
Shangri-La Asia, Ltd.                                          205        4,416
Sun Hung Kai Properties, Ltd.                                3,608       34,008
Swire Pacific, Ltd.                                          2,767       19,250
Television Broadcasts, Ltd. ADR                                902        8,074
Wharf Holdings, Ltd.                                         3,488       11,733
Yue Yuen Industrial Holdings                                   962        2,486
                                                                     ----------
                                                                        341,018
                                                                     ----------

Ireland--0.8%
Allied Irish Bank                                            1,191       39,625
Bank of Ireland ADR                                            653       35,393
CRH PLC ADR                                                  1,087       25,708
DCC PLC                                                        162        2,973
Elan Corp. PLC(a)                                              608       14,227
Fyffes PLC                                                     965        2,145
Grafton Group PLC(a)                                           393        3,651
Independent News & Media PLC                                 1,099        2,785
Irish Life & Permanent PLC                                     704       11,381
Kerry Group PLC, Class A                                       556       12,299
                                                                     ----------
                                                                        150,187
                                                                     ----------

Italy--3.7%
Italcementi SpA                                                 69        1,021
Autogrill SpA(a)                                               241        3,426
Arnoldo Mondadori Editore SpA                                  294        2,787
Tiscali SpA(a)                                                 345        1,239
Luxottica Group SPA ADR                                        538        9,603
Gruppo Editoriale L'Espresso SpA                               702        3,888
Mediolanum SpA                                                 788        4,730
Riunione Adriatica di Sicurta SpA                              788       15,179
Banca Fideuram SpA                                             900        4,183
Enel SpA ADR                                                   952       38,556
Alleanza Assicurazioni SpA                                     959       11,116
Banco Popolare di Verona e Novara SCRL                         977       17,176
Banche Popolari Unite SCRL(a)                                1,006       16,715
Banca Popolare di Milano SCRL                                1,151        7,233
Eni Spa ADR                                                  1,187      133,300
Telecom Italia SpA ADR                                       1,341       30,910
Fiat SpA ADR(a)                                              1,411       10,117
Mediaset SpA                                                 1,436       16,334
Mediobanca SpA                                               1,581       20,945
Snam Rete Gas SpA                                            1,795        8,695
Banca Intesa SpA - RNC                                       1,872        5,556
Assicurazioni Generali SpA                                   2,208       60,844
Telecom Italia SpA ADR                                       2,379       73,178
Banca Monte dei Paschi di Sien SpA                           2,624        7,759
Capitalia SpA                                                3,397       12,515
Banca Nazionale del Lavoro SpA                               4,581       10,181

Pirelli & Co. SpA                                            4,915        5,043
Telecom Italia Media SpA(a)                                  7,167        2,355
Telecom Italia Mobile SpA                                    9,090       49,135
Seat Pagine Gialle SpA(a)                                   10,017        3,247
UniCredito Italiano SpA                                     10,179       51,445
Banca Intesa SpA                                            10,314       39,313
Finmeccanica SpA                                            14,883       10,528
                                                                     ----------
                                                                        688,252
                                                                     ----------

Japan--20.5%
77 Bank, Ltd. (The)                                          2,405       13,514
Acom Co., Ltd.                                                 121        7,507
Advantest Corp.                                                481        7,162
Aeon Co., Ltd.                                                 387        6,234
Aeon Co., Ltd. ADR(a)                                          300        4,780
Aiful Corp.                                                     60        5,902
Ajinomoto Co., Inc.                                          1,804       20,635
Aoyama Trading Co., Ltd.                                       121        2,749
Asahi Breweries, Ltd.                                          962        9,801
Asahi Glass Co., Ltd.                                        1,804       16,435
Asahi Kasei Corp.                                            3,968       17,162
Bandai Co, Ltd.                                                481        2,831
Bank of Fukoaka, Ltd.                                        2,405       11,492
Bank of Yokohama, Ltd. (The)                                 2,405       12,922
Benesse Corp.                                                  121        3,370
Bridgestone Corp.                                            2,249       41,774
Canon Inc. ADR                                               2,405      113,419
Central Japan Railway Co.                                        1        7,865
Chiba Bank, Ltd. (The)                                       2,405       12,619
Chubu Electric Power Co., Inc.                               1,943       41,076
Chugai Pharmaceutical Co., Ltd.                              1,270       18,305
Credit Saison Co., Ltd.                                        240        7,402
CSK Corp.                                                      121        4,671
Dai Nippon Printing Co., Ltd.                                1,804       24,125
Daiichi Pharmaceutical Co., Ltd.                               724       12,501
Dainippon Ink & Chemicals, Inc.                              2,405        5,331
Daito Trust Construction Co., Ltd.                             121        4,901
Daiwa House Industry Co., Ltd.                               2,405       23,494
Daiwa Securities Group, Inc.                                 4,329       27,462
Denki Kagaku Kogyo Kabushiki Kaisha                          1,924        5,855
Denso Corp.                                                    962       22,739
East Japan Railway Co.                                           6       31,065
Eisai Co., Ltd.                                                 53        1,444
Eisai Co., Ltd., ADR                                           601       16,359
FamilyMart Co., Ltd.                                           121        3,242
Fanuc, Ltd.                                                    494       26,056
Fast Retailing Co., Ltd.                                       121        8,221
Fuji Electric Holdings Co., Ltd.                             2,405        5,962
Fuji Photo Film Co., Ltd.                                    1,804       59,100
Fujisawa Pharmaceutical Co., Ltd.                              481       10,853
Fujitsu, Ltd.                                                4,450       25,717

Furukawa Electric Co. (The)(a)                               2,165        8,469
Gunma Bank, Ltd. (The)                                       2,405       11,785
Hitachi Chemical Co., Ltd.                                     121        1,771
Hitachi, Ltd.                                                  153          922
Hitachi, Ltd.  ADR                                             754       45,504
Hokugin Financial Group, Inc.                                2,405        5,020
Honda Motor Co., Ltd. ADR                                    3,849       93,762
Hoya Corp.                                                     240       25,156
Isetan Co., Ltd.                                               361        3,718
Ishikawajima-Harima Heavy Industries Co., Ltd.(a)            4,089        5,851
Itochu Corp.                                                 4,089       17,445
Itochu Techno-Science Corp.                                    121        5,046
Japan Airlines System Corp.(a)                               2,000        5,483
Japan Tobacco, Inc.                                              1        8,361
JFE Holdings, Inc.                                           1,220       34,794
Joyo Bank, Ltd. (The)                                        2,405        9,689
Kajima Corp.                                                 1,924        6,298
Kansai Electric Power Co., Inc. (The)                        2,189       38,590
Kao Corp. ADR                                                  240       53,024
Kawasaki Heavy Industries, Ltd.                                361          543
Kawasaki Heavy Industries, Ltd. ADR(a)                         902        5,434
Kawasaki Kisen Kaisha, Ltd.                                  1,564       10,702
Keihin Electric Express Railway Co., Ltd.                    1,924       10,898
Keio Electric Railway Co., Ltd.                              2,405       12,572
Kintetsu Corp.                                               3,608       12,120
Kirin Brewery Co Ltd                                         2,405       20,972
Komatsu, Ltd.                                                  726        4,674
Komatsu, Ltd. ADR                                              269        6,912
Konami Corp                                                    112        2,499
Konica Minolta Holdings, Inc.                                1,474       20,163
Kubota Corp. ADR                                               481       11,424
Kuraray Co., Ltd.                                            1,804       13,542
Kurita Water Industries, Ltd.                                  240        3,259
Kyocera Corp.                                                   25        1,758
Kyocera Corp.  ADR                                             216       15,206
Kyushu Electric Power Co., Inc.                                842       15,776
Lawson, Inc.                                                   121        4,198
Marubeni Corp.                                               3,608        9,557
Marui Co., Ltd.                                              1,244       15,677
Matsushita Electric Industrial Co., Ltd. ADR                 5,893       79,085
Matsushita Electric Works, Ltd.                                481        3,804
Meiji Seika Kaisha, Ltd.                                     1,804        7,222
Meitec Corp.                                                   121        4,352
Millea Holdings Inc.                                           431       27,700
Minebea Co., Ltd. ADR(a)                                     1,203        9,824
Mitsubishi Chemical Corp.                                    4,089       12,403
Mitsubishi Corp. ADR                                         1,203       26,000
Mitsubishi Electric Corp.                                    3,608       17,129
Mitsubishi Estate Co., Ltd.                                  1,683       17,562
Mitsubishi Heavy Industries, Ltd.                            8,057       22,732
Mitsubishi Materials Corp.                                   3,608        7,643

Mitsubishi Rayon Co., Ltd.                                   2,405        7,912
Mitsubishi Tokyo Financial Group, Inc. ADR                   7,215       60,173
Mitsui & Co., Ltd.                                             856        7,176
Mitsui & Co., Ltd. ADR                                         162       27,247
Mitsui Chemicals, Inc.                                       2,405       11,882
Mitsui Engineering & Shipbuilding Co., Ltd.                  1,683        2,538
Mitsui Fudosan Co., Ltd.                                     2,148       22,335
Mitsui Mining & Smelting Co., Ltd.                           2,165        8,466
Mitsui O.S.K. Lines, Ltd.                                    1,683       10,098
Mitsui Sumitomo Insurance Co.                                4,089       33,795
Mitsui Trust Holdings, Inc.                                  2,405       15,225
Mitsukoshi, Ltd.(a)                                          1,804        9,015
Mizuho Financial Group, Inc.                                     9       33,858
Murata Manufacturing Co., Ltd.                                 722       34,685
NEC Corp. ADR                                                5,171       30,974
Nikko Cordial Corp.                                          3,968       16,081
Nintendo Co., Ltd.                                             121       14,794
Nippon Express Co., Ltd.                                     1,943        9,427
Nippon Mining Holdings, Inc.                                 1,804        9,138
Nippon Oil Corp.                                             3,968       25,037
Nippon Sheet Glass Co., Ltd.                                 2,119        6,967
Nippon Steel Corp.                                          14,792       35,203
Nippon Telegraph & Telephone ADR                             1,683       33,626
Nippon Unipac Holding                                            1        4,389
Nippon Yusen Kabushiki Kaisha                                2,405       12,433
Nissan Motor Co., Ltd. ADR                                   3,849       83,369
Nissin Food Products Co., Ltd.                                 240        5,890
Nitto Denko Corp.                                              240       11,047
Nomura Holdings, Inc. ADR                                    4,329       55,887
NSK, Ltd.                                                    2,103        9,031
NTN Corp.                                                    2,405       12,744
NTT Data Corp.                                                   2        5,267
NTT Docomo, Inc. Sponsored ADR                               3,007       51,119
Obayashi Corp.                                               1,804        8,968
Oji Paper Co., Ltd.                                          2,405       13,597
Oki Electric Industry Co., Ltd.(a)                           2,405        7,444
Omron Corp.                                                    361        7,976
Oriental Land Co., Ltd.                                        121        7,323
ORIX Corp.                                                      13        1,330
Orix Corp. ADR                                                 216       10,999
Osaka Gas Co., Ltd.                                          6,013       16,367
Pioneer Corp.                                                  240        5,030
Promise Co., Ltd.                                              180       11,783
Resona Holdings, Inc.(a)                                    15,754       23,728
Ricoh Co, Ltd.                                                 481       44,969
Rohm Co., Ltd.                                                 121       12,165
Sankyo Co., Ltd.                                               943       20,002
Sankyo Co., Ltd./Gunma                                         121        4,778
Sanyo Electric Co., Ltd.                                     3,968       12,860
Secom Co., Ltd.                                              1,203       41,803
Sega Corp.(a)                                                1,924        6,498

Seiko Epson Corp.                                              121        5,169
Sekisui Chemical Co., Ltd.                                   2,405       16,621
Sekisui House, Ltd.                                            722        6,896
Sekisui House, Ltd. ADR                                      1,203       11,483
Seven-Eleven Japan Co., Ltd.                                 2,405       68,725
Sharp Corp.                                                  1,804       24,819
Shimachu Co., Ltd.                                             121        2,917
Shimano, Inc.                                                  121        3,101
Shimizu Corp.                                                2,021        8,040
Shin-Etsu Chemical Co., Ltd.                                 1,412       50,779
Shizuoka Bank, Ltd. (The)                                    2,405       18,107
Showa Denko Kabushiki Kaisha                                 2,405        5,744
Showa Shell Sekiyu Kabushiki Kaisha                            625        5,543
Skylark Co., Ltd.                                              121        2,002
SMC Corp.                                                      121       11,587
Softbank Corp.                                                 722       33,490
Sompo Japan Insurance, Inc.                                  2,405       20,404
Sony Corp. ADR                                               2,165       74,454
Stanley Electric Co., Ltd.                                     986       13,818
Sumitomo Chemical Co., Ltd.                                  4,210       19,957
Sumitomo Corp.                                                 231        1,721
Sumitomo Corp. ADR                                           2,155       16,033
Sumitomo Electric Industries, Ltd.                           2,405       21,347
Sumitomo Metal Industries, Ltd. ADR(a)                         806        9,580
Sumitomo Metal Mining Co.                                    2,405       16,688
Sumitomo Mitsui Financial Group, Inc.                            6       34,291
Sumitomo Trust & Banking Co, Ltd. ADR(a)                     2,405       14,227
Suzuken Co., Ltd.                                              121        3,136
T&D Holdings Inc.(a)                                           240       10,496
Taiheiyo Cement Corp.                                        1,804        4,096
Taisei Corp.                                                 2,044        6,494
Takashimaya Co., Ltd.                                        1,683       14,007
Takeda Chemical Industries, Ltd.                             2,044       92,887
Takefuji Corp.                                                 108        6,891
TDK Corp.                                                       55        3,666
Tdk Corp. ADR                                                  431       28,903
Teijin, Ltd.                                                 2,405        8,592
Terumo Corp.                                                   240        5,466
THK Co., Ltd.                                                  525        8,828
TIS Inc.                                                       121        4,090
Tobu Railway Co., Ltd.                                       2,405        8,808
Toho Co., Ltd.                                                 361        5,126
Tohoku Electric Power Co., Inc.                              1,082       17,848
Tokyo Broadcasting System, Inc.                                100        1,560
Tokyo Electric Power Co., Inc. (The)                         3,247       69,822
Tokyo Electron, Ltd.                                           584       28,461
Tokyo Gas Co., Ltd.                                          6,013       21,355
Tokyu Corp.                                                  2,405       10,958
Toppan Printing Co., Ltd.                                    2,109       20,692
Toray Industries, Inc.                                       4,089       18,944
Toshiba Corp.                                                7,937       29,134

Tosoh Corp.                                                  2,196        8,881
Toyoda Gosei Co., Ltd.                                         121        2,345
Toyota Industries Corp.                                        240        5,457
Toyota Motor Corp. Sponsored ADR                             3,488      266,414
Ube Industries, Ltd.(a)                                      2,886        3,800
UFJ Holdings, Inc.(a)                                            6       26,411
Uni-Charm Corp.                                                121        6,004
USS Co., Ltd.                                                   36        2,717
West Japan Railway Co.                                           2        7,814
World Co., Ltd.                                                121        3,279
Yamada Denki Co., Ltd.                                         121        4,179
Yamaha Corp.                                                   556        8,460
Yamanouchi Pharmaceutical Co., Ltd.                            481       15,564
Yamato Transport Co., Ltd.                                   2,405       33,114
                                                                     ----------
                                                                      3,834,774
                                                                     ----------

LUXEMBOURG--0.1%
Arcelor(a)                                                     865       15,965
                                                                     ----------

Netherlands--5.0%
ABN AMRO Holding NV ADR                                      4,508      102,602
Aegon N.V.  ADR                                              3,680       39,744
Akzo Nobel NV ADR                                              702       24,921
ASML Holding NV(a)                                           1,119       14,402
Corio NV                                                       133        6,392
DSM NV                                                         573        7,472
Euronext NV                                                    177        5,047
Hagemeyer NV(a)                                                798        1,493
Heineken NV                                                    383       11,564
IHC Caland NV                                                   61        3,169
Ing Groep N.V. ADR                                           4,492      113,558
Koninklijke Ahold NV ADR                                     2,016       12,882
Koninlijke Philips Electronics NV                            3,851       88,226
Oce NV(a)                                                       70        1,096
Qiagen NV(a)                                                   263        2,961
Reed Elsevier NV ADR                                           640       16,576
Rodamco Europe NV                                               85        5,584
Royal Dutch Petroleum Co.                                    5,410      279,156
Royal KPN NV ADR                                             5,198       38,829
Royal Numic NV(a)                                              252        8,042
STMicroelectronics NV                                        1,554       26,853
TPG NV                                                         921       22,565
Unilever NV ADR                                              1,317       76,123
Vedior NV                                                      142        2,204
Vnu NV                                                         851       21,878
Wereldhave NV                                                   30        2,595
Wolters Kluwer NV(a)                                           461        7,758
                                                                     ----------
                                                                        943,692
                                                                     ----------

New Zealand--0.2%
Auckland International Airport, Ltd.                           444        2,152

Carter Holt Harvey, Ltd.                                     2,590        3,960
Contact Energy, Ltd.                                         1,430        5,862
Fisher & Paykel Healthcare Corp.                               130        1,342
Fletcher Building, Ltd.                                        871        3,528
Sky City Entertainment Group, Ltd.                           2,023        6,346
Telecom Corporation of New Zealand, Ltd. ADR                   639       20,327
                                                                     ----------
                                                                         43,517
                                                                     ----------

Norway--0.4%
DNB NOR ASA                                                  2,182       17,312
Norsk Hydro A/S ADR                                            246       18,017
Norske Skogindustrier ASA                                      195        3,510
Orkla ASA ADR                                                  373       10,306
Schibsted ASA                                                   56        1,196
Statoil ASA ADR                                                706       10,195
Storebrand ASA                                                 388        2,933
Tandberg ASA                                                   256        2,316
Telenor ASA                                                    507       11,484
Tomra Systems ASA                                              314        1,185
Yara International ASA(a)                                      204        2,167
                                                                     ----------
                                                                         80,621
                                                                     ----------

PORTUGAL--0.4%
Banco BPI SA                                                 1,843        6,925
Banco Comercial Portugues SA, Class R                        4,334        9,438
Banco Espirito Santo SA                                        210        3,513
Brisa-Auto Estradas de Portugal S.A.                           913        7,418
Cimpor Cimentos de Portugal SA                                 328        1,693
Electricidade DE Portugal ADR                                  447       13,075
Portugal Telecom SGPS SA ADR                                 1,807       19,877
PT Multimedia Servicos de Telecomunicacoes e
   Multimedia SGPS SA                                           58        1,295
Sonae SGPS SA                                                2,150        2,408
                                                                     ----------
                                                                         65,642
                                                                     ----------

Singapore--1.0%
Capitaland, Ltd.                                             1,804        3,836
Chartered Semiconductor Manufacturing, Ltd. ADR(a)             432        2,618
City Developments, Ltd. ADR(a)                               1,804        7,018
ComfortDelgro Corp., Ltd.                                    6,735        5,240
Creative Technology, Ltd.                                      121        1,336
DBS Group Holdings ADR                                         601       22,846
Haw Par Corp., Ltd.                                          1,804        5,312
Keppel Corp, Ltd. ADR                                        1,095       10,276
Neptune Orient Lines, Ltd.                                     173          290
Oversea-Chinese Banking Corp., Ltd.                          2,405       19,995
Singapore Airlines, Ltd.                                     2,405       15,561
Singapore Press Holdings, Ltd.(a)                            8,178       23,000
Singapore Technologies Engineering, Ltd.                     5,893        7,346
Singapore Telecommunications, Ltd.(a)                        1,127        1,540
Singapore Telecommunications, Ltd. ADR(a)                    1,347       18,721
United Overseas Bank, Ltd.                                   1,984       32,289

                                                                     ----------
                                                                        177,224
                                                                     ----------

Spain--3.4%
Abertis Infraestructuras SA                                    433        8,103
Acciona SA                                                      53        3,398
Acerinox SA(a)                                                 428        5,932
Acs Actividades Cons y Serv(a)                                 527        9,615
Altadis SA                                                     724       24,695
Amadeus Global Travel Distribution SA, Class A               1,259        9,998
Antena 3 Television SA(a)                                       25        1,488
Banco Bilbao Vizcaya ADR                                     7,400      102,120
Banco Popular Espanol SA                                       253       14,085
Banco Santander Central Hispano                             10,852      106,133
Corporacion Mapfre S.A.                                        830        1,948
Endesa S.A. ADR                                              1,802       34,437
Fomento de Connstrucciones Y Contratas SA                       92        3,421
Gas Natural SDG SA                                             329        8,150
Grupo Ferrovial SA                                             122        5,455
Iberdrola SA                                                 1,461       30,380
Iberia Lineas Aereas de Espana                                 845        2,347
Inditex SA                                                     634       15,690
Indra Sistemas SA                                              262        3,499
Promotora de Informaciones SA                                   74        1,370
Repsol SA  ADR                                               2,194       48,093
Sacyr Vallehermoso SA                                          220        3,121
Sociedad General de Aguas de Barcelona SA                      207        3,648
Telefonica Publicidad e Informaciones SA                       207        1,452
Telefonica SA ADR                                            3,663      164,798
Union Fenosa SA                                                335        7,630
Zeltia SA(a)                                                   654        4,517
                                                                     ----------
                                                                        625,523
                                                                     ----------

Sweden--1.9%
Assa Abloy AB, Class B                                         956       12,018
Atlas Copco AB(a)                                              114        4,017
Atlas Copco AB ADR                                             175        6,730
Billerud AB                                                     74        1,148
Castellum AB                                                    41        1,190
Drott AB, Class B(a)                                            82        1,347
Electrolux AB, Class A ADR                                     424       15,578
Eniro AB                                                       693        6,013
Gambro AB, Class A                                             136        1,532
Gambro AB, Class B                                             795        9,150
Getinge AB                                                     211        2,572
Hennes & Mauritz AB, Class B                                 1,159       32,003
Holmen AB                                                      102        3,022
Modern Times Group MTG AB, Class B(a)                          105        1,961
Nordea Bank AB                                               6,375       52,228
OMHEX AB(a)                                                    138        1,647
Sandvik AB                                                     689       23,802
SAS AB(a)                                                      107          793

Securitas AB, Class B                                          530        7,079
Skandia Forsakrings AB                                       2,028        8,053
Skandinaviska Enskilda Banken AB, Class A                    1,462       22,655
Skanska AB                                                   1,041       10,849
SKF AB Class A ADR                                             149        5,659
Ssab Svenskt Stal AB                                            67        1,274
Svenska Cellulosa AB ADR                                       624       24,256
Svenska Handelbanken AB                                      1,297       27,238
Swedish Match Co. ADR                                          137       14,596
Tele2 AB ADR                                                   153        5,695
TeliaSonera AB                                               4,848       23,627
Trelleborg AB, Class B                                         221        3,288
Volvo AB ADR                                                   357       12,578
Volvo AB, Class A                                              154        5,251
                                                                     ----------
                                                                        348,849
                                                                     ----------

Switzerland--7.1%
Abb, Ltd.(a)                                                 3,010       18,421
Adecco SA ADR                                                2,068       25,602
Ciba Specialty Chemicals AG ADR                                235        7,327
Clariant AG, Registered                                        587        7,050
Compagnie Financiere Richemont                               1,305       36,108
Credit Suisse Group                                          3,177      101,473
Geberit AG                                                       2        1,557
Givaudan SA, Registered                                         17       10,358
Holcim, Ltd.                                                   496       13,078
Kudelski SA(a)                                                  39        1,113
Kuoni Reisen Holding AG                                          3        1,112
Logitech International SA(a)                                    74        3,577
Lonza Group AG, Registered                                     103        4,672
Nestle SA ADR                                                5,917      338,805
Novartis AG ADR                                              5,868      273,859
Roche Holding AG ADR                                         1,401      144,734
Schindler Holding AG(a)                                          6        1,711
Serono SA ADR                                                  481        7,374
SGS SA                                                           9        4,949
Sulzer AG                                                        4        1,201
Swatch Group AG                                                123        3,393
Swatch Group AG, Class B                                        59        7,985
Swiss Reinsurance Co. ADR                                      967       55,641
Swisscom AG ADR                                                433       15,033
Syngenta AG ADR(a)                                             938       17,907
UBS AG, Registered                                           2,677      188,646
Unaxis Holding AG                                               19        1,678
Zurich Financial Services ADR                                2,369       33,770
                                                                     ----------
                                                                      1,328,134
                                                                     ----------

United Kingdom--27.9%
3i Group PLC                                                 1,975       19,894
Aegis Group PLC                                              2,688        4,714
Aggreko PLC                                                    620        1,599

Alliance Unichem PLC                                           745        9,000
Amec PLC                                                       540        3,103
Amvescap PLC                                                   966       10,597
ARM Holdings PLC ADR                                           907        4,145
Associated British Ports Holdings PLC                        1,359       10,845
Astrazeneca PLC ADR                                          4,766      196,026
Aviva PLC                                                    5,584       55,437
BAA PLC                                                      2,436       24,399
BAE Systems PLC                                              2,116       34,423
Balfour Beatty PLC                                             652        3,287
Barclays PLC ADR                                             4,436      171,628
Barratt Developments PLC                                       375        3,838
BBA Group PLC                                                1,346        6,536
Berkeley Group PLC (The)                                       194        4,442
BG Group PLC ADR                                             1,690       57,528
BHP Billiton PLC                                             3,114       65,861
BOC Group PLC ADR                                              513       16,693
Boots Group PLC                                              2,202       25,603
BP PLC ADR                                                   9,318      536,064
BPB PLC                                                      1,578       12,221
Brambles Industries PLC                                      1,485        6,909
British Airways ADR(a)                                         105        3,951
British American Tobacco PLC ADR                             1,766       51,550
British Land Co. PLC                                         1,170       15,752
British Sky Broadcasting PLC                                   755       26,394
BT Group PLC ADR                                             2,451       80,760
Bunzl PLC ADR                                                  260        9,893
Cable & Wireless PLC ADR                                     2,036       10,709
Cadbury Schweppes PLC ADR                                    1,264       39,070
Capita Group PLC                                             1,353        8,064
Carnival PLC                                                   263       13,058
Cattles PLC                                                  1,434        8,577
Centrica PLC ADR                                             1,018       46,238
Close Brothers Group PLC                                       299        3,754
Cobham PLC                                                     213        5,135
Compass Group PLC ADR                                        5,218       20,820
Daily Mail & General Trust                                     771       10,039
Davis Service Group PLC                                        422        2,825
De La Rue PLC                                                  291        1,639
Diageo PLC ADR                                               1,957       98,691
Dixons Group PLC ADR                                         1,467       13,598
Electrocomponents PLC                                        1,117        6,295
Emap PLC                                                       677        9,241
EMI Group PLC ADR                                              955        7,630
Enterprise Inns PLC                                            604        6,240
Ericsson (LM) TEL-SP Company ADR(a)                          2,430       75,913
Exel PLC                                                     1,370       16,960
Firstgroup PLC                                               1,273        6,755
FKI PLC                                                      1,464        3,181
Friends Provident PLC                                        4,207       10,613
GKN PLC                                                      1,997        7,760

GlaxoSmithKline PLC ADR                                      9,238      403,978
Group 4 Securicor PLC(a)                                       923        1,937
GUS PLC                                                      2,389       38,906
Hammerson PLC                                                  510        6,682
Hanson PLC ADR                                                 373       13,801
Hays PLC                                                     3,875        9,323
HBOS PLC                                                     3,179      128,743
Hilton Group PLC                                             1,800       18,028
HSBC Holdings PLC ADR                                        6,055      483,188
IMI PLC                                                      1,398        9,023
Imperial Chemical Industries PLC ADR                           668       10,287
Imperial Tobacco Group ADR                                     719       31,521
Intercontinental Hotels Group                                2,318       26,797
International Power PLC ADR(a)                                 268        7,020
Invensys PLC ADR(a)                                          6,947        2,829
ITV PLC                                                      7,617       14,852
J Sainsbury PLC ADR(a)                                         817       15,065
Johnson Matthey PLC ADR                                        394       13,618
Kelda Group PLC                                              1,079       10,460
Kesa Electricals PLC                                         1,347        6,898
Kidde PLC ADR                                                  313        6,995
Kingfisher PLC ADR                                           2,943       32,832
Land Securities Group PLC                                    1,139       24,229
Legal & General Group PLC ADR                                3,734       33,531
Liberty International PLC(a)                                   402        6,016
Lloyds Tsb Group PLC ADR                                     3,441      108,323
LogicaCMG PLC                                                2,315        7,268
Man Group PLC                                                  426        9,172
Marks & Spencer Group ADR                                      987       36,757
MFI Furniture PLC                                            1,777        3,401
Misys PLC                                                    2,140        7,589
Mitchells & Butlers PLC(a)                                   1,854        9,326
National Grid Group PLC                                      1,512       64,759
Next PLC                                                       476       14,080
Novar PLC                                                    1,431        3,004
Pearson PLC                                                  2,002       21,682
Persimmon PLC                                                  436        5,219
Pilkington PLC                                               2,391        3,920
Provident Financial PLC                                        471        4,803
Prudential Corp. PLC                                         2,722       44,586
Rank Group PLC ADR                                             692        7,065
Reckitt Benckiser PLC                                        1,223       29,983
Reed Elsevier PLC ADR                                          726       25,779
Rentokil Initial PLC ADR                                     1,169       15,919
Reuters Group PLC                                              477       16,228
Rexam PLC ADR                                                  226        8,927
Rio Tinto PLC ADR                                              719       78,120
RMC Group PLC                                                  863       13,266
Rolls-Royce Group PLC(a)                                        78          358
Rolls-Royce Group PLC ADR(a)                                   755       17,300
Royal & Sun Alliance Insurance Group ADR                     1,450        9,585

Royal Bank of Scotland Group PLC                             6,568      189,762
SABmiller PLC                                                1,951       25,690
Sage Group PLC (The)                                         2,837        8,336
Schroders PLC                                                  461        5,171
Scottish & Newcastle PLC                                     1,644       11,246
Scottish & Southern Energy ADR                               2,331       32,859
Scottish Power PLC ADR                                       1,223       37,717
Serco Group PLC                                              1,363        5,306
Severn Trent PLC                                             1,262       20,072
Shell Transport & Trading Co. ADR                            4,280      190,503
Signet Group PLC ADR                                           158        9,826
Slough Estates PLC                                           1,328       11,207
Smith & Nephew PLC ADR                                         456       21,135
Smiths Group PLC                                             1,809       24,321
Societe Generale ADR                                         4,474       79,184
SSL International PLC                                          436        2,186
Stagecoach Group PLC ADR(a)                                  2,590        4,277
Tate & Lyle PLC ADR                                            272        7,600
Taylor Woodrow PLC                                           1,187        5,653
Tesco PLC ADR                                                6,083       94,198
The Peninsular and Oriental Steam Navigation Co.             1,215       11,565
Tomkins PLC ADR                                                488        9,447
Unilever PLC                                                 1,686       55,671
United Business Media PLC                                      967        8,200
United Utilities PLC                                           561       11,422
United Utilities PLC, Class A                                  731        4,855
Vodafone Group PLC Sponsored ADR                            16,664      401,774
Whitbread PLC                                                1,307       19,505
William Hill PLC                                               745        7,190
Wimpey (George) PLC                                          1,013        7,389
Wolseley PLC ADR                                               676       23,559
WPP Group PLC ADR                                              606       28,300
Yell Group PLC                                               1,177        7,513
                                                                     ----------
                                                                      5,211,514
                                                                     ----------
Total Common Stocks (Cost $18,702,701)                               18,148,157
                                                                     ----------

EXCHANGE TRADED FUNDS--1.5%
United States--1.5%
iShares MSCI EAFE Index Fund                                 2,000      282,800
                                                                     ----------
Total Exchanged Traded Funds (Cost $277,035)                            282,800
                                                                     ----------

PREFERRED STOCKS--0.3%
Australia--0.2%
News Corp., Ltd. ADR                                         1,359       42,578
                                                                     ----------

Germany--0.1%
Porsche AG                                                      14        9,078
RWE AG, Non-Voting                                              48        1,948
                                                                     ----------
                                                                         11,026
                                                                     ----------
Total Preferred Stocks (Cost $55,383)                                    53,604
                                                                     ----------

                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM INVESTMENTS--1.2%
The Bank of New York Cash Reserve                          229,208      229,208
                                                                     ----------
Total Short-Term Investment (Cost $229,208)                             229,208
                                                                     ----------

Total Investments (Cost $19,264,327)--100.1%                         18,713,769
Liabilities in Excess of Other Assets--(0.1%)                           (14,481)
                                                                     ----------
Net Assets--100.0%                                                   18,699,288
                                                                     ==========

(a) Represents non-income producing securities.

Item 2. Controls and Procedures.

     (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds


By: /s/ Dennis Webb
    --------------------------
        Dennis Webb
        President

Date: November 24, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Dennis Webb
    --------------------------
        Dennis Webb
        President

Date: November 24, 2004


By: /s/ Elizabeth Gottfried
    --------------------------
        Elizabeth Gottfried
        Treasurer

Date: November 24, 2004